UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Aptus Collared Investment Opportunity ETF
ACIO (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus Collared Investment Opportunity ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/acio/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Collared Investment Opportunity ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Collared Investment Opportunity (“ACIO” or the “Fund”) underperformed the S&P 500® Index (the “Index”) during the fiscal year as the Index appreciated 31.05%. The Fund returned 17.90% at NAV. With this, the strategy took on a lower level of risk to obtain the return. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior for much of the fiscal year. During March 2026, the S&P 500 fell -4.98% while ACIO fell only -3.36%. The Index in April 2026 returned 10.49% with the Fund capturing 73.1% of that upswing (7.67% at NAV). The active nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished during the fiscal year, while participating as much as possible to strong upward moving markets.

Top Contributors
↑	NVIDIA Corp.
↑	Alphabet, Inc. - Class C
↑	Broadcom, Inc.

Top Detractors
↓	S&P 500 Index Option 06/20/2025 P5400
↓	S&P 500 Index Option 05/15/2026 P6250
↓	S&P 500 Index Option 10/17/2025 P6000
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Collared Investment Opportunity ETF	PAGE 1	TSR-AR-26922A222

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/09/2019)
Aptus Collared Investment Opportunity ETF NAV	17.90	9.60	10.11
S&P 500 TR	31.05	13.14	15.62
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,286,779,255
Number of Holdings	221
Net Advisory Fee	$16,635,121
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
NVIDIA Corp.	7.8%
Alphabet, Inc.	6.4%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Visa, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Security Type	(%)*
Common Stocks	100.3%
Purchased Options	1.0%
Exchange Traded Funds	0.7%
Money Market Funds	0.4%
Written Options	-2.9%
Cash & Other	0.5%

Top Sectors	(%)*
Technology	32.2%
Communications	17.7%
Financial	13.9%
Consumer, Non-cyclical	12.7%
Industrial	8.6%
Consumer, Cyclical	7.6%
Energy	3.6%
Utilities	2.4%
Basic Materials	1.6%
Cash & Other	(0.3)%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/acio/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Collared Investment Opportunity ETF	PAGE 2	TSR-AR-26922A222

Aptus Deferred Income ETF
DEFR (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus Deferred Income ETF for the period of May 13, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/defr/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus Deferred Income ETF	$80	0.80%
**	Annualized
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Deferred Income ETF (“DEFR” or the “Fund”) outperformed the Bloomberg U.S. Aggregate Bond Index (the “Index”) by 0.86% since inception (May 13, 2025) with DEFR’s performance for the fiscal period of 6.40% at NAV versus the Index which was up 5.54%. The outperformance was driven primarily by the options strategy within the swap wrapper, which benefited during a period of market volatility and strong returns. The strategy continues to deliver solid performance while maintaining what we believe to be a strong tax-efficient structure.

Top Contributors
↑	Systematic Dynamic PutWrite Series 1 (“RCXTSOA7”) Total Return Swaps

Top Detractors
↓	Invesco QQQ Trust Series 1 Box Spread 03/20/2026
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (05/13/2025)
Aptus Deferred Income ETF NAV	6.40
Bloomberg U.S. Aggregate Bond Index	5.54
Aptus Deferred Income ETF	PAGE 1	TSR-AR-26922B451

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$117,704,933
Number of Holdings	11
Net Advisory Fee	$637,521
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $100.00	54.1%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $1,100.00	40.3%
U.S. Treasury Bill 07/09/2026, 3.54%	4.9%
RCXTSOA7 TRS 05/14/2030	1.9%
iShares 7-10 Year Treasury Bond ETF, Expiration: 07/17/2026; Exercise Price: $96.44	0.2%
First American Treasury Obligations Fund - Class X	0.2%
iShares TIPS Bond ETF, Expiration: 07/17/2026; Exercise Price: $112.78	0.1%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $100.00	0.0%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $1,100.00	0.0%
iShares TIPS Bond ETF, Expiration: 07/17/2026; Exercise Price: $112.78	-0.6%

Security Type	(%)*
Purchased Options	94.7%
U.S. Treasury Bills	4.9%
Total Return Swaps	1.9%
Money Market Funds	0.2%
Written Options	-1.8%
Cash & Other	0.1%

Top Sectors	(%)*
Cash & Other	100.0%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/defr/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Deferred Income ETF	PAGE 2	TSR-AR-26922B451

Aptus Defined Risk ETF
DRSK (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus Defined Risk ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/drsk/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Defined Risk ETF	$72	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Aptus Defined Risk ETF (“DRSK” or the “Fund”) outperformed by 4.04% versus the Bloomberg US Aggregate Bond Index (the “Index”) during the fiscal year as the equity option exposure within the strategy was buoyed by the return of U.S. Large Caps. The Fund was up 8.10% at NAV while the Index was only up 4.06%. Of the three components of DRSK - (1) Laddered Corporate Bond Portfolio, (2) Long Puts on S&P 500, and (3) Long Call Options on Individual Stocks and the S&P 500 – the long call option positions added the most relative value. The ladder did not benefit nearly as much as the overall market as measured by the S&P 500, which was +31.05% during the fiscal year. The overall bond portfolio was additive, however, as the strategy was lower duration relative to the benchmark. We believe that the strategy did exactly what it was designed to do, weather choppy markets and capture equity premiums when long volatility is rewarded.

Top Contributors
↑	S&P 500 Index Option 06/18/2026 C7000
↑	Thermo Fisher Scientific, Inc. Option 10/17/2025 C470
↑	Merck & Co., Inc. Option 04/17/2026 C100

Top Detractors
↓	S&P 500 Index Option 06/18/2026 C7300
↓	Merk & Co., Inc. Option 03/20/2026 C110
↓	ServiceNow, Inc. Option 09/19/2025 C1100
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Defined Risk ETF	PAGE 1	TSR-AR-26922A388

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Aptus Defined Risk ETF NAV	8.10	2.61	5.37
Bloomberg US Aggregate Bond Index	4.06	0.18	2.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,480,793,479
Number of Holdings	25
Net Advisory Fee	$9,504,802
Portfolio Turnover	19%
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Invesco BulletShares 2032 Corporate Bond ETF	12.2%
Invesco BulletShares 2031 Corporate Bond ETF	11.9%
iShares iBonds Dec 2032 Term Corporate ETF	10.9%
iShares iBonds Dec 2031 Term Corporate ETF	10.5%
Invesco BulletShares 2030 Corporate Bond ETF	10.5%
iShares iBonds Dec 2029 Term Corporate ETF	10.1%
Invesco BulletShares 2033 Corporate Bond ETF	10.1%
iShares iBonds Dec 2030 Term Corporate ETF	9.0%
Invesco BulletShares 2034 Corporate Bond ETF	4.9%
iShares iBonds Dec 2034 Term Corporate ETF	2.4%

Security Type	(%)*
Exchange Traded Funds	92.5%
Purchased Options	3.9%
Money Market Funds	1.2%
Written Options	-0.6%
Cash & Other	3.0%

Top Sectors	(%)*
Investment Grade Corporate Bonds	92.5%
Cash & Other	7.5%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/drsk/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Defined Risk ETF	PAGE 2	TSR-AR-26922A388

Aptus Drawdown Managed Equity ETF
ADME (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus Drawdown Managed Equity ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/adme/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Drawdown Managed Equity ETF	$88	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Drawdown Managed Equity ETF (“ADME” or the “Fund”) underperformed the S&P 500® Index (the “Index”) during the fiscal year as the Index appreciated 31.05%. Though, we would state that the strategy outkicked its coverage, participating with 75.5% of the upside, returning 23.45% at NAV. With this, the strategy took on a lower level of risk to obtain the return. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior for much of the fiscal year. During April 2026 the Index gained 10.49% after negative performance in March with the beginning of the war in Iran. ADME captured 89.2% of that market upswing after being relatively similar to the Index for March 2026 performance. The active nature of the Fund is designed to reduce drawdowns during larger market pullbacks, which was accomplished during the fiscal year, while participating as much as possible to strong upward moving markets.

Top Contributors
↑	NVIDIA Corp.
↑	Alphabet, Inc. - Class C
↑	Broadcom, Inc.

Top Detractors
↓	Cboe Volatility Index Option 01/21/2026 C23
↓	S&P 500 Index Option 05/15/2026 P5700
↓	S&P 500 Index Option 06/27/2025 P5955
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Drawdown Managed Equity ETF	PAGE 1	TSR-AR-26922A784

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2016)
Aptus Drawdown Managed Equity ETF NAV	23.45	7.46	8.73
S&P 500 TR	31.05	13.14	15.10
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$265,368,107
Number of Holdings	154
Net Advisory Fee	$1,884,126
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
NVIDIA Corp.	7.8%
Alphabet, Inc.	6.5%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Caterpillar, Inc.	2.0%
Tesla, Inc.	1.7%
Visa, Inc.	1.7%

Security Type	(%)*
Common Stocks	99.3%
Purchased Options	0.7%
Money Market Funds	0.2%
Written Options	-0.4%
Cash & Other	0.2%

Top Sectors	(%)*
Technology	32.0%
Communications	17.6%
Financial	13.7%
Consumer, Non-cyclical	12.5%
Industrial	8.5%
Consumer, Cyclical	7.5%
Energy	3.6%
Utilities	2.3%
Basic Materials	1.6%
Cash & Other	0.7%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/adme/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Drawdown Managed Equity ETF	PAGE 2	TSR-AR-26922A784

Aptus Enhanced Yield ETF
JUCY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus Enhanced Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/jucy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Enhanced Yield ETF	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Softer economic data and cooling inflation talk drove a broad rally in bonds, while equity volatility on average was elevated during the fiscal year amid geopolitical concerns and uncertainty around the timing of rate cuts. We saw equity volatility rise as measured by the Cboe Volatility Index (VIX) above 25 for much of March, dropping to ~17 by the fiscal year end. The Aptus Enhanced Yield ETF (“JUCY” or the “Fund”) returned 6.23% at NAV, beating the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index which returned 4.06% and the secondary benchmark, the ICE U.S. Treasury 1-3 Year Bond Index which returned 3.13%. The fixed income portfolio outpaced the benchmark with the boosted performance by the Fund’s total return swap which has a systematic trading strategy that includes US equity index and VIX options/futures.

Top Contributors
↑	Diversified Equity Volatility Harvesting Series (“RCTXTEVHT”) Total Return Swaps
↑	United States Treasury 4.375% 08/15/2026
↑	United States Treasury 1.00% 07/31/2028

Top Detractors
↓	United States Treasury 3.625% 12/31/2030
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Enhanced Yield ETF	PAGE 1	TSR-AR-26922B642

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2022)
Aptus Enhanced Yield ETF NAV	6.23	4.59
Bloomberg U.S. Aggregate Bond Index	4.06	4.95
ICE U.S. Treasury 1-3 Year Bond Total Return Index	3.13	4.22
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$234,745,964
Number of Holdings	11
Net Advisory Fee	$1,407,685
Portfolio Turnover	13%
30-Day SEC Yield	3.21%
30-Day SEC Yield Unsubsidized	3.21%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
United States Government	94.1%
First American Treasury Obligations Fund	3.7%
RCXTEVHT TRS 09/22/2027 (Goldman Sachs)	1.3%

Security Type	(%)*
U.S. Treasury Securities	86.7%
U.S. Treasury Bills	7.4%
Money Market Funds	3.7%
Total Return Swaps	1.3%
Cash & Other	0.9%

Top Sectors	(%)*
United States Treasury Note/Bond	86.7%
Cash & Other	13.3%
* Percent of Net Assets
Material Fund Changes:
The Fund previously seeked to achieve its objective through a hybrid fixed income and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of fixed income securities, Flexible Exchange (“FLEX”) Options, and total return swaps.
The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy. For a full list of risks, refer to the Fund’s Prospectus which can be obtained by calling (800) 617-0004 or visiting the Fund’s website at www.aptusetfs.com/JUCY.
Managed Distributions:
The Fund seeks to maintain relatively stable monthly distributions at a rate that is approximately between 5% and 12%. Although the amount of income earned from U.S. government securities by the Fund will vary from month-to-month, the Fund may pay out a return of capital to meet those targets if monthly distributions exceed the current income generated by the Fund. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current estimates of the return of capital for the Fund is available on the Fund’s website at www.aptusetfs.com/JUCY.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/jucy/.
Aptus Enhanced Yield ETF	PAGE 2	TSR-AR-26922B642

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Enhanced Yield ETF	PAGE 3	TSR-AR-26922B642

Aptus International Enhanced Yield ETF
IDUB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus International Enhanced Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/idub/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus International Enhanced Yield ETF	$46	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus International Enhanced Yield ETF (“IDUB” or the “Fund”) returned 33.70% at NAV, outperforming the benchmark MSCI AC World Index ex-US by 1.50%. The underlying ETFs in IDUB used for exposure beat broader U.S. indices marking a strong rebound for international equities, with the MSCI AC World Index ex-US rising 32.20% as investors rotated away from U.S. equities in favor of global markets. Stimulus efforts in several major markets were at the core of the rally, with investors pushing market multiples higher in anticipation of potential growth. Global risk assets responded positively, with developed markets leading the way. Emerging markets also benefited from improving fundamentals and a weaker dollar. It wasn’t until the conflict with Iran in March/April 2026 that really started moving international stocks downwards. Performance differentials between internationals and U.S. domestic indices were greater than 7% for the last two months of the fiscal year.

Top Contributors
↑	Vanguard Total International Stock Index Fund ETF
↑	iShares Core MSCI International Developed Markets ETF
↑	State Street SPDR Portfolio Emerging Markets ETF

Top Detractors
↓	BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF) 02/13/2025
↓	Citigroup Global Markets Holdings Inc., ELN, (linked to iShares MSCI EAFE ETF) 05/23/2024
↓	UBS AG, ELN, (linked to iShares MSCI EAFE ETF) 04/10/2025
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus International Enhanced Yield ETF	PAGE 1	TSR-AR-26922B709

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2021)
Aptus International Enhanced Yield ETF NAV	33.70	5.70
MSCI AC WORLD INDEX ex USA Net (USD)	32.20	8.53
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$467,981,879
Number of Holdings	5
Net Advisory Fee	$1,455,589
Portfolio Turnover	151%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Vanguard Total International Stock ETF	98.4%
RCXTGVHT Total Return Swaps (Goldman Sachs)	1.0%
United States Government	0.5%
First American Treasury Obligations Fund	0.2%

Security Type	(%)*
Exchange Traded Funds	98.4%
Total Return Swaps	1.0%
U.S. Treasury Bills	0.5%
Money Market Funds	0.2%
Cash & Other	-0.1%

Top Sectors	(%)*
International Equity	98.4%
Cash & Other	1.6%
* Percent of Net Assets
Material Fund Changes:
The Fund previously  seeked to achieve its objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of equity securities and total return swaps.
The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy. For a full list of risks, refer to the Fund’s Prospectus which can be obtained by calling (800) 617-0004 or visiting the Fund’s website at www.aptusetfs.com/IDUB.
Managed Distributions:
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities benchmark, the  MSCI AC World Index ex USA (Net). Although the amount of income earned from dividends on the Fund’s underlying equity securities, the appreciation of the Fund’s equity holdings, and income from U.S. government securities by the Fund will vary from quarter-to-quarter, the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current estimates of the return of capital for the Fund is available on the Fund’s website at www.aptusetfs.com/IDUB.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/idub/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus International Enhanced Yield ETF	PAGE 2	TSR-AR-26922B709

Aptus Large Cap Enhanced Yield ETF
DUBS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus Large Cap Enhanced Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/dubs/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Large Cap Enhanced Yield ETF	$46	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Large Cap Enhanced Yield ETF (“DUBS” or the “Fund”) outperformed versus the S&P 500® Index (the “Index”) during the fiscal year. The strategy has an options overlay (in addition to underlying equity beta) that aims to outperform the Index when the market trends higher, while also addressing the riskiest market environments. Trending higher was the main characteristic of the market during the fiscal year other than the larger selloff seen in March 2026. The underlying strategy within the Fund was changed from primarily investing in Equity Linked Notes and individual U.S. large cap equity security names to primarily investing in other ETFs that track the S&P 500 as well as total return swaps on a systematic trading strategy involving U.S. market index options and futures. During the fiscal year, DUBS returned 33.95% at NAV, while the S&P 500 returned 31.05%. During the major bout of volatility in March 2026, DUBS bested the benchmark by 0.60%, returning -4.38%. All-in-all, the strategy performed up to our expectations during the year.

Top Contributors
↑	State Street SPDR Portfolio S&P 500 ETF
↑	BNY Mellon U.S. Large Cap Core Equity ETF
↑	Diversified Equity Volatility Harvesting Index (“RCXTEVHT”) Total Return Swaps

Top Detractors
↓	Apple, Inc.
↓	UnitedHealth Group, Inc.
↓	Eli Lilly & Co.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Large Cap Enhanced Yield ETF	PAGE 1	TSR-AR-26922B535

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/13/2023)
Aptus Large Cap Enhanced Yield ETF NAV	33.95	20.42
S&P 500 TR	31.05	20.60
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$355,894,487
Number of Holdings	7
Net Advisory Fee	$1,042,336
Portfolio Turnover	93%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
State Street SPDR Portfolio S&P 500 ETF	73.5%
BNY Mellon US Large Cap Core Equity ETF	24.9%
RCXTEVHT Total Return Swaps (Goldman Sachs)	1.1%
First American Treasury Obligations Fund	0.3%
United States Government	0.2%

Security Type	(%)*
Exchange Traded Funds	98.4%
Total Return Swaps	1.1%
Money Market Funds	0.3%
U.S. Treasury Bills	0.2%
Cash & Other	0.0%

Top Sectors	(%)*
Large Cap Core Equity	98.4%
Cash & Other	1.6%
* Percent of Net Assets
Material Fund Changes:
The Fund previously  seeked to achieve its objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund now seeks to achieve its objective through a combination of equity securities, including other ETFs, and total return swaps.
The Fund’s Principal Risks were adjusted during the reporting period to reflect the changes to the Fund’s Principal Investment Strategy. For a full list of risks, refer to the Fund’s Prospectus which can be obtained by calling (800) 617-0004 or visiting the Fund’s website at www.aptusetfs.com/DUBS.
Managed Distributions:
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities benchmark, the S&P 500 Index. Although the amount of income earned from dividends on the Fund’s underlying equity securities, the appreciation of the Fund’s equity holdings, and income from U.S. government securities by the Fund will vary from quarter-to-quarter, the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current estimates of the return of capital for the Fund is available on the Fund’s website at www.aptusetfs.com/DUBS.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/dubs/.
Aptus Large Cap Enhanced Yield ETF	PAGE 2	TSR-AR-26922B535

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Large Cap Enhanced Yield ETF	PAGE 3	TSR-AR-26922B535

Aptus Large Cap Upside ETF
UPSD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus Large Cap Upside ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/upsd/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Large Cap Upside ETF	$87	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Large Cap Upside ETF (“UPSD” or the “Fund”) underperformed the S&P 500 by -10.32%, returning 20.73% at NAV. The minimum volatility equity exposure was the primary detractor from performance relative to the Index. The minimum volatility basket of stocks underperformed the S&P 500 during the fiscal year by 19.13% with the swap minimally assisting in recouping some of the performance drag from the equity basket. The trend exposure detracted from returns, as positive momentum entering the period reversed sharply due to policy-related uncertainty around tariffs, fiscal stimulus, and monetary shifts.

Top Contributors
↑	Amazon.com, Inc.
↑	Systematic Equity Futures Trend and Dynamic PutWrite Series 1 (“RCXTSOA6”) Total Return Swaps
↑	NVIDIA Corp.

Top Detractors
↓	Dollar General Corp.
↓	Lockheed Martin Corp.
↓	Hershey Co.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Large Cap Upside ETF	PAGE 1	TSR-AR-26922B444

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/20/2024)
Aptus Large Cap Upside ETF NAV	20.73	6.56
S&P 500 TR	31.05	16.13
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$103,735,284
Number of Holdings	103
Net Advisory Fee	$686,596
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
NVIDIA Corp.	5.0%
Apple, Inc.	5.0%
Microsoft Corp.	3.7%
Alphabet, Inc.	3.5%
RCXTSOA6 Total Return Swaps (Goldman Sachs)	3.1%
Amazon.com, Inc.	2.3%
Welltower, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
CME Group, Inc.	1.4%
First American Treasury Obligations Fund	1.4%

Security Type	(%)*
Common Stocks	95.4%
Total Return Swaps	3.1%
Money Market Funds	1.4%
Cash & Other	0.1%

Top Sectors	(%)*
Consumer, Non-cyclical	26.3%
Technology	20.0%
Communications	13.7%
Financial	13.3%
Consumer, Cyclical	6.2%
Industrial	6.0%
Energy	4.2%
Utilities	3.4%
Basic Materials	2.3%
Cash & Other	4.6%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/upsd/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Large Cap Upside ETF	PAGE 2	TSR-AR-26922B444

Opus Small Cap Value ETF
OSCV (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Opus Small Cap Value ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/oscv/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opus Small Cap Value ETF	$88	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Opus Small Cap Value ETF (“OSCV” or the “Fund”) underperformed both the S&P 500 Index (the “Index”) and its secondary benchmark, the S&P Small Cap 600 Value Index, by 9.24% and 21.47%, respectively. Small cap stocks, in general, had a resurgence during the fiscal year, outperforming its large cap brethren. The underperformance versus the Index was a result of a strong surge in April where the S&P 500 Index recovered sharply from a month of decline in March. OSCV has historically provided results consistent with outperforming during down trending markets or when the market is rewarding higher quality (and typically lower volatility) stocks. The fiscal year was a challenging period for the fund on a relative basis, as the highest beta stocks in the small cap benchmark significantly outpaced both quality and lower volatility stocks, an environment in which the fund has historically lagged the small cap benchmark.

Top Contributors
↑	Primoris Services Corp.
↑	Curtiss-Wright Corp.
↑	Comfort Systems USA, Inc.

Top Detractors
↓	Compass Diversified Holdings
↓	Chemed Corp.
↓	Murphy USA, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Opus Small Cap Value ETF	PAGE 1	TSR-AR-26922A446

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/17/2018)
Opus Small Cap Value ETF NAV	21.81	5.89	8.16
S&P 500 TR	31.05	13.14	14.69
S&P SmallCap 600 Value TR	43.28	6.67	7.71
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$682,149,264
Number of Holdings	67
Net Advisory Fee	$4,998,759
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Primoris Services Corp.	3.3%
Viper Energy, Inc.	2.8%
Hawkins, Inc.	2.6%
Ensign Group, Inc.	2.5%
Hanover Insurance Group, Inc.	2.5%
American Healthcare REIT, Inc.	2.5%
Arcosa, Inc.	2.5%
nVent Electric PLC	2.4%
Texas Roadhouse, Inc.	2.3%
Primerica, Inc.	2.1%

Security Type	(%)*
Common Stocks	98.1%
Money Market Funds	1.9%
Cash & Other	0.0%**

Top Sectors	(%)*
Financial	36.2%
Industrial	22.2%
Consumer, Cyclical	11.8%
Energy	9.4%
Consumer, Non-cyclical	8.6%
Utilities	4.7%
Basic Materials	3.4%
Communications	1.8%
Cash & Other	1.9%
* Percent of Net Assets
** Represents less than 0.05% of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/oscv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Opus Small Cap Value ETF	PAGE 2	TSR-AR-26922A446

Aptus April Buffer ETF
APRB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus April Buffer ETF for the period of October 13, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/aprb/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus April Buffer ETF	$14	0.25%
**	Annualized
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus April Buffer ETF (“APRB” or the “Fund”) underperformed by 3.43% versus the S&P 500® Index (the “Index” or “Benchmark”) since inception (October 13, 2025) based on NAV performance. During that time the Fund returned 5.59% at NAV while the Index was up 9.02%. The Fund seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer of 15%, before fees and expenses, over a full investment period. By design of the Fund’s strategy, due to the Cap, it is expected that the Fund will underperform relative to its Benchmark in upward trending markets. The Index delivered strong performance for the fiscal period ending April 30, 2026 as momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence continued even with very volatile performance across several other sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus April Buffer ETF	PAGE 1	TSR-AR-268961877

CUMULATIVE TOTAL RETURN (%)

Since Inception (10/13/2025)
Aptus April Buffer ETF NAV	5.59
S&P 500 TR	9.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,174,315
Number of Holdings	5
Net Advisory Fee	$19,675
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $6.32	105.5%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $631.97	3.0%
First American Treasury Obligations Fund - Class X	0.1%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $537.17	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $736.81	-7.2%

Security Type	(%)*
Purchased Options	108.5%
Money Market Funds	0.1%
Written Options	-8.6%
Cash & Other	0.0%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/aprb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus April Buffer ETF	PAGE 2	TSR-AR-268961877

Aptus January Buffer ETF
JANB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus January Buffer ETF for the period of October 13, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/janb/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus January Buffer ETF	$15	0.26%
**	Annualized
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus January Buffer ETF (“JANB” or the “Fund”) underperformed by 2.65% versus the S&P 500® Index (the “Index” or “Benchmark”) since inception (October 13, 2025) based on NAV performance. During that time the Fund returned 6.37% at NAV while the Index was up 9.02%. The Fund seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer of 15%, before fees and expenses, over a full investment period. By design of the Fund’s strategy, due to the Cap, it is expected that the Fund will underperform relative to its Benchmark in upward trending markets. The Index delivered strong performance for the fiscal period ending April 30, 2026 as momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence continued even with very volatile performance across several other sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus January Buffer ETF	PAGE 1	TSR-AR-268961885

CUMULATIVE TOTAL RETURN (%)

Since Inception (10/13/2025)
Aptus January Buffer ETF NAV	6.37
S&P 500 TR	9.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,501,264
Number of Holdings	5
Net Advisory Fee	$41,458
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $6.87	99.8%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $687.01	3.6%
First American Treasury Obligations Fund - Class X	0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $583.96	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $783.53	-2.1%

Security Type	(%)*
Purchased Options	103.4%
Money Market Funds	0.1%
Written Options	-3.5%
Cash & Other	0.0%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/janb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus January Buffer ETF	PAGE 2	TSR-AR-268961885

Aptus July Buffer ETF
JULB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus July Buffer ETF for the period of October 13, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/julb/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus July Buffer ETF	$14	0.25%
**	Annualized
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus July Buffer ETF (“JULB” or the “Fund”) underperformed by 2.65% versus the S&P 500® Index (the “Index” or “Benchmark”) since inception (October 13, 2025) based on NAV performance. During that time the Fund returned 6.37% at NAV while the Index was up 9.02%. The Fund seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer of 15%, before fees and expenses, over a full investment period. By design of the Fund’s strategy, due to the Cap, it is expected that the Fund will underperform relative to its Benchmark in upward trending markets. The Index delivered strong performance for the fiscal period ending April 30, 2026 as momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence continued even with very volatile performance across several other sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus July Buffer ETF	PAGE 1	TSR-AR-268961869

CUMULATIVE TOTAL RETURN (%)

Since Inception (10/13/2025)
Aptus July Buffer ETF NAV	6.37
S&P 500 TR	9.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$35,899,941
Number of Holdings	5
Net Advisory Fee	$28,241
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $6.63	100.9%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $663.04	0.7%
First American Treasury Obligations Fund - Class X	0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $563.58	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $732.20	-1.6%

Security Type	(%)*
Purchased Options	101.6%
Money Market Funds	0.1%
Written Options	-1.7%
Cash & Other	0.0%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/julb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus July Buffer ETF	PAGE 2	TSR-AR-268961869

Aptus October Buffer ETF
OCTB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus October Buffer ETF for the period of October 13, 2025, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/octb/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus October Buffer ETF	$22	0.40%
**	Annualized
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus October Buffer ETF (“OCTB” or the “Fund”) underperformed by 3.01% versus the S&P 500® Index (the “Index” or “Benchmark”) since inception (October 13, 2025) based on NAV performance. During that time the Fund returned 6.01% at NAV while the Index was up 9.02%. The Fund seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer of 15%, before fees and expenses, over a full investment period. By design of the Fund’s strategy, due to the Cap, it is expected that the Fund will underperform relative to its Benchmark in upward trending markets. The Index delivered strong performance for the fiscal period ending April 30, 2026 as momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence continued even with very volatile performance across several other sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus October Buffer ETF	PAGE 1	TSR-AR-268961851

CUMULATIVE TOTAL RETURN (%)

Since Inception (10/13/2025)
Aptus October Buffer ETF NAV	6.01
S&P 500 TR	9.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$40,549,189
Number of Holdings	5
Net Advisory Fee	$34,046
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $6.63	100.7%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $663.04	1.9%
First American Treasury Obligations Fund - Class X	0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $563.58	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $754.21	-2.2%

Security Type	(%)*
Purchased Options	102.6%
Money Market Funds	0.2%
Written Options	-2.8%
Cash & Other	0.0%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/octb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus October Buffer ETF	PAGE 2	TSR-AR-268961851

Aptus Laddered Buffer ETF
ABUF (Principal U.S. Listing Exchange: Cboe)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Aptus Laddered Buffer ETF for the period of March 31, 2026, to April 30, 2026. You can find additional information about the Fund at https://aptusetfs.com/abuf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus Laddered Buffer ETF	$0	0.05%
**	Annualized
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Laddered Buffer ETF (“ABUF” or the “Fund”) underperformed by 4.92% versus the S&P 500® Index (the “Index”) since inception (March 31, 2026) based on NAV performance. During that time the Fund returned 5.57% while the Index was up 10.49%. The laddered approach seeks to eliminate timing risk of choosing which of the underlying ETFs to invest in separately, allowing a rolling exposure to each individual underlying ETF for continued buffer on the downside with limited participation in up trending markets. The Fund by nature will underperform in up trending markets, but aims to capture as much as the cap of the underlying securities as possible for each of their investment periods. The Index was led by momentum in mega-cap technology stocks and enthusiasm surrounding Artificial Intelligence.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (03/31/2026)
Aptus Laddered Buffer ETF NAV	5.57
S&P 500 TR	10.49
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Aptus Laddered Buffer ETF	PAGE 1	TSR-AR-268961620

KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$527,873
Number of Holdings	5
Net Advisory Fee	$21
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
Aptus January Buffer ETF	25.1%
Aptus October Buffer ETF	25.0%
Aptus July Buffer ETF	25.0%
Aptus April Buffer ETF	24.7%
First American Treasury Obligations Fund - Class X	0.2%

Security Type	(%)*
Exchange Traded Funds	99.8%
Money Market Funds	0.2%
Cash & Other	0.0%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/abuf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Laddered Buffer ETF	PAGE 2	TSR-AR-268961620

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2026	FYE 4/30/2025
(a) Audit Fees	$ 195,000	$ 112,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 49,000	$ 28,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2026	FYE 4/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

APTUS COLLARED INVESTMENT OPPORTUNITY ETF (ACIO)
APTUS DEFERRED INCOME ETF (DEFR)
APTUS DEFINED RISK ETF (DRSK)
APTUS DRAWDOWN MANAGED EQUITY ETF (ADME)
APTUS ENHANCED YIELD ETF (JUCY)
APTUS INTERNATIONAL ENHANCED YIELD ETF (IDUB)
APTUS LARGE CAP ENHANCED YIELD ETF (DUBS)
APTUS LARGE CAP UPSIDE ETF (UPSD)
OPUS SMALL CAP VALUE ETF (OSCV)
Annual Financial Statements and Additional Information
April 30, 2026

APTUS COLLARED INVESTMENT OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 100.3%
Basic Materials - 1.6%
Freeport-McMoRan, Inc.(a)	52,720	$3,046,162
Linde PLC(a)(b)	43,163	21,630,706
Newmont Corp.(b)	68,412	7,599,889
Sherwin-Williams Co.(b)	12,879	4,142,015
		36,418,772
Communications - 17.7%
Alphabet, Inc. - Class C(a)(b)	389,536	148,779,380
Amazon.com, Inc.(b)(c)	360,550	95,567,383
AppLovin Corp. - Class A(c)	10,334	4,612,581
Arista Networks, Inc.(a)(c)	43,488	7,510,812
AT&T, Inc.	273,649	7,150,448
Booking Holdings, Inc.	29,093	4,898,097
Ciena Corp.(c)	9,205	4,856,374
Cisco Systems, Inc.(a)	139,845	12,795,818
Corning, Inc.	28,996	4,762,303
Meta Platforms, Inc. - Class A(b)	80,696	49,378,689
Motorola Solutions, Inc.(b)	11,510	5,053,235
Netflix, Inc.(b)(c)	237,292	22,212,904
Palo Alto Networks, Inc.(c)	31,026	5,563,582
T-Mobile US, Inc.(b)	57,231	11,188,661
Uber Technologies, Inc.(b)(c)	87,336	6,516,139
Verizon Communications, Inc.(a)	158,221	7,599,355
Walt Disney Co.	68,418	7,098,368
		405,544,129
Consumer, Cyclical - 7.6%
AutoZone, Inc.(c)	1,450	5,370,844
Costco Wholesale Corp.(a)(b)	16,693	16,935,549
Home Depot, Inc.	17,309	5,691,199
Lowe’s Cos., Inc.(a)	54,801	13,085,931
Marriott International, Inc. - Class A(a)(b)	30,922	11,184,178
McDonald’s Corp.(a)(b)	62,439	18,331,466
NIKE, Inc. - Class B	42,283	1,875,674
PulteGroup, Inc.(a)(b)	107,958	13,209,741
Starbucks Corp.(a)	39,710	4,182,654
Tesla, Inc.(b)(c)	104,169	39,754,016
TJX Cos., Inc.(a)(b)	90,543	14,192,615
Walmart, Inc.(a)(b)	219,580	28,969,189
		172,783,056
Consumer, Non-cyclical - 12.7%
Abbott Laboratories(b)	77,001	6,990,921
AbbVie, Inc.(b)	77,484	16,373,919
Altria Group, Inc.(a)(b)	222,733	16,181,553
Amgen, Inc.(b)	24,810	8,590,463
Archer-Daniels-Midland Co.(a)	67,141	5,004,690
Automatic Data Processing, Inc.	25,610	5,427,783
Bristol-Myers Squibb Co.(a)	74,162	4,493,476
Cigna Group	9,807	2,849,718
Cintas Corp.(b)	71,547	12,499,976
Colgate-Palmolive Co.	50,527	4,312,985

	Shares	Value
CVS Health Corp.	44,382	$3,696,577
Danaher Corp.	23,700	4,241,115
Elevance Health, Inc.(b)	17,833	6,712,698
Eli Lilly & Co.(b)	30,069	28,102,487
Gilead Sciences, Inc.	50,067	6,550,766
HCA Healthcare, Inc.	6,124	2,660,572
Intuitive Surgical, Inc.(b)(c)	19,889	9,101,405
Johnson & Johnson(a)(b)	90,866	20,885,550
Kenvue, Inc.	128,400	2,250,852
McKesson Corp.	4,673	3,809,430
Medtronic PLC	51,533	4,172,627
Merck & Co., Inc.	110,408	12,054,345
Mondelez International, Inc. - Class A(a)	89,014	5,469,020
PepsiCo, Inc.(a)	146,526	23,222,906
Pfizer, Inc.	205,406	5,484,340
Procter & Gamble Co.(a)(b)	87,599	12,884,937
Quanta Services, Inc.	6,445	4,690,478
S&P Global, Inc.	11,618	5,010,030
Stryker Corp.(b)	33,440	10,537,947
Thermo Fisher Scientific, Inc.	31,015	14,854,944
UnitedHealth Group, Inc.	46,298	17,152,483
Vertex Pharmaceuticals, Inc.(c)	9,123	3,898,988
		290,169,981
Energy - 3.6%
Chevron Corp.	70,364	13,602,065
Devon Energy Corp.	326,932	16,794,497
Diamondback Energy, Inc.(a)(b)	64,875	13,340,246
Exxon Mobil Corp.(a)(b)	213,103	32,888,186
SLB Ltd.(b)	117,546	6,686,016
		83,311,010
Financial - 13.9%
American Express Co.(a)	33,346	10,772,425
Aon PLC - Class A	12,932	4,030,258
Arthur J Gallagher & Co.	17,381	3,587,438
Berkshire Hathaway, Inc. - Class B(b)(c)	69,400	32,867,840
Blackrock, Inc.(b)	24,426	26,028,346
Capital One Financial Corp.	24,653	4,716,119
Charles Schwab Corp.	60,609	5,554,209
Chubb Ltd.	14,031	4,588,137
Citigroup, Inc.(a)(b)	169,314	21,668,806
Coinbase Global, Inc. - Class A(a)(c)	19,854	3,727,985
Digital Realty Trust, Inc.(b)	77,410	15,554,765
Equinix, Inc.(a)	8,778	9,505,082
Goldman Sachs Group, Inc.(a)	10,925	10,092,187
Intercontinental Exchange, Inc.(b)	91,655	14,489,739
JPMorgan Chase & Co.(a)(b)	123,447	38,667,304
Marsh & McLennan Cos., Inc.(b)	18,243	3,059,533
Morgan Stanley(a)(b)	46,724	8,905,127
PNC Financial Services Group, Inc.(a)	82,811	18,466,853
Progressive Corp.(b)	96,371	19,397,555

The accompanying notes are an integral part of these financial statements.

1

APTUS COLLARED INVESTMENT OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial - (Continued)
Prologis, Inc.	35,889	$5,096,956
Public Storage(b)	28,930	8,749,878
Visa, Inc. - Class A(b)	119,708	39,484,487
Welltower, Inc.(b)	39,670	8,621,878
		317,632,907
Industrial - 8.6%
Amphenol Corp. - Class A(a)	72,140	10,624,058
Boeing Co.(c)	27,222	6,234,655
Caterpillar, Inc.(a)	50,816	45,231,830
CRH PLC	24,846	2,942,263
CSX Corp.(b)	479,143	21,767,466
Deere & Co.(b)	9,378	5,531,801
Eaton Corp. PLC(a)(b)	30,115	13,040,096
FedEx Corp.(a)	11,434	4,611,447
GE Vernova, Inc.(a)	9,953	10,783,677
General Electric Co.(b)	53,149	15,409,490
Honeywell International, Inc.(b)	38,471	8,245,489
Johnson Controls International PLC	25,618	3,740,997
Keysight Technologies, Inc.(c)	6,623	2,317,454
L3Harris Technologies, Inc.	9,177	2,941,687
Lockheed Martin Corp.	7,261	3,760,980
Northrop Grumman Corp.(b)	20,190	11,699,701
Packaging Corp. of America	19,627	4,189,383
Parker-Hannifin Corp.	4,787	4,353,394
RTX Corp.	54,067	9,519,577
TE Connectivity PLC	11,203	2,371,227
Trane Technologies PLC	7,178	3,535,452
Waste Management, Inc.	14,044	3,265,932
		196,118,056
Technology - 32.2%(d)
Accenture PLC - Class A	23,155	4,138,030
Adobe, Inc.(c)	15,809	3,890,595
Advanced Micro Devices, Inc.(a)(c)	62,280	22,077,637
Analog Devices, Inc.(a)(b)	18,188	7,316,305
Apple, Inc.(a)	541,938	147,054,876
Applied Materials, Inc.(a)	28,129	11,096,609
Broadcom, Inc.(b)	177,424	74,062,100
Cadence Design Systems, Inc.(c)	10,540	3,473,879
Cognizant Technology Solutions Corp. - Class A	180	9,522
Crowdstrike Holdings, Inc. - Class A(a)(c)	28,453	12,682,925
Dell Technologies, Inc. - Class C	18,130	3,788,264
Fortinet, Inc.(c)	24,256	2,045,023
Intel Corp.(a)(c)	172,105	16,260,480
International Business Machines Corp.(b)	37,526	8,667,755
Intuit, Inc.(b)	10,495	4,077,308
KLA Corp.(a)	4,901	8,578,465
Lam Research Corp.(a)	92,579	23,872,421

	Shares	Value
Micron Technology, Inc.	42,278	$21,864,491
Microsoft Corp.(b)	274,650	111,996,777
NVIDIA Corp.(b)	896,526	178,919,694
Oracle Corp.(b)	66,198	10,683,695
Palantir Technologies, Inc. - Class A(c)	87,084	12,114,255
QUALCOMM, Inc.(b)	44,675	8,022,737
Salesforce, Inc.	35,274	6,226,919
Sandisk Corp.(c)	5,064	5,552,727
Seagate Technology Holdings PLC(a)	8,253	5,559,551
ServiceNow, Inc.(b)(c)	41,618	3,675,286
Synopsys, Inc.(c)	7,102	3,427,425
Texas Instruments, Inc.(a)	33,954	9,543,790
Western Digital Corp.(a)	13,206	5,738,271
		736,417,812
Utilities - 2.4%
Duke Energy Corp.(a)(b)	137,664	17,834,371
NextEra Energy, Inc.(a)(b)	112,193	10,981,451
Southern Co.(b)	265,117	25,636,814
		54,452,636
TOTAL COMMON STOCKS (Cost $1,608,933,889)		$2,292,848,359

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.0%(c)(e)(f)
Call Options - 0.2%
Cboe Volatility Index(a)
Expiration: 05/19/2026; Exercise Price: $25.00	$84,450,000	50,000	3,225,000
Expiration: 05/19/2026; Exercise Price: $45.00	84,450,000	50,000	650,000
Total Call Options			3,875,000
Put Options - 0.8%
S&P 500 Index(a)
Expiration: 06/18/2026; Exercise Price: $5,600.00	2,378,973,300	3,300	2,211,000
Expiration: 06/18/2026; Exercise Price: $6,800.00	2,378,973,300	3,300	16,813,500
Total Put Options			19,024,500
TOTAL PURCHASED OPTIONS (Cost $40,377,241)			22,899,500

The accompanying notes are an integral part of these financial statements.

2

APTUS COLLARED INVESTMENT OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 0.7%
Large Cap Core Equity - 0.7%
BNY Mellon US Large Cap Core Equity ETF	116,788	$16,043,168
TOTAL EXCHANGE TRADED FUNDS (Cost $14,164,936)		16,043,168
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(g)	9,127,730	9,127,730
TOTAL MONEY MARKET FUNDS (Cost $9,127,730)		9,127,730
TOTAL INVESTMENTS - 102.4% (Cost $1,672,603,796)		$2,340,918,757
Liabilities in Excess of Other Assets - (2.4)%		(54,139,502)
TOTAL NET ASSETS - 100.0%		$2,286,779,255

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of April 30, 2026 was $1,524,158,170.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

APTUS COLLARED INVESTMENT OPPORTUNITY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.9)%(a)(b)
Call Options - (2.5)%
Advanced Micro Devices, Inc.
Expiration: 06/18/2026; Exercise Price: $300.00	$(8,862,250)	(250)	$(1,688,125)
Expiration: 06/18/2026; Exercise Price: $330.00	(5,317,350)	(150)	(715,125)
Alphabet, Inc., Expiration: 06/18/2026; Exercise Price: $385.00	(38,194,000)	(1,000)	(1,652,500)
Altria Group, Inc., Expiration: 06/18/2026; Exercise Price: $60.00	(15,983,000)	(2,200)	(2,788,500)
American Express Co., Expiration: 06/18/2026; Exercise Price: $360.00	(3,230,500)	(100)	(25,400)
Amphenol Corp., Expiration: 05/15/2026; Exercise Price: $165.00	(2,945,400)	(200)	(15,500)
Analog Devices, Inc., Expiration: 06/18/2026; Exercise Price: $280.00	(7,240,680)	(180)	(2,232,000)
Apple, Inc.
Expiration: 06/18/2026; Exercise Price: $270.00	(5,427,000)	(200)	(247,500)
Expiration: 06/18/2026; Exercise Price: $280.00	(13,567,500)	(500)	(378,750)
Applied Materials, Inc., Expiration: 07/17/2026; Exercise Price: $450.00	(10,848,475)	(275)	(607,063)
Archer-Daniels-Midland Co., Expiration: 06/18/2026; Exercise Price: $65.00	(2,683,440)	(360)	(367,200)
Arista Networks, Inc.
Expiration: 06/18/2026; Exercise Price: $190.00	(2,590,650)	(150)	(128,625)
Expiration: 07/17/2026; Exercise Price: $175.00	(2,590,650)	(150)	(261,750)
Bristol-Myers Squibb Co., Expiration: 06/18/2026; Exercise Price: $65.00	(2,120,650)	(350)	(30,975)
Caterpillar, Inc.
Expiration: 05/15/2026; Exercise Price: $850.00	(2,225,275)	(25)	(132,688)
Expiration: 06/18/2026; Exercise Price: $400.00	(42,280,225)	(475)	(23,353,375)
Cboe Volatility Index, Expiration: 05/19/2026; Exercise Price: $35.00	(168,900,000)	(100,000)	(2,550,000)
Cisco Systems, Inc., Expiration: 05/15/2026; Exercise Price: $90.00	(3,202,500)	(350)	(146,125)
Citigroup, Inc.
Expiration: 06/18/2026; Exercise Price: $120.00	(3,839,400)	(300)	(324,750)
Expiration: 06/18/2026; Exercise Price: $130.00	(8,958,600)	(700)	(343,000)
Expiration: 07/17/2026; Exercise Price: $130.00	(6,399,000)	(500)	(342,500)
Coinbase Global, Inc., Expiration: 05/15/2026; Exercise Price: $250.00	(1,689,930)	(90)	(7,155)
Costco Wholesale Corp., Expiration: 05/15/2026; Exercise Price: $1,050.00	(10,145,300)	(100)	(49,750)
Crowdstrike Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $520.00	(6,240,500)	(140)	(18,270)
Diamondback Energy, Inc., Expiration: 05/15/2026; Exercise Price: $180.00	(10,281,500)	(500)	(1,342,500)
Duke Energy Corp., Expiration: 06/18/2026; Exercise Price: $130.00	(4,210,375)	(325)	(105,625)
Eaton Corp. PLC, Expiration: 05/15/2026; Exercise Price: $440.00	(8,660,200)	(200)	(265,000)
Equinix, Inc., Expiration: 06/18/2026; Exercise Price: $1,180.00	(3,248,490)	(30)	(26,100)
Exxon Mobil Corp., Expiration: 06/18/2026; Exercise Price: $150.00	(19,291,250)	(1,250)	(1,153,125)
FedEx Corp., Expiration: 05/15/2026; Exercise Price: $420.00	(4,436,410)	(110)	(40,425)

The accompanying notes are an integral part of these financial statements.

4

APTUS COLLARED INVESTMENT OPPORTUNITY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Call Options - (Continued)
Freeport-McMoRan, Inc., Expiration: 06/18/2026; Exercise Price: $65.00	$(1,531,170)	(265)	$(40,280)
GE Vernova, Inc., Expiration: 07/17/2026; Exercise Price: $1,180.00	(10,726,254)	(99)	(620,235)
Goldman Sachs Group, Inc.
Expiration: 06/18/2026; Exercise Price: $960.00	(3,233,195)	(35)	(79,975)
Expiration: 07/17/2026; Exercise Price: $1,000.00	(3,233,195)	(35)	(83,737)
Intel Corp., Expiration: 06/18/2026; Exercise Price: $75.00	(6,613,600)	(700)	(1,571,500)
Johnson & Johnson, Expiration: 06/18/2026; Exercise Price: $210.00	(20,686,500)	(900)	(1,955,250)
JPMorgan Chase & Co.
Expiration: 06/18/2026; Exercise Price: $330.00	(7,830,750)	(250)	(112,500)
Expiration: 06/18/2026; Exercise Price: $335.00	(15,661,500)	(500)	(157,750)
Expiration: 07/17/2026; Exercise Price: $340.00	(7,830,750)	(250)	(113,750)
KLA Corp., Expiration: 06/18/2026; Exercise Price: $2,000.00	(4,025,805)	(23)	(89,930)
Lam Research Corp., Expiration: 06/18/2026; Exercise Price: $170.00	(18,050,200)	(700)	(6,280,750)
Linde PLC
Expiration: 06/18/2026; Exercise Price: $525.00	(10,022,800)	(200)	(195,000)
Expiration: 06/18/2026; Exercise Price: $550.00	(10,523,940)	(210)	(99,750)
Lowe’s Cos., Inc., Expiration: 05/15/2026; Exercise Price: $260.00	(5,969,750)	(250)	(18,750)
Marriott International, Inc., Expiration: 05/15/2026; Exercise Price: $370.00	(7,233,800)	(200)	(164,000)
McDonald’s Corp., Expiration: 06/18/2026; Exercise Price: $330.00	(8,807,700)	(300)	(21,900)
Mondelez International, Inc., Expiration: 06/18/2026; Exercise Price: $57.50	(2,457,600)	(400)	(196,000)
Morgan Stanley
Expiration: 05/15/2026; Exercise Price: $190.00	(2,858,850)	(150)	(71,250)
Expiration: 06/18/2026; Exercise Price: $190.00	(2,858,850)	(150)	(129,000)
NextEra Energy, Inc.
Expiration: 06/18/2026; Exercise Price: $95.00	(4,404,600)	(450)	(238,500)
Expiration: 06/18/2026; Exercise Price: $100.00	(5,383,400)	(550)	(145,475)
PepsiCo, Inc.
Expiration: 05/15/2026; Exercise Price: $160.00	(14,264,100)	(900)	(198,000)
Expiration: 06/18/2026; Exercise Price: $170.00	(8,716,950)	(550)	(63,800)
PNC Financial Services Group, Inc., Expiration: 05/15/2026; Exercise Price: $230.00	(11,150,000)	(500)	(93,750)
Procter & Gamble Co., Expiration: 05/15/2026; Exercise Price: $155.00	(11,031,750)	(750)	(24,750)
PulteGroup, Inc., Expiration: 05/15/2026; Exercise Price: $135.00	(4,894,400)	(400)	(13,000)
Seagate Technology Holdings PLC, Expiration: 06/18/2026; Exercise Price: $750.00	(5,389,120)	(80)	(355,600)
Starbucks Corp., Expiration: 05/15/2026; Exercise Price: $100.00	(2,106,600)	(200)	(124,000)
Texas Instruments, Inc., Expiration: 06/18/2026; Exercise Price: $300.00	(4,216,200)	(150)	(116,625)

The accompanying notes are an integral part of these financial statements.

5

APTUS COLLARED INVESTMENT OPPORTUNITY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Call Options - (Continued)
TJX Cos., Inc.
Expiration: 06/18/2026; Exercise Price: $180.00	$(3,135,000)	(200)	$(10,500)
Expiration: 07/17/2026; Exercise Price: $170.00	(4,702,500)	(300)	(72,750)
Verizon Communications, Inc., Expiration: 06/18/2026; Exercise Price: $45.00	(7,204,500)	(1,500)	(547,500)
Walmart, Inc.
Expiration: 05/15/2026; Exercise Price: $135.00	(13,193,000)	(1,000)	(140,000)
Expiration: 06/18/2026; Exercise Price: $130.00	(5,277,200)	(400)	(284,000)
Expiration: 07/17/2026; Exercise Price: $140.00	(6,596,500)	(500)	(203,750)
Western Digital Corp., Expiration: 06/18/2026; Exercise Price: $450.00	(5,648,760)	(130)	(614,575)
Total Call Options			(56,587,283)
Put Options - (0.4)%
S&P 500 Index, Expiration: 06/18/2026; Exercise Price: $6,200.00	(4,757,946,600)	(6,600)	(10,329,000)
TOTAL WRITTEN OPTIONS (Premiums received $58,431,756)			$(66,916,283)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

Aptus Deferred Income ETF
Schedule of Investments
April 30, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 94.7%(a)(b)(c)
Call Options - 54.4%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $100.00(d)	$74,853,654	1,121	$63,675,042
iShares 7-10 Year Treasury Bond ETF, Expiration: 07/17/2026; Exercise Price: $96.44(d)	66,770,940	7,030	284,364
iShares TIPS Bond ETF, Expiration: 07/17/2026; Exercise Price: $112.78(d)	29,072,536	2,606	82,532
Total Call Options			64,041,938
Put Options - 40.3%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $1,100.00(d)	74,853,654	1,121	47,457,535
TOTAL PURCHASED OPTIONS (Cost $111,696,348)			111,499,473
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 4.9%
3.54%, 07/09/2026(e)(f)		$5,850,000	5,809,607
TOTAL U.S. TREASURY BILLS (Cost $5,810,981)			5,809,607
		Shares
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.59%(g)		192,943	192,943
TOTAL MONEY MARKET FUNDS (Cost $192,943)			192,943
TOTAL INVESTMENTS - 99.8% (Cost $117,700,272)			$117,502,023
Other Assets in Excess of Liabilities - 0.2%			202,910
TOTAL NET ASSETS - 100.0%			$117,704,933

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of April 30, 2026 was $5,809,577.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

Aptus Deferred Income ETF
Schedule of Written Options
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.8)%(a)(b)
Call Options - (0.0)%(c)
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $1,100.00	$(74,853,654)	(1,121)	$(4,484)
Put Options - (1.8)%
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $100.00	(74,853,654)	(1,121)	(4,484)
iShares 7-10 Year Treasury Bond ETF, Expiration: 07/17/2026; Exercise Price: $96.44	(66,770,940)	(7,030)	(1,380,129)
iShares TIPS Bond ETF, Expiration: 07/17/2026; Exercise Price: $112.78	(29,072,536)	(2,606)	(724,312)
Total Put Options			(2,108,925)
TOTAL WRITTEN OPTIONS (Premiums received $1,634,678)			$(2,113,409)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

8

Aptus Deferred Income ETF
Schedule of Total Return Swap Contracts
April 30, 2026

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTSOA7(a)	Goldman Sachs	Receive	EFFR	Termination	05/14/2030	$43,661,936	$2,264,459
Net Unrealized Appreciation (Depreciation)							$2,264,459

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of April 30, 2026.
(a)
The Systematic Dynamic PutWrite Series 1 (“RCXTSOA7” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index generally is made up of S&P Index options. As of April 30, 2026, the components of the Index are provided on the following page.

The accompanying notes are an integral part of these financial statements.

9

Aptus Deferred Income ETF
Schedule of Total Return Swap Contracts
April 30, 2026 (Continued)
The underlying components of the index as of April 30, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts:
S&P 500 Weekly Index P6575	05/01/2026	(153.74)	$(10)	0.00%
S&P 500 Weekly Index P6920	05/01/2026	(84.34)	(13)	0.00%
S&P 500 Weekly Index P6955	05/01/2026	(179.81)	(32)	0.00%
S&P 500 Weekly Index P6960	05/01/2026	(116.76)	(21)	0.00%
S&P 500 Weekly Index P6980	05/01/2026	(331.98)	(69)	0.00%
S&P 500 Weekly Index P7085	05/01/2026	(947.76)	(815)	0.00%
S&P 500 Weekly Index P6580	05/04/2026	(153.44)	(22)	0.00%
S&P 500 Weekly Index P6925	05/04/2026	(116.67)	(68)	0.00%
S&P 500 Weekly Index P6935	05/04/2026	(83.70)	(53)	0.00%
S&P 500 Weekly Index P6945	05/04/2026	(180.71)	(129)	0.00%
S&P 500 Weekly Index P7055	05/04/2026	(332.17)	(1,028)	0.00%
S&P 500 Weekly Index P6610	05/05/2026	(153.44)	(38)	0.00%
S&P 500 Weekly Index P6895	05/05/2026	(83.64)	(75)	0.00%
S&P 500 Weekly Index P6910	05/05/2026	(117.26)	(121)	0.00%
S&P 500 Weekly Index P7015	05/05/2026	(180.82)	(628)	0.00%
S&P 500 Weekly Index P6620	05/06/2026	(153.29)	(60)	0.00%
S&P 500 Weekly Index P6890	05/06/2026	(84.06)	(126)	0.00%
S&P 500 Weekly Index P6990	05/06/2026	(117.33)	(479)	0.00%
S&P 500 Weekly Index P6775	05/07/2026	(153.06)	(162)	0.00%
S&P 500 Weekly Index P6975	05/07/2026	(84.11)	(429)	0.00%
S&P 500 Weekly Index P6825	05/08/2026	(151.15)	(360)	0.00%
S&P 500 Weekly Index P6820	05/11/2026	(150.59)	(601)	0.00%
S&P 500 Weekly Index P6890	05/12/2026	(150.80)	(1,258)	0.00%
S&P 500 Weekly Index P6975	05/13/2026	(149.55)	(2,448)	−0.01%
S&P 500 Weekly Index P7025	05/14/2026	(148.01)	(3,678)	−0.01%
S&P 500 Weekly Index P7040	05/15/2026	(146.96)	(4,390)	−0.01%
S&P 500 Weekly Index P7125	05/18/2026	(146.64)	(7,545)	−0.02%
S&P 500 Weekly Index P7110	05/19/2026	(145.08)	(7,380)	−0.02%
S&P 500 Weekly Index P7060	05/20/2026	(145.39)	(6,295)	−0.01%
S&P 500 Weekly Index P7140	05/21/2026	(146.13)	(9,743)	−0.02%
S&P 500 Weekly Index P7110	05/22/2026	(144.93)	(8,835)	−0.02%
S&P 500 Weekly Index P7170	05/26/2026	(145.46)	(12,001)	−0.03%
S&P 500 Weekly Index P7175	05/27/2026	(144.50)	(12,521)	−0.03%
S&P 500 Weekly Index P7140	05/28/2026	(144.44)	(11,404)	−0.03%
S&P 500 Weekly Index P7135	05/29/2026	(145.08)	(11,618)	−0.03%
S&P 500 Weekly Index P7210	06/01/2026	(145.12)	(15,601)	−0.04%
Total Options Contracts			(120,056)	−0.28%
Cash
Cash			43,781,992	100.28%
Total Underlying Positions			$ 43,661,936	100.00%

The accompanying notes are an integral part of these financial statements.

10

APTUS DEFINED RISK ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 92.5%
Investment Grade Corporate Bonds - 92.5%
Invesco BulletShares 2030 Corporate Bond ETF(a)	9,250,700	$154,764,211
Invesco BulletShares 2031 Corporate Bond ETF(a)	10,694,974	176,253,171
Invesco BulletShares 2032 Corporate Bond ETF(a)	8,788,610	181,045,366
Invesco BulletShares 2033 Corporate Bond ETF(a)	7,051,851	149,146,649
Invesco BulletShares 2034 Corporate Bond ETF(a)	3,475,260	72,007,387
iShares iBonds Dec 2029 Term Corporate ETF	6,424,357	149,366,300
iShares iBonds Dec 2030 Term Corporate ETF	6,082,737	133,151,113
iShares iBonds Dec 2031 Term Corporate ETF(a)	7,443,522	155,941,786
iShares iBonds Dec 2032 Term Corporate ETF(a)	6,385,976	161,501,333
iShares iBonds Dec 2034 Term Corporate ETF	1,384,338	36,131,222
		1,369,308,538
TOTAL EXCHANGE TRADED FUNDS (Cost $1,357,279,784)		1,369,308,538

	Notional Amount	Contracts
PURCHASED OPTIONS - 3.9%(b)(c)(d)
Call Options - 3.2%
Cboe Volatility Index(e) Expiration: 05/19/2026; Exercise Price: $25.00	$84,450,000	50,000	3,225,000
Expiration: 05/19/2026; Exercise Price: $45.00	84,450,000	50,000	650,000
Invesco QQQ Trust Series 1, Expiration: 07/17/2026; Exercise Price: $700.00	233,709,000	3,500	4,046,000
Microsoft Corp., Expiration: 07/17/2026; Exercise Price: $470.00	163,112,000	4,000	1,870,000
NVIDIA Corp., Expiration: 09/18/2026; Exercise Price: $240.00(e)	199,570,000	10,000	8,575,000
S&P 500 Index
Expiration: 06/18/2026; Exercise Price: $7,350.00	720,901,000	1,000	9,530,000

	Notional Amount	Contracts	Value
Expiration: 06/18/2026; Exercise Price: $7,400.00	$1,081,351,500	1,500	$10,927,500
Expiration: 07/17/2026; Exercise Price: $7,700.00(e)	2,162,703,000	3,000	9,540,000
Total Call Options			48,363,500
Put Options - 0.7%
S&P 500 Index(e)
Expiration: 06/18/2026; Exercise Price: $6,000.00	504,630,700	700	801,500
Expiration: 06/18/2026; Exercise Price: $7,200.00	504,630,700	700	9,432,500
Total Put Options			10,234,000
TOTAL PURCHASED OPTIONS (Cost $61,333,096)			58,597,500

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%
First American Treasury Obligations Fund - Class X, 3.59%(f)	17,644,957	17,644,957
TOTAL MONEY MARKET FUNDS (Cost $17,644,957)		17,644,957
TOTAL INVESTMENTS - 97.6% (Cost $1,436,257,837)		$1,445,550,995
Other Assets in Excess of Liabilities - 2.4%		35,242,484
TOTAL NET ASSETS - 100.0%		$1,480,793,479

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940 (See Note 5).
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

APTUS DEFINED RISK ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%(a)(b)
Call Options - (0.4)%
Cboe Volatility Index, Expiration: 05/19/2026; Exercise Price: $35.00	$(168,900,000)	(100,000)	$(2,550,000)
NVIDIA Corp., Expiration: 09/18/2026; Exercise Price: $290.00	(99,785,000)	(5,000)	(1,207,500)
S&P 500 Index, Expiration: 07/17/2026; Exercise Price: $8,000.00	(2,162,703,000)	(3,000)	(2,070,000)
Total Call Options			(5,827,500)
Put Options - (0.2)%
S&P 500 Index, Expiration: 06/18/2026; Exercise Price: $6,500.00	(1,009,261,400)	(1,400)	(3,752,000)
TOTAL WRITTEN OPTIONS (Premiums received $14,793,078)			$(9,579,500)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

12

Aptus Drawdown Managed Equity ETF
Schedule of Investments
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.3%
Basic Materials - 1.6%
Freeport-McMoRan, Inc.	6,032	$348,529
Linde PLC	4,950	2,480,643
Newmont Corp.	7,823	869,057
Sherwin-Williams Co.	1,481	476,304
		4,174,533
Communications - 17.6%
Alphabet, Inc. - Class C	45,197	17,262,542
Amazon.com, Inc.(a)	41,825	11,086,135
AppLovin Corp. - Class A(a)	1,171	522,676
Arista Networks, Inc.(a)	4,987	861,305
AT&T, Inc.	31,307	818,052
Booking Holdings, Inc.	3,503	589,765
Ciena Corp.(a)	1,058	558,180
Cisco Systems, Inc.	15,968	1,461,072
Corning, Inc.	3,351	550,368
Meta Platforms, Inc. - Class A	9,365	5,730,537
Motorola Solutions, Inc.	1,319	579,081
Netflix, Inc.(a)	27,150	2,541,511
Palo Alto Networks, Inc.(a)	3,550	636,586
T-Mobile US, Inc.	6,549	1,280,329
Uber Technologies, Inc.(a)	9,750	727,448
Verizon Communications, Inc.	18,212	874,722
Walt Disney Co.	7,827	812,051
		46,892,360
Consumer, Cyclical - 7.5%
AutoZone, Inc.(a)	161	596,349
Costco Wholesale Corp.	1,916	1,943,839
Home Depot, Inc.	2,000	657,600
Lowe's Cos., Inc.	6,337	1,513,212
Marriott International, Inc. - Class A	3,563	1,288,701
McDonald's Corp.	7,115	2,088,893
NIKE, Inc. - Class B	5,032	223,220
PulteGroup, Inc.	12,220	1,495,239
Starbucks Corp.	4,729	498,106
Tesla, Inc.(a)	12,092	4,614,670
TJX Cos., Inc.	10,496	1,645,248
Walmart, Inc.	25,300	3,337,829
		19,902,906
Consumer, Non-cyclical - 12.5%
Abbott Laboratories	8,859	804,309
AbbVie, Inc.	8,866	1,873,563
Altria Group, Inc.	25,178	1,829,182
Amgen, Inc.	2,819	976,079
Archer-Daniels-Midland Co.	7,719	575,374
Automatic Data Processing, Inc.	2,925	619,925
Bristol-Myers Squibb Co.	8,827	534,828
Cigna Group	1,127	327,484
Cintas Corp.	8,226	1,437,164
Colgate-Palmolive Co.	5,804	495,429
CVS Health Corp.	5,281	439,854
Danaher Corp.	2,727	487,997

	Shares	Value
Elevance Health, Inc.	2,062	$776,178
Eli Lilly & Co.	3,439	3,214,089
Gilead Sciences, Inc.	5,592	731,657
HCA Healthcare, Inc.	703	305,418
Intuitive Surgical, Inc.(a)	2,293	1,049,300
Johnson & Johnson	10,375	2,384,694
Kenvue, Inc.	14,848	260,285
McKesson Corp.	529	431,241
Medtronic PLC	5,924	479,666
Merck & Co., Inc.	12,608	1,376,541
Mondelez International, Inc. - Class A	10,229	628,470
PepsiCo, Inc.	16,420	2,602,406
Pfizer, Inc.	24,461	653,109
Procter & Gamble Co.	10,066	1,480,608
Quanta Services, Inc.	737	536,367
S&P Global, Inc.	1,383	596,391
Stryker Corp.	3,841	1,210,414
Thermo Fisher Scientific, Inc.	3,607	1,727,609
UnitedHealth Group, Inc.	5,358	1,985,032
Vertex Pharmaceuticals, Inc.(a)	1,029	439,774
		33,270,437
Energy - 3.6%
Chevron Corp.	8,118	1,569,290
Devon Energy Corp.	36,629	1,881,632
Diamondback Energy, Inc.	7,457	1,533,383
Exxon Mobil Corp.	24,533	3,786,178
SLB Ltd.	13,084	744,218
		9,514,701
Financial - 13.7%
American Express Co.	3,811	1,231,144
Aon PLC - Class A	1,483	462,177
Arthur J Gallagher & Co.	1,997	412,181
Berkshire Hathaway, Inc. - Class B(a)	7,940	3,760,384
Blackrock, Inc.	2,785	2,967,696
Capital One Financial Corp.	2,800	535,640
Charles Schwab Corp.	7,214	661,091
Chubb Ltd.	1,594	521,238
Citigroup, Inc.	19,339	2,475,005
Coinbase Global, Inc. - Class A(a)	2,261	424,548
Digital Realty Trust, Inc.	8,853	1,778,922
Equinix, Inc.	997	1,079,582
Goldman Sachs Group, Inc.	1,249	1,153,789
Intercontinental Exchange, Inc.	10,370	1,639,393
JPMorgan Chase & Co.	14,097	4,415,603
Marsh & McLennan Cos., Inc.	2,094	351,185
Morgan Stanley	5,394	1,028,042
PNC Financial Services Group, Inc.	9,581	2,136,563
Progressive Corp.	10,979	2,209,853
Prologis, Inc.	4,074	578,589
Public Storage	3,285	993,548
Visa, Inc. - Class A	13,728	4,528,044
Welltower, Inc.	4,438	964,555
		36,308,772

The accompanying notes are an integral part of these financial statements.

13

Aptus Drawdown Managed Equity ETF
Schedule of Investments
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial - 8.5%
Amphenol Corp. - Class A	8,276	$1,218,807
Boeing Co.(a)	3,239	741,828
Caterpillar, Inc.	5,841	5,199,133
CRH PLC	2,870	339,865
CSX Corp.	54,536	2,477,570
Deere & Co.	1,084	639,419
Eaton Corp. PLC	3,467	1,501,246
FedEx Corp.	1,302	525,110
GE Vernova, Inc.	1,142	1,237,311
General Electric Co.	5,919	1,716,096
Honeywell International, Inc.	4,428	949,053
Johnson Controls International PLC	2,940	429,328
Keysight Technologies, Inc.(a)	750	262,433
L3Harris Technologies, Inc.	1,090	349,399
Lockheed Martin Corp.	862	446,490
Northrop Grumman Corp.	2,330	1,350,188
Packaging Corp. of America	2,245	479,195
Parker-Hannifin Corp.	547	497,453
RTX Corp.	6,099	1,073,851
TE Connectivity PLC	1,291	273,253
Trane Technologies PLC	829	408,316
Waste Management, Inc.	1,622	377,196
		22,492,540
Technology - 32.0%(b)
Accenture PLC - Class A	2,691	480,909
Adobe, Inc.(a)	1,809	445,195
Advanced Micro Devices, Inc.(a)	7,170	2,541,693
Analog Devices, Inc.	2,099	844,344
Apple, Inc.	62,852	17,054,890
Applied Materials, Inc.	3,217	1,269,074
Broadcom, Inc.	20,169	8,419,146
Cadence Design Systems, Inc.(a)	1,209	398,474
Crowdstrike Holdings, Inc. - Class A(a)	3,262	1,454,037
Dell Technologies, Inc. - Class C	2,085	435,661
Fortinet, Inc.(a)	2,803	236,321
Intel Corp.(a)	19,524	1,844,628
International Business Machines Corp.	4,241	979,586
Intuit, Inc.	1,213	471,250
KLA Corp.	554	969,694
Lam Research Corp.	10,645	2,744,920
Micron Technology, Inc.	4,825	2,495,297
Microsoft Corp.	31,877	12,998,803
NVIDIA Corp.	104,033	20,761,866
Oracle Corp.	7,393	1,193,156
Palantir Technologies, Inc. - Class A(a)	9,954	1,384,701
QUALCOMM, Inc.	5,029	903,108
Salesforce, Inc.	4,070	718,477
Sandisk Corp.(a)	579	634,879
Seagate Technology Holdings PLC	948	638,611
ServiceNow, Inc.(a)	4,785	422,563
Synopsys, Inc.(a)	814	392,836

	Shares	Value
Texas Instruments, Inc.	3,917	$1,100,990
Western Digital Corp.	1,519	660,036
		84,895,145
Utilities - 2.3%
Duke Energy Corp.	15,791	2,045,724
NextEra Energy, Inc.	12,410	1,214,691
Southern Co.	30,097	2,910,380
		6,170,795
TOTAL COMMON STOCKS (Cost $187,721,966)		263,622,189

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.7%(a)(c)(d)
Call Options - 0.3%
Cboe Volatility Index(e)
Expiration: 05/19/2026; Exercise Price: $25.00	$16,890,000	10,000	645,000
Expiration: 05/19/2026; Exercise Price: $45.00	16,890,000	10,000	130,000
Total Call Options			775,000
Put Options - 0.4%
S&P 500 Index(e)
Expiration: 07/17/2026; Exercise Price: $3,800.00	324,405,450	450	132,750
Expiration: 07/17/2026; Exercise Price: $5,800.00	324,405,450	450	895,500
Total Put Options			1,028,250
TOTAL PURCHASED OPTIONS (Cost $3,789,178)			1,803,250

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.59%(f)	450,917	450,917
TOTAL MONEY MARKET FUNDS (Cost $450,917)		450,917
TOTAL INVESTMENTS - 100.2% (Cost $191,962,061)		$265,876,356
Liabilities in Excess of Other Assets - (0.2)%		(508,249)
TOTAL NET ASSETS - 100.0%		$265,368,107

The accompanying notes are an integral part of these financial statements.

14

Aptus Drawdown Managed Equity ETF
Schedule of Investments
April 30, 2026(Continued)
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%(a)(b)
Call Options - (0.2)%
Cboe Volatility Index, Expiration: 05/19/2026; Exercise Price: $35.00	$(33,780,000)	(20,000)	$(510,000)
Put Options - (0.2)%
S&P 500 Index, Expiration: 07/17/2026; Exercise Price: $4,800.00	(648,810,900)	(900)	(652,500)
TOTAL WRITTEN OPTIONS (Premiums received $2,157,538)			$(1,162,500)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

16

Aptus Enhanced Yield ETF
Schedule of Investments
April 30, 2026

	Par	Value
U.S. TREASURY SECURITIES - 86.7%
United States Treasury Note/Bond
4.38%, 08/15/2026(a)	$45,000,000	$45,082,044
2.75%, 07/31/2027	20,000,000	19,736,328
0.50%, 10/31/2027	25,000,000	23,787,109
2.25%, 11/15/2027	30,000,000	29,275,781
1.00%, 07/31/2028	40,000,000	37,528,906
4.50%, 05/31/2029	20,000,000	20,334,766
3.63%, 12/31/2030	5,000,000	4,918,848
4.00%, 07/31/2032	23,000,000	22,810,430
TOTAL U.S. TREASURY SECURITIES (Cost $203,289,600)		203,474,212
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 7.4%
3.61%, 07/09/2026(a)(b)	17,500,000	17,379,167
TOTAL U.S. TREASURY BILLS (Cost $17,380,257)		17,379,167
	Shares
MONEY MARKET FUNDS - 3.7%
First American Treasury Obligations Fund - Class X, 3.59%(c)	8,729,961	8,729,961
TOTAL MONEY MARKET FUNDS (Cost $8,729,961)		8,729,961
TOTAL INVESTMENTS - 97.8% (Cost $229,399,818)		$229,583,340
Other Assets in Excess of Liabilities - 2.2%		5,162,624
TOTAL NET ASSETS - 100.0%		$234,745,964

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of April 30, 2026 was $62,460,525.
(b)	The rate shown is the annualized yield as of April 30, 2026.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
April 30, 2026

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT(a)	Goldman Sachs	Receive	EFFR	Termination	09/22/2027	$246,564,297	$3,074,599
Net Unrealized Appreciation (Depreciation)							$3,074,599

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of April 30, 2026.
(a)
The Diversified Equity Volatility Harvesting Series (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index (“VIX”), Nasdaq & S&P Index options, and VIX futures. As of April 30, 2026, the components of the Index are provided on the following pages.

The accompanying notes are an integral part of these financial statements.

18

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
April 30, 2026(Continued)
The underlying components of the index as of April 30, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX May 2026	05/19/2026	11,456	$223,134	0.09%
VIX June 2026	06/17/2026	3,797	78,388	0.03%
Total Futures Contracts			301,522	0.12%
Option Contracts:
Nasdaq-100 Weekly Index P25680	05/01/2026	(146.84)	(66)	0.00%
Nasdaq-100 Weekly Index P25750	05/01/2026	(89.78)	(44)	0.00%
Nasdaq-100 Weekly Index P25760	05/01/2026	(110.10)	(55)	0.00%
Nasdaq-100 Weekly Index P26040	05/01/2026	(222.52)	(168)	0.00%
Nasdaq-100 Weekly Index P26590	05/01/2026	(442.51)	(1,164)	0.00%
S&P 500 Weekly Index P6830	05/01/2026	(628.15)	(66)	0.00%
S&P 500 Weekly Index P6885	05/01/2026	(1,816.85)	(253)	0.00%
S&P 500 Weekly Index P6935	05/01/2026	(1,564.37)	(256)	0.00%
S&P 500 Weekly Index P7050	05/01/2026	(3,130.20)	(1,351)	0.00%
Nasdaq-100 Weekly Index P25500	05/04/2026	(110.13)	(146)	0.00%
Nasdaq-100 Weekly Index P25600	05/04/2026	(88.08)	(133)	0.00%
Nasdaq-100 Weekly Index P25850	05/04/2026	(148.34)	(318)	0.00%
Nasdaq-100 Weekly Index P26360	05/04/2026	(221.26)	(1,479)	0.00%
S&P 500 Weekly Index P6850	05/04/2026	(1,401.59)	(478)	0.00%
S&P 500 Weekly Index P6890	05/04/2026	(1,042.91)	(451)	0.00%
S&P 500 Weekly Index P7005	05/04/2026	(1,565.10)	(2,392)	0.00%
Nasdaq-100 Weekly Index P25250	05/05/2026	(88.10)	(186)	0.00%
Nasdaq-100 Weekly Index P25600	05/05/2026	(111.26)	(358)	0.00%
Nasdaq-100 Weekly Index P26110	05/05/2026	(147.50)	(1,204)	0.00%
S&P 500 Weekly Index P6800	05/05/2026	(622.65)	(283)	0.00%
S&P 500 Weekly Index P6835	05/05/2026	(782.19)	(433)	0.00%
S&P 500 Weekly Index P6950	05/05/2026	(1,043.40)	(1,680)	0.00%
Nasdaq-100 Weekly Index P25450	05/06/2026	(89.01)	(388)	0.00%
Nasdaq-100 Weekly Index P25950	05/06/2026	(110.63)	(1,126)	0.00%
S&P 500 Weekly Index P6800	05/06/2026	(625.75)	(461)	0.00%
S&P 500 Weekly Index P6915	05/06/2026	(782.55)	(1,488)	0.00%
Nasdaq-100 Weekly Index P25800	05/07/2026	(88.50)	(1,116)	0.00%
S&P 500 Weekly Index P6890	05/07/2026	(626.04)	(1,520)	0.00%
VIX Index C22.5	05/19/2026	(6,721.30)	(6,018)	0.00%
VIX Index C23	05/19/2026	(13,034.63)	(10,919)	0.00%
VIX Index C23.5	05/19/2026	(6,721.30)	(5,177)	−0.01%
VIX Index C24	05/19/2026	(46,280.21)	(32,882)	−0.01%
VIX Index C24.5	05/19/2026	(48,271.98)	(32,584)	−0.01%
VIX Index C25	05/19/2026	(31,442.52)	(20,280)	−0.01%
VIX Index C26	05/19/2026	(97,077.32)	(55,334)	−0.02%
VIX Index C27	05/19/2026	(49,999.19)	(25,000)	−0.01%
VIX Index C28	05/19/2026	(78,916.49)	(35,907)	−0.02%
VIX Index C29	05/19/2026	(24,887.79)	(10,453)	0.00%
VIX Index C30	05/19/2026	(17,014.87)	(6,466)	0.00%
VIX Index C31	05/19/2026	(30,604.21)	(10,864)	−0.01%

The accompanying notes are an integral part of these financial statements.

19

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
April 30, 2026(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
VIX Index C32	05/19/2026	(17,218.26)	$(5,596)	0.00%
VIX Index C33	05/19/2026	(6,792.15)	(2,072)	0.00%
VIX Index C34	05/19/2026	(20,791.77)	(5,825)	0.00%
VIX Index C35	05/19/2026	11,657.31	2,975	0.00%
VIX Index C36	05/19/2026	(535.30)	(134)	0.00%
VIX Index C37	05/19/2026	(6,511.13)	(1,432)	0.00%
VIX Index C38	05/19/2026	(23,696.24)	(4,976)	0.00%
VIX Index C39	05/19/2026	20,421.02	3,986	0.00%
VIX Index C40	05/19/2026	884.30	159	0.00%
VIX Index C42.5	05/19/2026	108,371.93	15,985	0.01%
VIX Index C45	05/19/2026	122,092.07	15,872	0.01%
VIX Index C47.5	05/19/2026	33,574.64	3,861	0.00%
VIX Index C50	05/19/2026	65,277.58	6,201	0.00%
VIX Index C60	05/19/2026	64,444.21	3,544	0.00%
VIX Index C65	05/19/2026	34,316.15	1,716	0.00%
VIX Index C70	05/19/2026	26,722.97	1,203	0.00%
VIX Index C75	05/19/2026	38,754.50	1,163	0.00%
VIX Index C25	06/17/2026	(4,800.93)	(7,273)	0.00%
VIX Index C26	06/17/2026	(10,743.86)	(14,934)	−0.01%
VIX Index C27	06/17/2026	(19,694.99)	(25,111)	−0.01%
VIX Index C28	06/17/2026	(10,743.86)	(12,624)	−0.01%
VIX Index C29	06/17/2026	(14,894.06)	(16,235)	−0.01%
VIX Index C30	06/17/2026	(4,800.93)	(4,873)	0.00%
VIX Index C31	06/17/2026	(10,743.86)	(10,207)	0.00%
VIX Index C32	06/17/2026	(12,702.29)	(11,369)	−0.01%
VIX Index C33	06/17/2026	(2,191.77)	(1,841)	0.00%
VIX Index C47.5	06/17/2026	14,402.78	6,265	0.00%
VIX Index C50	06/17/2026	38,795.10	15,324	0.01%
VIX Index C55	06/17/2026	38,118.66	12,579	0.00%
Total Options Contracts			(304,616)	−0.12%
Cash
Cash			246,567,391	100.00%
Total Underlying Positions			$246,564,297	100.00%

The accompanying notes are an integral part of these financial statements.

20

APTUS INTERNATIONAL ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 98.4%
International Equity - 98.4%
Vanguard Total International Stock ETF(a)(b)	5,540,932	$460,229,812
TOTAL EXCHANGE TRADED FUNDS (Cost $420,958,554)		460,229,812

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.5%
3.61%, 07/09/2026(b)(c)	$2,500,000	2,482,738
TOTAL U.S. TREASURY BILLS (Cost $2,482,894)		2,482,738

	Shares
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.59%(d)	897,831	897,831
TOTAL MONEY MARKET FUNDS (Cost $897,831)		897,831
TOTAL INVESTMENTS - 99.1% (Cost $424,339,279)		$463,610,381
Other Assets in Excess of Liabilities - 0.9%		4,371,498
TOTAL NET ASSETS - 100.0%		$467,981,879

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of April 30, 2026 was $235,050,725.
(c)	The rate shown is the annualized yield as of April 30, 2026.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

21

APTUS INTERNATIONAL ENHANCED YIELD ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTGVHT(a)	Goldman Sachs	Receive	EFFR	Termination	06/16/2027	$63,424,204	$875,432
RCXTGVHT(a)	Goldman Sachs	Receive	EFFR	Termination	09/22/2027	399,794,066	3,638,788
Net Unrealized Appreciation (Depreciation)							$4,514,220

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of April 30, 2026.
(a)
The Diversified Global Equity Volatility Harvesting Series (“RCXTGVHT” or “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index is generally made up of options on Japan, London & U.S. market indices such as the Nikkei 225, FTSE 100, Nasdaq-100, and S&P 500 as well as futures on the Cboe Volatility Index (“VIX”). As of April 30, 2026, the components of the Index are provided on the following pages.

The accompanying notes are an integral part of these financial statements.

22

APTUS INTERNATIONAL ENHANCED YIELD ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026(Continued)
The underlying components of the index as of April 30, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX May 2026	05/19/2026	21,474	$418,267	0.09%
VIX June 2026	06/17/2026	7,117	146,939	0.03%
Total Futures Contracts			565,206	0.12%
Option Contracts:
Nasdaq-100 Weekly Index P25680	05/01/2026	(90.32)	(41)	0.00%
Nasdaq-100 Weekly Index P25750	05/01/2026	(55.22)	(27)	0.00%
Nasdaq-100 Weekly Index P25760	05/01/2026	(67.72)	(34)	0.00%
Nasdaq-100 Weekly Index P26040	05/01/2026	(136.87)	(103)	0.00%
Nasdaq-100 Weekly Index P26590	05/01/2026	(272.18)	(716)	0.00%
S&P 500 Weekly Index P6830	05/01/2026	(390.03)	(41)	0.00%
S&P 500 Weekly Index P6885	05/01/2026	(1,128.11)	(157)	0.00%
S&P 500 Weekly Index P6935	05/01/2026	(971.34)	(159)	0.00%
S&P 500 Weekly Index P7050	05/01/2026	(1,943.59)	(839)	0.00%
Nasdaq-100 Weekly Index P25500	05/04/2026	(67.74)	(90)	0.00%
Nasdaq-100 Weekly Index P25600	05/04/2026	(54.18)	(82)	0.00%
Nasdaq-100 Weekly Index P25850	05/04/2026	(91.24)	(196)	0.00%
Nasdaq-100 Weekly Index P26360	05/04/2026	(136.09)	(910)	0.00%
S&P 500 Weekly Index P6850	05/04/2026	(870.27)	(297)	0.00%
S&P 500 Weekly Index P6890	05/04/2026	(647.56)	(280)	0.00%
S&P 500 Weekly Index P7005	05/04/2026	(971.80)	(1,485)	0.00%
Nasdaq-100 Weekly Index P25250	05/05/2026	(54.19)	(114)	0.00%
Nasdaq-100 Weekly Index P25600	05/05/2026	(68.43)	(220)	0.00%
Nasdaq-100 Weekly Index P26110	05/05/2026	(90.73)	(740)	0.00%
S&P 500 Weekly Index P6800	05/05/2026	(386.61)	(176)	0.00%
S&P 500 Weekly Index P6835	05/05/2026	(485.67)	(269)	0.00%
S&P 500 Weekly Index P6950	05/05/2026	(647.86)	(1,043)	0.00%
Nasdaq-100 Weekly Index P25450	05/06/2026	(54.75)	(238)	0.00%
Nasdaq-100 Weekly Index P25950	05/06/2026	(68.05)	(693)	0.00%
S&P 500 Weekly Index P6800	05/06/2026	(388.54)	(286)	0.00%
S&P 500 Weekly Index P6915	05/06/2026	(485.90)	(924)	0.00%
Nasdaq-100 Weekly Index P25800	05/07/2026	(54.44)	(686)	0.00%
S&P 500 Weekly Index P6890	05/07/2026	(388.72)	(944)	0.00%
EURO STOXX 50 Weekly Index P5350	05/08/2026	(676.11)	(793)	0.00%
EURO STOXX 50 Weekly Index P5400	05/08/2026	(3,403.91)	(5,989)	0.00%
EURO STOXX 50 Weekly Index P5425	05/08/2026	(2,189.79)	(4,624)	0.00%
EURO STOXX 50 Weekly Index P5475	05/08/2026	(193.17)	(634)	0.00%
EURO STOXX 50 Weekly Index P5500	05/08/2026	(1,598.20)	(6,749)	0.00%
EURO STOXX 50 Weekly Index P5575	05/08/2026	(895.69)	(7,775)	0.00%
Nikkei 225 Index P29000	05/08/2026	(1,996.89)	(13)	0.00%
Nikkei 225 Index P30000	05/08/2026	(10,312.54)	(66)	0.00%
Nikkei 225 Index P31000	05/08/2026	(10,287.62)	(66)	0.00%
Nikkei 225 Index P32000	05/08/2026	(640.06)	(4)	0.00%
Nikkei 225 Index P33000	05/08/2026	(961.35)	(6)	0.00%
Nikkei 225 Index P34000	05/08/2026	(4,603.02)	(29)	0.00%

The accompanying notes are an integral part of these financial statements.

23

APTUS INTERNATIONAL ENHANCED YIELD ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
Nikkei 225 Index P35000	05/08/2026	(1,247.30)	$(8)	0.00%
Nikkei 225 Index P36000	05/08/2026	(9,052.43)	(58)	0.00%
Nikkei 225 Index P36250	05/08/2026	(5,496.87)	(35)	0.00%
Nikkei 225 Index P36500	05/08/2026	(5,174.68)	(33)	0.00%
Nikkei 225 Index P39750	05/08/2026	(6,980.19)	(45)	0.00%
Nikkei 225 Index P40250	05/08/2026	(1,996.89)	(13)	0.00%
Nikkei 225 Index P40500	05/08/2026	(5,528.15)	(35)	0.00%
Nikkei 225 Index P41250	05/08/2026	(4,042.56)	(52)	0.00%
Nikkei 225 Index P41500	05/08/2026	(6,426.85)	(82)	0.00%
Nikkei 225 Index P41750	05/08/2026	(11,994.05)	(153)	0.00%
Nikkei 225 Index P42250	05/08/2026	(319.19)	(4)	0.00%
Nikkei 225 Index P42750	05/08/2026	(4,834.84)	(62)	0.00%
Nikkei 225 Index P43000	05/08/2026	(2,890.21)	(37)	0.00%
Nikkei 225 Index P43250	05/08/2026	(3,202.63)	(41)	0.00%
Nikkei 225 Index P43500	05/08/2026	(5,564.37)	(71)	0.00%
Nikkei 225 Index P44750	05/08/2026	(5,480.86)	(105)	0.00%
Nikkei 225 Index P45000	05/08/2026	(9,913.24)	(253)	0.00%
Nikkei 225 Index P45500	05/08/2026	(16,095.21)	(411)	0.00%
Nikkei 225 Index P46250	05/08/2026	(4,173.53)	(133)	0.00%
Nikkei 225 Index P46500	05/08/2026	(3,733.84)	(119)	0.00%
Nikkei 225 Index P47000	05/08/2026	(4,511.00)	(173)	0.00%
Nikkei 225 Index P47750	05/08/2026	(3,290.64)	(168)	0.00%
Nikkei 225 Index P48125	05/08/2026	(2,476.72)	(142)	0.00%
Nikkei 225 Index P48875	05/08/2026	(2,868.60)	(183)	0.00%
Nikkei 225 Index P49000	05/08/2026	(6,980.19)	(445)	0.00%
Nikkei 225 Index P49250	05/08/2026	(5,528.15)	(423)	0.00%
Nikkei 225 Index P49375	05/08/2026	(2,044.66)	(157)	0.00%
Nikkei 225 Index P49625	05/08/2026	(6,043.26)	(540)	0.00%
Nikkei 225 Index P49875	05/08/2026	(6,426.85)	(615)	0.00%
Nikkei 225 Index P50375	05/08/2026	(1,614.04)	(175)	0.00%
Nikkei 225 Index P51875	05/08/2026	(6,704.16)	(1,326)	0.00%
Nikkei 225 Index P52250	05/08/2026	(5,037.17)	(1,189)	0.00%
Nikkei 225 Index P52375	05/08/2026	(4,173.53)	(1,012)	0.00%
Nikkei 225 Index P52625	05/08/2026	(3,733.84)	(953)	0.00%
Nikkei 225 Index P53375	05/08/2026	(4,511.00)	(1,324)	0.00%
Nikkei 225 Index P53625	05/08/2026	(5,767.37)	(1,693)	0.00%
Nikkei 225 Index P54375	05/08/2026	(2,868.60)	(1,135)	0.00%
Nikkei 225 Index P54500	05/08/2026	(2,044.66)	(952)	0.00%
Nikkei 225 Index P55625	05/08/2026	(1,614.04)	(1,143)	0.00%
Nikkei 225 Index P55875	05/08/2026	(1,223.30)	(968)	0.00%
FTSE 100 Index P10000	05/15/2026	(10.53)	(508)	0.00%
FTSE 100 Index P10025	05/15/2026	(22.51)	(1,178)	0.00%
FTSE 100 Index P10075	05/15/2026	(34.61)	(2,164)	0.00%
FTSE 100 Index P10100	05/15/2026	(11.21)	(761)	0.00%
FTSE 100 Index P10200	05/15/2026	(11.25)	(1,086)	0.00%
FTSE 100 Index P7900	05/15/2026	(15.69)	(11)	0.00%

The accompanying notes are an integral part of these financial statements.

24

APTUS INTERNATIONAL ENHANCED YIELD ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
FTSE 100 Index P8000	05/15/2026	(46.79)	$(32)	0.00%
FTSE 100 Index P8100	05/15/2026	(25.98)	(18)	0.00%
FTSE 100 Index P8225	05/15/2026	(35.85)	(49)	0.00%
FTSE 100 Index P8250	05/15/2026	(20.52)	(28)	0.00%
FTSE 100 Index P8400	05/15/2026	(40.81)	(55)	0.00%
FTSE 100 Index P8525	05/15/2026	(4.48)	(9)	0.00%
FTSE 100 Index P8600	05/15/2026	(8.91)	(18)	0.00%
FTSE 100 Index P8650	05/15/2026	(59.68)	(122)	0.00%
FTSE 100 Index P8675	05/15/2026	(7.42)	(15)	0.00%
FTSE 100 Index P8700	05/15/2026	(45.12)	(92)	0.00%
FTSE 100 Index P8775	05/15/2026	(49.79)	(135)	0.00%
FTSE 100 Index P8825	05/15/2026	(10.24)	(28)	0.00%
FTSE 100 Index P8850	05/15/2026	(5.86)	(20)	0.00%
FTSE 100 Index P8875	05/15/2026	(2.24)	(8)	0.00%
FTSE 100 Index P8975	05/15/2026	(16.12)	(66)	0.00%
FTSE 100 Index P9000	05/15/2026	(2.23)	(9)	0.00%
FTSE 100 Index P9025	05/15/2026	(3.71)	(15)	0.00%
FTSE 100 Index P9175	05/15/2026	(82.64)	(449)	0.00%
FTSE 100 Index P9225	05/15/2026	(63.75)	(390)	0.00%
FTSE 100 Index P9250	05/15/2026	(12.89)	(88)	0.00%
FTSE 100 Index P9275	05/15/2026	(5.83)	(40)	0.00%
FTSE 100 Index P9300	05/15/2026	(14.23)	(106)	0.00%
FTSE 100 Index P9325	05/15/2026	(127.13)	(1,036)	0.00%
FTSE 100 Index P9350	05/15/2026	(45.68)	(372)	0.00%
FTSE 100 Index P9375	05/15/2026	(125.38)	(1,107)	0.00%
FTSE 100 Index P9400	05/15/2026	(73.72)	(701)	0.00%
FTSE 100 Index P9425	05/15/2026	(116.51)	(1,108)	0.00%
FTSE 100 Index P9475	05/15/2026	(70.38)	(765)	0.00%
FTSE 100 Index P9500	05/15/2026	(74.80)	(864)	0.00%
FTSE 100 Index P9525	05/15/2026	(90.20)	(1,103)	0.00%
FTSE 100 Index P9550	05/15/2026	(83.74)	(1,081)	0.00%
FTSE 100 Index P9575	05/15/2026	(78.45)	(1,119)	0.00%
FTSE 100 Index P9600	05/15/2026	(7.11)	(106)	0.00%
FTSE 100 Index P9625	05/15/2026	(13.05)	(213)	0.00%
FTSE 100 Index P9650	05/15/2026	(16.80)	(285)	0.00%
FTSE 100 Index P9675	05/15/2026	(113.69)	(2,086)	0.00%
FTSE 100 Index P9700	05/15/2026	(15.50)	(305)	0.00%
FTSE 100 Index P9725	05/15/2026	(14.20)	(299)	0.00%
FTSE 100 Index P9750	05/15/2026	(39.95)	(896)	0.00%
FTSE 100 Index P9775	05/15/2026	(25.62)	(609)	0.00%
FTSE 100 Index P9800	05/15/2026	(38.92)	(1,005)	0.00%
FTSE 100 Index P9850	05/15/2026	(16.10)	(481)	0.00%
FTSE 100 Index P9875	05/15/2026	(52.40)	(1,709)	0.00%
FTSE 100 Index P9900	05/15/2026	(32.33)	(1,120)	0.00%
FTSE 100 Index P9925	05/15/2026	(41.68)	(1,586)	0.00%
FTSE 100 Index P9950	05/15/2026	(9.55)	(389)	0.00%

The accompanying notes are an integral part of these financial statements.

25

APTUS INTERNATIONAL ENHANCED YIELD ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
FTSE 100 Index P9975	05/15/2026	(18.74)	$(828)	0.00%
VIX Index C22.5	05/19/2026	(12,599.12)	(11,280)	0.00%
VIX Index C23	05/19/2026	(24,433.50)	(20,467)	−0.01%
VIX Index C23.5	05/19/2026	(12,599.12)	(9,703)	0.00%
VIX Index C24	05/19/2026	(86,752.57)	(61,638)	−0.01%
VIX Index C24.5	05/19/2026	(90,486.15)	(61,078)	−0.02%
VIX Index C25	05/19/2026	(58,939.21)	(38,016)	−0.01%
VIX Index C26	05/19/2026	(181,972.09)	(103,724)	−0.02%
VIX Index C27	05/19/2026	(93,723.82)	(46,862)	−0.01%
VIX Index C28	05/19/2026	(147,929.49)	(67,308)	−0.02%
VIX Index C29	05/19/2026	(46,652.33)	(19,594)	−0.01%
VIX Index C30	05/19/2026	(31,894.48)	(12,120)	0.00%
VIX Index C31	05/19/2026	(57,367.80)	(20,366)	−0.01%
VIX Index C32	05/19/2026	(32,275.74)	(10,490)	0.00%
VIX Index C33	05/19/2026	(12,731.93)	(3,883)	0.00%
VIX Index C34	05/19/2026	(38,974.32)	(10,919)	0.00%
VIX Index C35	05/19/2026	21,851.71	5,576	0.00%
VIX Index C36	05/19/2026	(1,003.43)	(251)	0.00%
VIX Index C37	05/19/2026	(12,205.15)	(2,685)	0.00%
VIX Index C38	05/19/2026	(44,418.77)	(9,328)	0.00%
VIX Index C39	05/19/2026	38,279.34	7,471	0.00%
VIX Index C40	05/19/2026	1,657.62	299	0.00%
VIX Index C42.5	05/19/2026	203,143.91	29,964	0.01%
VIX Index C45	05/19/2026	228,862.41	29,752	0.01%
VIX Index C47.5	05/19/2026	62,935.88	7,238	0.00%
VIX Index C50	05/19/2026	122,363.26	11,625	0.00%
VIX Index C60	05/19/2026	120,801.11	6,644	0.00%
VIX Index C65	05/19/2026	64,325.85	3,216	0.00%
VIX Index C70	05/19/2026	50,092.38	2,254	0.00%
VIX Index C75	05/19/2026	72,645.56	2,179	0.00%
Nikkei 225 Index P35250	06/12/2026	(863.32)	(171)	0.00%
Nikkei 225 Index P35500	06/12/2026	(428.46)	(87)	0.00%
Nikkei 225 Index P38000	06/12/2026	(1,679.06)	(579)	0.00%
Nikkei 225 Index P38250	06/12/2026	(1,264.81)	(460)	0.00%
Nikkei 225 Index P39000	06/12/2026	(2,504.12)	(1,055)	0.00%
Nikkei 225 Index P39250	06/12/2026	(7,031.97)	(2,962)	0.00%
Nikkei 225 Index P39750	06/12/2026	(3,290.64)	(1,512)	0.00%
Nikkei 225 Index P40000	06/12/2026	(6,548.71)	(3,092)	0.00%
Nikkei 225 Index P40750	06/12/2026	(8,530.33)	(4,518)	0.00%
Nikkei 225 Index P41500	06/12/2026	(5,300.97)	(3,078)	0.00%
Nikkei 225 Index P46500	06/12/2026	(863.32)	(1,047)	0.00%
Nikkei 225 Index P46750	06/12/2026	(428.46)	(539)	0.00%
Nikkei 225 Index P48625	06/12/2026	(1,264.81)	(1,889)	0.00%
Nikkei 225 Index P48875	06/12/2026	(1,679.06)	(2,668)	0.00%
Nikkei 225 Index P49125	06/12/2026	(2,504.12)	(4,315)	0.00%
Nikkei 225 Index P49250	06/12/2026	(2,904.10)	(5,171)	0.00%

The accompanying notes are an integral part of these financial statements.

26

APTUS INTERNATIONAL ENHANCED YIELD ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
Nikkei 225 Index P49500	06/12/2026	(4,127.87)	$(8,166)	0.00%
Nikkei 225 Index P49875	06/12/2026	(3,290.64)	(7,035)	0.00%
Nikkei 225 Index P50000	06/12/2026	(2,050.45)	(4,449)	0.00%
Nikkei 225 Index P50125	06/12/2026	(4,498.25)	(10,047)	0.00%
Nikkei 225 Index P50500	06/12/2026	(3,688.20)	(8,591)	0.00%
Nikkei 225 Index P51000	06/12/2026	(4,842.13)	(12,360)	0.00%
Nikkei 225 Index P51125	06/12/2026	(5,300.97)	(14,039)	0.00%
VIX Index C25	06/17/2026	(8,999.37)	(13,634)	0.00%
VIX Index C26	06/17/2026	(20,139.44)	(27,994)	−0.01%
VIX Index C27	06/17/2026	(36,918.39)	(47,071)	−0.01%
VIX Index C28	06/17/2026	(20,139.44)	(23,664)	−0.01%
VIX Index C29	06/17/2026	(27,919.02)	(30,432)	−0.01%
VIX Index C30	06/17/2026	(8,999.37)	(9,134)	−0.01%
VIX Index C31	06/17/2026	(20,139.44)	(19,132)	0.00%
VIX Index C32	06/17/2026	(23,810.53)	(21,310)	−0.01%
VIX Index C33	06/17/2026	(4,108.48)	(3,451)	0.00%
VIX Index C47.5	06/17/2026	26,998.11	11,744	0.00%
VIX Index C50	06/17/2026	72,721.67	28,725	0.01%
VIX Index C55	06/17/2026	71,453.69	23,580	0.00%
FTSE 100 Index P8700	06/19/2026	(41.12)	(950)	0.00%
FTSE 100 Index P8750	06/19/2026	(58.62)	(1,434)	0.00%
FTSE 100 Index P8800	06/19/2026	(49.47)	(1,277)	0.00%
FTSE 100 Index P8825	06/19/2026	(22.32)	(607)	0.00%
FTSE 100 Index P8850	06/19/2026	(17.82)	(496)	0.00%
FTSE 100 Index P8975	06/19/2026	(8.80)	(281)	0.00%
FTSE 100 Index P9150	06/19/2026	(4.38)	(175)	0.00%
FTSE 100 Index P9225	06/19/2026	(11.75)	(519)	0.00%
FTSE 100 Index P9300	06/19/2026	(16.75)	(819)	0.00%
FTSE 100 Index P9325	06/19/2026	(10.32)	(519)	0.00%
FTSE 100 Index P9375	06/19/2026	(3.81)	(205)	0.00%
FTSE 100 Index P9400	06/19/2026	(11.47)	(639)	0.00%
FTSE 100 Index P9475	06/19/2026	(5.87)	(367)	0.00%
FTSE 100 Index P9550	06/19/2026	(2.51)	(174)	0.00%
FTSE 100 Index P9575	06/19/2026	(9.68)	(697)	0.00%
FTSE 100 Index P9600	06/19/2026	(3.85)	(291)	0.00%
FTSE 100 Index P9675	06/19/2026	(4.44)	(374)	0.00%
FTSE 100 Index P9700	06/19/2026	(4.45)	(393)	0.00%
FTSE 100 Index P9825	06/19/2026	(1.26)	(136)	0.00%
FTSE 100 Index P9925	06/19/2026	(0.63)	(81)	0.00%
Total Options Contracts			(727,208)	−0.15%
Cash
Cash			463,380,272	100.03%
Total Underlying Positions			$463,218,270	100.00%

The accompanying notes are an integral part of these financial statements.

27

Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
April 30, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 98.4%
Large Cap Core Equity - 98.4%
BNY Mellon US Large Cap Core Equity ETF	645,355	$88,652,416
State Street SPDR Portfolio S&P 500 ETF(a)(b)	3,094,256	261,650,288
		350,302,704
TOTAL EXCHANGE TRADED FUNDS (Cost $336,075,499)		350,302,704
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.59%(c)	1,172,092	1,172,092
TOTAL MONEY MARKET FUNDS (Cost $1,172,092)		1,172,092
	Par
U.S. TREASURY BILLS - 0.2%
3.57%, 07/09/2026(b)(d)	$400,000	397,238
TOTAL U.S. TREASURY BILLS (Cost $397,301)		397,238
TOTAL INVESTMENTS - 98.9% (Cost $337,659,869)		$351,872,034
Other Assets in Excess of Liabilities - 1.1%		4,022,453
TOTAL NET ASSETS - 100.0%		$355,894,487

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of April 30, 2026 was $169,517,236.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	The rate shown is the annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

28

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
April 30, 2026

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT(a)	Goldman Sachs	Receive	EFFR	Termination	06/16/2027	$3,116,112	$69,016
RCXTEVHT(a)	Goldman Sachs	Receive	EFFR	Termination	06/25/2027	28,948,384	467,562
RCXTEVHT(a)	Goldman Sachs	Receive	EFFR	Termination	09/22/2027	306,917,333	3,539,293
Net Unrealized Appreciation (Depreciation)							$4,075,871

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of April 30, 2026.
(a)
The Diversified Equity Volatility Harvesting Series (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index (“VIX”), Nasdaq & S&P Index options, and VIX futures. As of April 30, 2026, the components of the Index are provided on the following pages.

The accompanying notes are an integral part of these financial statements.

29

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
April 30, 2026(Continued)
The underlying components of the index as of April 30, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX May 2026	05/19/2026	15,750	$ 306,769	0.09%
VIX June 2026	06/17/2026	5,220	107,770	0.03%
Total Futures Contracts			414,539	0.12%
Option Contracts:
Nasdaq-100 Weekly Index P25680	05/01/2026	(201.88)	(91)	0.00%
Nasdaq-100 Weekly Index P25750	05/01/2026	(123.43)	(60)	0.00%
Nasdaq-100 Weekly Index P25760	05/01/2026	(151.37)	(75)	0.00%
Nasdaq-100 Weekly Index P26040	05/01/2026	(305.92)	(231)	0.00%
Nasdaq-100 Weekly Index P26590	05/01/2026	(608.37)	(1,601)	0.00%
S&P 500 Weekly Index P6830	05/01/2026	(863.60)	(91)	0.00%
S&P 500 Weekly Index P6885	05/01/2026	(2,497.84)	(348)	0.00%
S&P 500 Weekly Index P6935	05/01/2026	(2,150.73)	(351)	0.00%
S&P 500 Weekly Index P7050	05/01/2026	(4,303.47)	(1,858)	0.00%
Nasdaq-100 Weekly Index P25500	05/04/2026	(151.41)	(201)	0.00%
Nasdaq-100 Weekly Index P25600	05/04/2026	(121.09)	(182)	0.00%
Nasdaq-100 Weekly Index P25850	05/04/2026	(203.95)	(437)	0.00%
Nasdaq-100 Weekly Index P26360	05/04/2026	(304.19)	(2,033)	0.00%
S&P 500 Weekly Index P6850	05/04/2026	(1,926.94)	(657)	0.00%
S&P 500 Weekly Index P6890	05/04/2026	(1,433.82)	(620)	0.00%
S&P 500 Weekly Index P7005	05/04/2026	(2,151.73)	(3,289)	0.00%
Nasdaq-100 Weekly Index P25250	05/05/2026	(121.13)	(256)	0.00%
Nasdaq-100 Weekly Index P25600	05/05/2026	(152.96)	(493)	0.00%
Nasdaq-100 Weekly Index P26110	05/05/2026	(202.79)	(1,655)	0.00%
S&P 500 Weekly Index P6800	05/05/2026	(856.03)	(389)	0.00%
S&P 500 Weekly Index P6835	05/05/2026	(1,075.37)	(595)	0.00%
S&P 500 Weekly Index P6950	05/05/2026	(1,434.49)	(2,310)	0.00%
Nasdaq-100 Weekly Index P25450	05/06/2026	(122.37)	(533)	0.00%
Nasdaq-100 Weekly Index P25950	05/06/2026	(152.09)	(1,548)	0.00%
S&P 500 Weekly Index P6800	05/06/2026	(860.29)	(634)	0.00%
S&P 500 Weekly Index P6915	05/06/2026	(1,075.87)	(2,046)	0.00%
Nasdaq-100 Weekly Index P25800	05/07/2026	(121.67)	(1,534)	0.00%
S&P 500 Weekly Index P6890	05/07/2026	(860.69)	(2,089)	0.00%
VIX Index C22.5	05/19/2026	(9,240.58)	(8,273)	0.00%
VIX Index C23	05/19/2026	(17,920.28)	(15,011)	−0.01%
VIX Index C23.5	05/19/2026	(9,240.58)	(7,117)	0.00%
VIX Index C24	05/19/2026	(63,627.02)	(45,207)	−0.01%
VIX Index C24.5	05/19/2026	(66,365.34)	(44,797)	−0.01%
VIX Index C25	05/19/2026	(43,227.84)	(27,882)	−0.01%
VIX Index C26	05/19/2026	(133,463.96)	(76,074)	−0.02%
VIX Index C27	05/19/2026	(68,739.95)	(34,370)	−0.01%
VIX Index C28	05/19/2026	(108,496.07)	(49,366)	−0.02%
VIX Index C29	05/19/2026	(34,216.26)	(14,371)	−0.01%
VIX Index C30	05/19/2026	(23,392.40)	(8,889)	0.00%
VIX Index C31	05/19/2026	(42,075.32)	(14,937)	−0.01%

The accompanying notes are an integral part of these financial statements.

30

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
April 30, 2026(Continued)

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts (Continued)
VIX Index C32	05/19/2026	(23,672.03)	$(7,693)	0.00%
VIX Index C33	05/19/2026	(9,337.99)	(2,848)	0.00%
VIX Index C34	05/19/2026	(28,584.97)	(8,009)	0.00%
VIX Index C35	05/19/2026	16,026.72	4,089	0.00%
VIX Index C36	05/19/2026	(735.95)	(184)	0.00%
VIX Index C37	05/19/2026	(8,951.64)	(1,969)	0.00%
VIX Index C38	05/19/2026	(32,578.10)	(6,841)	0.00%
VIX Index C39	05/19/2026	28,075.25	5,479	0.00%
VIX Index C40	05/19/2026	1,215.75	219	0.00%
VIX Index C42.5	05/19/2026	148,992.03	21,976	0.01%
VIX Index C45	05/19/2026	167,854.77	21,821	0.01%
VIX Index C47.5	05/19/2026	46,159.12	5,308	0.00%
VIX Index C50	05/19/2026	89,745.00	8,526	0.00%
VIX Index C60	05/19/2026	88,599.27	4,873	0.00%
VIX Index C65	05/19/2026	47,178.57	2,359	0.00%
VIX Index C70	05/19/2026	36,739.30	1,653	0.00%
VIX Index C75	05/19/2026	53,280.50	1,598	0.00%
VIX Index C25	06/17/2026	(6,600.42)	(10,000)	0.00%
VIX Index C26	06/17/2026	(14,770.89)	(20,532)	−0.01%
VIX Index C27	06/17/2026	(27,077.09)	(34,523)	−0.01%
VIX Index C28	06/17/2026	(14,770.89)	(17,356)	−0.01%
VIX Index C29	06/17/2026	(20,476.67)	(22,320)	−0.01%
VIX Index C30	06/17/2026	(6,600.42)	(6,699)	0.00%
VIX Index C31	06/17/2026	(14,770.89)	(14,032)	−0.01%
VIX Index C32	06/17/2026	(17,463.38)	(15,630)	0.00%
VIX Index C33	06/17/2026	(3,013.29)	(2,531)	0.00%
VIX Index C47.5	06/17/2026	19,801.25	8,614	0.00%
VIX Index C50	06/17/2026	53,336.32	21,068	0.01%
VIX Index C55	06/17/2026	52,406.35	17,294	0.01%
Total Options Contracts			(418,791)	−0.12%
Cash
Cash			338,986,081	100.00%
Total Underlying Positions			$338,981,829	100.00%

The accompanying notes are an integral part of these financial statements.

31

APTUS LARGE CAP UPSIDE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 95.4%
Basic Materials - 2.3%
Anglogold Ashanti PLC	8,623	$808,234
Linde PLC(a)	1,614	808,840
Newmont Corp.(a)	6,930	769,853
		2,386,927
Communications - 13.7%
Alphabet, Inc. - Class A(a)	4,790	1,843,192
Alphabet, Inc. - Class C	4,795	1,831,402
Amazon.com, Inc.(a)(b)	9,065	2,402,769
AT&T, Inc.(a)	43,336	1,132,370
Cisco Systems, Inc.(a)	10,195	932,843
DoorDash, Inc. - Class A(a)(b)	2,236	377,102
MercadoLibre, Inc.(a)(b)	491	880,181
Meta Platforms, Inc. - Class A(a)	1,242	759,992
Motorola Solutions, Inc.(a)	2,299	1,009,330
Netflix, Inc.(a)(b)	10,184	953,324
Palo Alto Networks, Inc.(a)(b)	3,785	678,726
Spotify Technology SA(a)(b)	815	363,938
T-Mobile US, Inc.(a)	2,769	541,340
Uber Technologies, Inc.(a)(b)	6,825	509,213
		14,215,722
Consumer, Cyclical - 6.2%
Carvana Co.(a)(b)	1,208	478,127
Costco Wholesale Corp.(a)	932	945,542
Dollar General Corp.(a)	8,436	977,564
Fastenal Co.(a)	13,538	608,262
Home Depot, Inc.(a)	1,333	438,290
Live Nation Entertainment, Inc.(a)(b)	6,095	962,644
Royal Caribbean Cruises Ltd.(a)	1,665	439,160
TJX Cos., Inc.(a)	6,154	964,640
WW Grainger, Inc.	488	566,739
		6,380,968
Consumer, Non-cyclical - 26.3%(c)
AbbVie, Inc.(a)	4,486	947,982
Alnylam Pharmaceuticals, Inc.(a)(b)	1,471	455,260
Altria Group, Inc.(a)	17,611	1,279,439
Automatic Data Processing, Inc.(a)	2,522	534,513
Bristol-Myers Squibb Co.(a)	10,111	612,626
Cardinal Health, Inc.(a)	3,933	758,597
Cencora, Inc.(a)	4,070	1,253,601
Church & Dwight Co., Inc.(a)	8,686	843,063
Cigna Group(a)	2,403	698,264
Coca-Cola Co.(a)	16,472	1,297,335
Colgate-Palmolive Co.(a)	12,192	1,040,709
CVS Health Corp.(a)	7,243	603,269
Eli Lilly & Co.(a)	1,022	955,161
Gilead Sciences, Inc.(a)	7,055	923,076
Hershey Co.(a)	6,061	1,125,770
Johnson & Johnson(a)	6,191	1,423,001
Kimberly-Clark Corp.(a)	7,133	702,101
Kroger Co.(a)	10,927	743,801

	Shares	Value
McKesson Corp.(a)	1,691	$1,378,503
Merck & Co., Inc.(a)	4,155	453,643
Monster Beverage Corp.(a)(b)	17,214	1,326,683
PepsiCo, Inc.(a)	6,617	1,048,728
Philip Morris International, Inc.(a)	7,533	1,243,472
Procter & Gamble Co.(a)	6,822	1,003,448
Rollins, Inc.(a)	19,609	1,092,810
Royalty Pharma PLC - Class A	20,969	1,050,337
Sysco Corp.(a)	11,067	826,816
Verisk Analytics, Inc.(a)	3,605	665,086
Vertex Pharmaceuticals, Inc.(a)(b)	1,252	535,080
Zimmer Biomet Holdings, Inc.(a)	5,632	464,246
		27,286,420
Energy - 4.2%
Cheniere Energy, Inc.(a)	3,521	968,099
Exxon Mobil Corp.(a)	8,092	1,248,838
Marathon Petroleum Corp.(a)	5,492	1,363,609
Williams Cos., Inc.(a)	10,579	807,283
		4,387,829
Financial - 13.3%
Arch Capital Group Ltd.(a)(b)	9,920	937,043
Arthur J Gallagher & Co.(a)	2,533	522,811
Cboe Global Markets, Inc.	5,161	1,548,765
Chubb Ltd.(a)	3,317	1,084,659
CME Group, Inc.	5,166	1,486,878
Crown Castle, Inc.(a)	6,203	550,702
Hartford Insurance Group, Inc.(a)	5,378	735,764
Marsh & McLennan Cos., Inc.(a)	3,155	529,125
Mastercard, Inc. - Class A(a)	1,238	622,615
Progressive Corp.(a)	4,021	809,347
Rocket Cos., Inc. - Class A(b)	21,960	321,055
Travelers Cos., Inc.(a)	2,646	807,400
Ventas, Inc.(a)	9,860	866,300
Visa, Inc. - Class A(a)	1,802	594,372
W R Berkley Corp.(a)	12,374	826,954
Welltower, Inc.(a)	7,128	1,549,200
		13,792,990
Industrial - 6.0%
Amphenol Corp. - Class A(a)	3,228	475,388
General Dynamics Corp.(a)	2,725	938,217
Howmet Aerospace, Inc.(a)	3,044	739,814
Lockheed Martin Corp.(a)	1,641	849,989
Northrop Grumman Corp.(a)	1,589	920,794
Republic Services, Inc.(a)	5,224	1,092,965
Waste Management, Inc.(a)	5,004	1,163,680
		6,180,847
Technology - 20.0%
Apple, Inc.(a)	18,937	5,138,555
Broadcom, Inc.(a)	3,151	1,315,322
Broadridge Financial Solutions, Inc.	4,003	616,382
Datadog, Inc. - Class A(a)(b)	6,133	810,721
Electronic Arts, Inc.(a)	4,662	943,449

The accompanying notes are an integral part of these financial statements.

32

APTUS LARGE CAP UPSIDE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Leidos Holdings, Inc.(a)	4,710	$702,826
Microsoft Corp.(a)	9,411	3,837,618
NVIDIA Corp.(a)	26,236	5,235,919
Paychex, Inc.(a)	4,246	393,307
ServiceNow, Inc.(a)(b)	5,366	473,871
Take-Two Interactive Software, Inc.(a)(b)	2,044	436,925
Veeva Systems, Inc. - Class A(b)	2,971	463,387
Workday, Inc. - Class A(a)(b)	3,113	381,031
		20,749,313
Utilities - 3.4%
American Water Works Co., Inc.(a)	4,468	573,781
Consolidated Edison, Inc.(a)	6,945	774,298
Entergy Corp.(a)	8,755	1,032,302
PPL Corp.(a)	31,323	1,172,733
		3,553,114
TOTAL COMMON STOCKS (Cost $93,854,830)		98,934,130
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 3.59%(d)	1,442,913	1,442,913
TOTAL MONEY MARKET FUNDS (Cost $1,442,913)		1,442,913
TOTAL INVESTMENTS - 96.8% (Cost $95,295,466)		$100,377,043
Other Assets in Excess of Liabilities - 3.2%		3,358,241
TOTAL NET ASSETS - 100.0%		$103,735,284

Percentages are stated as a percent of net assets.
(a)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of April 30, 2026 was $77,120,097.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

33

APTUS LARGE CAP UPSIDE ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
RCXTSOA6(a)	Goldman Sachs	Receive	EFFR	Termination	09/08/2026	$51,428,346	$3,445,937
RCXTSOA6(a)	Goldman Sachs	Receive	EFFR	Termination	05/26/2027	49,527,307	(249,607)
Net Unrealized Appreciation (Depreciation)							$3,196,330

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of April 30, 2026.
(a)
The Systematic Equity Futures Trend and Dynamic PutWrite Series 1 (“RCXTSOA6” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The Index generally is made up of S&P Index options and futures. As of April 30, 2026, the components of the Index are provided on the following page.

The accompanying notes are an integral part of these financial statements.

34

APTUS LARGE CAP UPSIDE ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Continued)
The underlying components of the index as of April 30, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
E-mini S&P 500 March Index	06/18/2026	7,131	$51,657,795	51.17%
Total Futures Contracts			51,657,795	51.17%
Option Contracts:
S&P 500 Weekly Index P6575	05/01/2026	(173.52)	(11)	0.00%
S&P 500 Weekly Index P6920	05/01/2026	(95.19)	(14)	0.00%
S&P 500 Weekly Index P6955	05/01/2026	(202.94)	(36)	0.00%
S&P 500 Weekly Index P6960	05/01/2026	(131.78)	(24)	0.00%
S&P 500 Weekly Index P6980	05/01/2026	(374.69)	(77)	0.00%
S&P 500 Weekly Index P7085	05/01/2026	(1069.70)	(920)	0.00%
S&P 500 Weekly Index P6580	05/04/2026	(173.18)	(25)	0.00%
S&P 500 Weekly Index P6925	05/04/2026	(131.69)	(77)	0.00%
S&P 500 Weekly Index P6935	05/04/2026	(94.47)	(60)	0.00%
S&P 500 Weekly Index P6945	05/04/2026	(203.96)	(145)	0.00%
S&P 500 Weekly Index P7055	05/04/2026	(374.91)	(1,160)	0.00%
S&P 500 Weekly Index P6610	05/05/2026	(173.19)	(43)	0.00%
S&P 500 Weekly Index P6895	05/05/2026	(94.40)	(84)	0.00%
S&P 500 Weekly Index P6910	05/05/2026	(132.35)	(137)	0.00%
S&P 500 Weekly Index P7015	05/05/2026	(204.08)	(709)	0.00%
S&P 500 Weekly Index P6620	05/06/2026	(173.01)	(68)	0.00%
S&P 500 Weekly Index P6890	05/06/2026	(94.88)	(142)	0.00%
S&P 500 Weekly Index P6990	05/06/2026	(132.42)	(541)	0.00%
S&P 500 Weekly Index P6775	05/07/2026	(172.75)	(183)	0.00%
S&P 500 Weekly Index P6975	05/07/2026	(94.93)	(484)	0.00%
S&P 500 Weekly Index P6825	05/08/2026	(170.60)	(407)	0.00%
S&P 500 Weekly Index P6820	05/11/2026	(169.96)	(678)	0.00%
S&P 500 Weekly Index P6890	05/12/2026	(170.20)	(1,420)	0.00%
S&P 500 Weekly Index P6975	05/13/2026	(168.79)	(2,763)	0.00%
S&P 500 Weekly Index P7025	05/14/2026	(167.05)	(4,151)	−0.01%
S&P 500 Weekly Index P7040	05/15/2026	(165.86)	(4,955)	−0.01%
S&P 500 Weekly Index P7125	05/18/2026	(165.51)	(8,516)	−0.01%
S&P 500 Weekly Index P7110	05/19/2026	(163.74)	(8,330)	−0.01%
S&P 500 Weekly Index P7060	05/20/2026	(164.09)	(7,105)	−0.01%
S&P 500 Weekly Index P7140	05/21/2026	(164.93)	(10,997)	−0.01%
S&P 500 Weekly Index P7110	05/22/2026	(163.58)	(9,972)	−0.01%
S&P 500 Weekly Index P7170	05/26/2026	(164.17)	(13,545)	−0.01%
S&P 500 Weekly Index P7175	05/27/2026	(163.09)	(14,131)	−0.01%
S&P 500 Weekly Index P7140	05/28/2026	(163.02)	(12,871)	−0.01%
S&P 500 Weekly Index P7135	05/29/2026	(163.75)	(13,113)	−0.01%
S&P 500 Weekly Index P7210	06/01/2026	(163.79)	(17,609)	−0.02%
Total Options Contracts			(135,503)	−0.13%
Cash
Cash			49,433,361	48.96%
Total Underlying Positions			$ 100,955,653	100.00%

The accompanying notes are an integral part of these financial statements.

35

Opus Small Cap Value ETF
Schedule of Investments
April 30, 2026

	Shares	Value
COMMON STOCKS - 98.1%
Basic Materials - 3.4%
Hawkins, Inc.	106,896	$17,899,735
United States Lime & Minerals, Inc.	47,829	5,149,749
		23,049,484
Communications - 1.8%
A10 Networks, Inc.	456,300	12,174,084
Consumer, Cyclical - 11.8%
Allison Transmission Holdings, Inc.	66,100	8,880,535
Boyd Gaming Corp.	121,816	10,591,901
Copa Holdings SA - Class A	66,512	7,694,108
Gildan Activewear, Inc.	159,031	9,858,332
KB Home	194,693	10,316,782
PriceSmart, Inc.	81,473	12,784,743
Texas Roadhouse, Inc.	97,021	15,619,411
Winmark Corp.	12,106	4,606,212
		80,352,024
Consumer, Non-cyclical - 8.6%
Chemed Corp.	27,213	11,564,981
Encompass Health Corp.	127,867	12,786,700
Ensign Group, Inc.	92,990	17,360,303
LeMaitre Vascular, Inc.	68,674	7,536,971
Service Corp. International	121,751	9,865,484
		59,114,439
Energy - 9.4%
Chord Energy Corp.	70,190	10,219,664
DT Midstream, Inc.	47,916	7,091,089
HF Sinclair Corp.	52,737	3,544,454
Kimbell Royalty Partners LP	195,586	3,012,024
Northern Oil & Gas, Inc.	291,795	7,925,152
NOV, Inc.	165,850	3,393,291
Range Resources Corp.	221,968	9,655,608
Viper Energy, Inc. - Class A	390,566	19,286,149
		64,127,431
Financial - 36.2%(a)
Agree Realty Corp.	92,728	7,150,256
American Healthcare REIT, Inc.	330,590	16,787,360
EastGroup Properties, Inc.	55,800	11,226,960
Enterprise Financial Services Corp.	235,767	13,632,048
Essential Properties Realty Trust, Inc.	337,920	10,620,826
FirstService Corp.	37,789	5,056,546
Four Corners Property Trust, Inc.	177,409	4,536,348
German American Bancorp, Inc.	273,171	11,765,475
Hamilton Lane, Inc. - Class A	39,760	3,657,522
Hanover Insurance Group, Inc.	89,515	16,801,070
Hingham Institution For Savings The	25,098	7,132,852
Home BancShares, Inc.	385,043	10,346,106
Houlihan Lokey, Inc.	66,540	10,297,065
Ladder Capital Corp.	669,044	6,877,772
Lakeland Financial Corp.	155,629	9,418,667
Mercury General Corp.	79,798	7,765,143
Pathward Financial, Inc.	144,625	12,559,235
Primerica, Inc.	51,989	14,622,946

	Shares	Value
Seacoast Banking Corp. of Florida	446,037	$14,036,784
Stock Yards Bancorp, Inc.	190,184	13,756,009
Terreno Realty Corp.	109,203	7,120,036
Victory Capital Holdings, Inc. - Class A	116,093	9,114,462
West BanCorp, Inc.	409,756	9,813,656
Wintrust Financial Corp.	88,233	13,285,243
		247,380,387
Industrial - 22.2%
AptarGroup, Inc.	63,913	7,904,760
Arcosa, Inc.	132,640	16,774,981
Argan, Inc.	5,721	3,832,956
Donaldson Co., Inc.	53,496	4,716,742
Federal Signal Corp.	61,223	7,538,388
Flowserve Corp.	178,172	13,120,586
Franklin Electric Co., Inc.	69,067	6,919,823
Graco, Inc.	103,757	8,328,574
Kadant, Inc.	41,619	12,199,777
Leonardo DRS, Inc.	152,535	6,197,497
Materion Corp.	35,630	6,549,150
nVent Electric PLC	114,677	16,387,343
Owens Corning	76,182	9,396,288
Primoris Services Corp.	122,600	22,208,990
UFP Industries, Inc.	103,999	9,306,871
		151,382,726
Utilities - 4.7%
IDACORP, Inc.	63,713	9,412,959
National Fuel Gas Co.	134,019	11,308,523
New Jersey Resources Corp.	201,036	11,320,337
		32,041,819
TOTAL COMMON STOCKS (Cost $581,146,573)		669,622,394
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%
First American Treasury Obligations Fund - Class X, 3.59%(b)	12,736,456	12,736,456
TOTAL MONEY MARKET FUNDS (Cost $12,736,456)		12,736,456
TOTAL INVESTMENTS - 100.0% (Cost $593,700,771)		$682,358,850
Liabilities in Excess of Other Assets - (0.0)%(c)		(209,586)
TOTAL NET ASSETS - 100.0%		$682,149,264

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

36

APTUS ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026

	Aptus Collared Investment Opportunity ETF	Aptus Deferred Income ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF
ASSETS:
Investments in unaffiliated securities, at value	$2,340,918,757	$117,502,023	$394,891,092	$265,876,356	$229,583,340
Investments in affiliated securities, at value (See Note 5)	—	—	1,050,659,903	—	—
Deposit at broker for option contracts	3,926,591	13,548	48,947,434	295,230	—
Receivable for investments sold	13,523,863	112	14,180,748	883,654	—
Receivable for fund shares sold	5,652,000	1,995,000	—	—	553,645
Dividends receivable	1,042,787	521	43,784	115,113	26,794
Interest receivable	20,983	374	54,853	819	1,620,950
Receivable for swap contracts	—	2,264,459	—	—	3,074,599
Total assets	2,365,084,981	121,776,037	1,508,777,814	267,171,172	234,859,328
LIABILITIES:
Written option, at value	66,916,283	2,113,409	9,579,500	1,162,500	—
Payable for investments purchased	9,959,890	1,883,643	17,580,153	480,936	—
Payable to Adviser	1,429,553	74,052	824,682	159,629	113,364
Total liabilities	78,305,726	4,071,104	27,984,335	1,803,065	113,364
NET ASSETS	$2,286,779,255	$117,704,933	$1,480,793,479	$265,368,107	$234,745,964
Net Assets Consist of:
Paid-in capital	$1,927,677,139	$117,207,042	$1,520,987,462	$304,244,624	$270,253,847
Total distributable earnings/(accumulated losses)	359,102,116	497,891	(40,193,983)	(38,876,517)	(35,507,883)
Total net assets	$2,286,779,255	$117,704,933	$1,480,793,479	$265,368,107	$234,745,964
Net assets	$2,286,779,255	$117,704,933	$1,480,793,479	$265,368,107	$234,745,964
Shares issued and outstanding (unlimited shares authorized without par value)	50,575,000	4,425,000	51,875,000	4,916,755	10,600,000
Net asset value per share	$45.22	$26.60	$28.55	$53.97	$22.15
Cost:
Investments in unaffiliated securities, at cost	$1,672,603,796	$117,700,272	$395,796,617	$191,962,061	$229,399,818
Investments in affiliated securities, at cost	$—	$—	$1,040,461,220	$—	$—
Proceeds:
Written options premium received	$58,431,756	$1,634,678	$14,793,078	$2,157,538	$—

The accompanying notes are an integral part of these financial statements.

37

APTUS ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026(Continued)

	Aptus International Enhanced Yield ETF	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
ASSETS:
Investments, at value	$463,610,381	$351,872,034	$100,377,043	$682,358,850
Receivable for swap contracts	4,514,220	4,075,871	3,196,330	—
Dividends receivable	2,652	5,362	58,199	221,438
Receivable for fund shares sold	—	2,999,107	2,712,030	—
Dividend tax reclaims receivable	—	—	—	5,202
Total assets	468,127,253	358,952,374	106,343,602	682,585,490
LIABILITIES:
Payable to Adviser	145,374	106,411	63,488	436,226
Payable for investments purchased	—	2,951,476	2,544,830	—
Total liabilities	145,374	3,057,887	2,608,318	436,226
NET ASSETS	$ 467,981,879	$355,894,487	$103,735,284	$682,149,264
Net Assets Consist of:
Paid-in capital	$456,003,253	$344,118,935	$97,701,103	$638,211,984
Total distributable earnings/(accumulated losses)	11,978,626	11,775,552	6,034,181	43,937,280
Total net assets	$ 467,981,879	$355,894,487	$103,735,284	$682,149,264
Net assets	$467,981,879	$355,894,487	$103,735,284	$682,149,264
Shares issued and outstanding (unlimited shares authorized without par value)	17,475,000	8,900,000	3,825,000	16,525,000
Net asset value per share	$26.78	$39.99	$27.12	$41.28
Cost:
Investments, at cost	$424,339,279	$337,659,869	$95,295,466	$593,700,771

The accompanying notes are an integral part of these financial statements.

38

APTUS ETFs
STATEMENTS OF OPERATIONS
For the Year/Period Ended April 30, 2026

	Aptus Collared Investment Opportunity ETF	Aptus Deferred Income ETF(a)	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$25,128,493	$9,435	$12,582,685	$2,835,516	$469,977
Less: dividend withholding taxes	(7,698)	—	—	(1,034)	—
Dividend income from affiliated securities	—	—	48,478,119	—	—
Interest income	222,780	222,275	656,349	7,090	10,769,026
Total investment income	25,343,575	231,710	61,717,153	2,841,572	11,239,003
EXPENSES:
Investment advisory fee	16,635,121	637,521	9,504,802	1,884,126	1,407,685
Interest expense	—	9,768	—	—	—
Total expenses	16,635,121	647,289	9,504,802	1,884,126	1,407,685
Net investment income/(loss)	8,708,454	(415,579)	52,212,351	957,446	9,831,318
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(263,119,889)	(861,862)	(16,632,679)	(20,819,866)	(4,966,029)
In-kind redemptions in unaffiliated securities	88,561,762	2,424,721	459,449	16,839,416	—
In-kind redemptions in affiliated securities	—	—	2,354,633	—	—
In-kind redemptions in written options	—	938,264	—	—	—
Written options expired or closed	106,411,164	(72,632)	61,483,042	11,140,641	—
Swap contracts	—	(34,191)	—	—	5,567,645
Net realized gain (loss)	(68,146,963)	2,394,300	47,664,445	7,160,191	601,616
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	397,688,451	(198,249)	(10,787,146)	40,574,377	(183,615)
Investments in affiliated securities	—	—	3,688,922	—	—
Written options	(7,224,035)	(478,731)	6,427,373	763,719	—
Swap contracts	—	2,264,459	—	—	3,074,599
Net change in unrealized appreciation (depreciation)	390,464,416	1,587,479	(670,851)	41,338,096	2,890,984
Net realized and unrealized gain (loss)	322,317,453	3,981,779	46,993,594	48,498,287	3,492,600
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$331,025,907	$3,566,200	$99,205,945	$49,455,733	$13,323,918

(a)	Inception date of the Fund was May 13, 2025.
The accompanying notes are an integral part of these financial statements.

39

APTUS ETFs
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026 (Continued)

	Aptus International Enhanced Yield ETF	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
INVESTMENT INCOME:
Dividend income	$12,255,992	$3,151,357	$1,345,634	$12,414,589
Less: dividend withholding taxes	—	(1,277)	(173)	(43,349)
Less: issuance fees	—	(12)	—	—
Interest income	832,721	473,991	33,788	—
Total investment income	13,088,713	3,624,059	1,379,249	12,371,240
EXPENSES:
Investment advisory fee	1,455,589	1,042,336	686,596	4,998,759
Total expenses	1,455,589	1,042,336	686,596	4,998,759
Net investment income/(loss)	11,633,124	2,581,723	692,653	7,372,481
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,286,456	(4,614,571)	(3,911,346)	(13,772,264)
In-kind redemptions	59,218,187	79,469,504	3,832,264	58,620,485
Swap contracts	7,920,834	5,901,353	1,587,736	—
Net realized gain (loss)	78,425,477	80,756,286	1,508,654	44,848,221
Net change in unrealized appreciation (depreciation) on:
Investments	13,724,249	(10,570,952)	6,010,119	70,631,910
Swap contracts	4,514,220	4,075,871	5,910,505	—
Net change in unrealized appreciation (depreciation)	18,238,469	(6,495,081)	11,920,624	70,631,910
Net realized and unrealized gain (loss)	96,663,946	74,261,205	13,429,278	115,480,131
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 108,297,070	$76,842,928	$14,121,931	$122,852,612

The accompanying notes are an integral part of these financial statements.

40

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Aptus Collared Investment Opportunity ETF		Aptus Deferred Income ETF
	Year Ended April 30,		Period Ended April 30, 2026(a)
	2026	2025
OPERATIONS:
Net investment income (loss)	$8,708,454	$6,412,729	$(415,579)
Net realized gain (loss)	(68,146,963)	(40,361,646)	2,394,300
Net change in unrealized appreciation (depreciation)	390,464,416	118,699,576	1,587,479
Net increase (decrease) in net assets from operations	331,025,907	84,750,659	3,566,200
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,767,762)	(6,346,496)	—
Total distributions to shareholders	(8,767,762)	(6,346,496)	—
CAPITAL TRANSACTIONS:
Shares sold	449,865,180	853,008,145	346,616,768
Shares redeemed	(235,736,735)	(38,077,053)	(232,478,035)
Net increase (decrease) in net assets from capital transactions	214,128,445	814,931,092	114,138,733
Net increase (decrease) in net assets	536,386,590	893,335,255	117,704,933
NET ASSETS:
Beginning of the year/period	1,750,392,665	857,057,410	—
End of the year/period	$ 2,286,779,255	$1,750,392,665	$117,704,933
SHARES TRANSACTIONS
Shares sold	10,600,000	21,875,000	13,200,000
Shares redeemed	(5,475,000)	(950,000)	(8,775,000)
Total increase (decrease) in shares outstanding	5,125,000	20,925,000	4,425,000

(a)	Inception date of the Fund was May 13, 2025.
The accompanying notes are an integral part of these financial statements.

41

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aptus Defined Risk ETF		Aptus Drawdown Managed Equity ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$52,212,351	$33,614,349	$957,446	$978,059
Net realized gain (loss)	47,664,445	(3,885,781)	7,160,191	9,583,272
Net change in unrealized appreciation (depreciation)	(670,851)	27,543,698	41,338,096	3,010,342
Net increase (decrease) in net assets from operations	99,205,945	57,272,266	49,455,733	13,571,673
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(51,526,153)	(31,309,685)	(984,666)	(971,140)
Total distributions to shareholders	(51,526,153)	(31,309,685)	(984,666)	(971,140)
CAPITAL TRANSACTIONS:
Shares sold	337,812,007	659,868,445	44,630,455	112,569,063
Shares redeemed	(73,035,175)	(25,095,585)	(50,197,227)	(59,695,223)
Net increase (decrease) in net assets from capital transactions	264,776,832	634,772,860	(5,566,772)	52,873,840
Net increase (decrease) in net assets	312,456,624	660,735,441	42,904,295	65,474,373
NET ASSETS:
Beginning of the year	1,168,336,855	507,601,414	222,463,812	156,989,439
End of the year	$ 1,480,793,479	$1,168,336,855	$265,368,107	$222,463,812
SHARES TRANSACTIONS
Shares sold	11,825,000	23,725,000	875,000	2,475,000
Shares redeemed	(2,575,000)	(900,000)	(1,025,000)	(1,300,000)
Total increase (decrease) in shares outstanding	9,250,000	22,825,000	(150,000)	1,175,000

The accompanying notes are an integral part of these financial statements.

42

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aptus Enhanced Yield ETF		Aptus International Enhanced Yield ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$9,831,318	$24,882,648	$11,633,124	$12,531,054
Net realized gain (loss)	601,616	(13,303,001)	78,425,477	(8,818,393)
Net change in unrealized appreciation (depreciation)	2,890,984	5,127,269	18,238,469	17,021,657
Net increase (decrease) in net assets from operations	13,323,918	16,706,916	108,297,070	20,734,318
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,880,156)	(24,637,253)	(12,935,798)	(11,670,825)
From return of capital	(9,138,411)	—	(8,630,064)	—
Total distributions to shareholders	(20,018,567)	(24,637,253)	(21,565,862)	(11,670,825)
CAPITAL TRANSACTIONS:
Shares sold	38,363,848	85,140,620	470,408,005	113,881,068
Shares redeemed	(104,088,942)	(104,971,543)	(371,767,817)	(8,286,220)
Net increase (decrease) in net assets from capital transactions	(65,725,094)	(19,830,923)	98,640,188	105,594,848
Net increase (decrease) in net assets	(72,419,743)	(27,761,260)	185,371,396	114,658,341
NET ASSETS:
Beginning of the year	307,165,707	334,926,967	282,610,483	167,952,142
End of the year	$234,745,964	$307,165,707	$467,981,879	$282,610,483
SHARES TRANSACTIONS
Shares sold	1,725,000	3,675,000	19,550,000	5,475,000
Shares redeemed	(4,675,000)	(4,550,000)	(15,375,000)	(400,000)
Total increase (decrease) in shares outstanding	(2,950,000)	(875,000)	4,175,000	5,075,000

The accompanying notes are an integral part of these financial statements.

43

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aptus Large Cap Enhanced Yield ETF		Aptus Large Cap Upside ETF
	Year Ended April 30,		Year Ended April 30, 2026	Period Ended April 30, 2025(a)
	2026	2025
OPERATIONS:
Net investment income (loss)	$2,581,723	$5,377,821	$692,653	$107,679
Net realized gain (loss)	80,756,286	(1,199,877)	1,508,654	(62,264)
Net change in unrealized appreciation (depreciation)	(6,495,081)	13,674,703	11,920,624	(3,642,717)
Net increase (decrease) in net assets from operations	76,842,928	17,852,647	14,121,931	(3,597,302)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,205,420)	(5,174,799)	(682,735)	(89,980)
From return of capital	(2,872,453)	—	—	—
Total distributions to shareholders	(6,077,873)	(5,174,799)	(682,735)	(89,980)
CAPITAL TRANSACTIONS:
Shares sold	326,176,945	66,540,545	71,505,895	47,946,855
Shares redeemed	(257,138,800)	(18,807,995)	(24,217,170)	(1,252,210)
Net increase (decrease) in net assets from capital transactions	69,038,145	47,732,550	47,288,725	46,694,645
Net increase (decrease) in net assets	139,803,200	60,410,398	60,727,921	43,007,363
NET ASSETS:
Beginning of the year/period	216,091,287	155,680,889	43,007,363	—
End of the year/period	$355,894,487	$216,091,287	$103,735,284	$43,007,363
SHARES TRANSACTIONS
Shares sold	8,600,000	2,125,000	2,850,000	1,950,000
Shares redeemed	(6,775,000)	(575,000)	(925,000)	(50,000)
Total increase (decrease) in shares outstanding	1,825,000	1,550,000	1,925,000	1,900,000

(a)	Inception date of the Fund was November 20, 2024.
The accompanying notes are an integral part of these financial statements.

44

APTUS ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Opus Small Cap Value ETF
	Year Ended April 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$7,372,481	$5,376,064
Net realized gain (loss)	44,848,221	(10,226,994)
Net change in unrealized appreciation (depreciation)	70,631,910	34,187
Net increase (decrease) in net assets from operations	122,852,612	(4,816,743)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,477,266)	(5,070,500)
Total distributions to shareholders	(7,477,266)	(5,070,500)
CAPITAL TRANSACTIONS:
Shares sold	179,341,083	257,579,483
Shares redeemed	(132,981,440)	(22,687,193)
Net increase (decrease) in net assets from capital transactions	46,359,643	234,892,290
Net increase (decrease) in net assets	161,734,989	225,005,047
NET ASSETS:
Beginning of the year	520,414,275	295,409,228
End of the year	$682,149,264	$520,414,275
SHARES TRANSACTIONS
Shares sold	4,800,000	7,050,000
Shares redeemed	(3,450,000)	(600,000)
Total increase (decrease) in shares outstanding	1,350,000	6,450,000

The accompanying notes are an integral part of these financial statements.

45

Aptus Collared Investment Opportunity ETF
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$38.51	$34.95	$30.32	$30.02	$29.67
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.18	0.18	0.23	0.26	0.19
Net realized and unrealized gain (loss) on investments(c)	6.71	3.55	4.64	0.47	0.34
Total from investment operations	6.89	3.73	4.87	0.73	0.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.17)	(0.24)	(0.24)	(0.18)
Net realized gains	—	—	—	(0.19)	—
Total distributions	(0.18)	(0.17)	(0.24)	(0.43)	(0.18)
Net asset value, end of year	$45.22	$38.51	$34.95	$30.32	$30.02
Total return	17.90%	10.70%	16.10%	2.53%	1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,286,779	$1,750,393	$857,057	$586,706	$402,233
Ratio of expenses to average net assets(d)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(d)	0.41%	0.46%	0.70%	0.88%	0.60%
Portfolio turnover rate(e)	34%	44%	24%	69%	48%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

Aptus Deferred Income ETF
Financial Highlights

Period Ended April 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.13)
Net realized and unrealized gain (loss) on investments(c)	1.73
Total from investment operations	1.60
Net asset value, end of period	$26.60
Total return(d)	6.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$117,705
Ratio of expenses to average net assets(e)	0.80%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.79%
Ratio of net investment income (loss) to average net assets(e)	(0.51)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was May 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

47

Aptus Defined Risk ETF
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$27.41	$25.64	$25.74	$27.01	$29.37
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	1.08	1.06	0.86	0.62	0.23
Net realized and unrealized gain (loss) on investments(c)	1.12	1.65	(0.03)	(1.28)	(1.86)
Total from investment operations	2.20	2.71	0.83	(0.66)	(1.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.06)	(0.94)	(0.93)	(0.61)	(0.20)
Net realized gains	—	—	—	—	(0.53)
Total distributions	(1.06)	(0.94)	(0.93)	(0.61)	(0.73)
Net asset value, end of year	$28.55	$27.41	$25.64	$25.74	$27.01
Total return	8.10%(d)	10.62%	3.37%	−2.39%	−5.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,480,793	$1,168,337	$507,601	$662,900	$903,370
Ratio of expenses to average net assets(e)	0.69%	0.69%	0.69%	0.69%	0.70%(f)
Ratio of net investment income (loss) to average net assets(e)	3.79%	3.84%	3.43%	2.39%	0.79%
Portfolio turnover rate(g)	19%	37%	48%	119%	69%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)
The return reflects the impact of transactions executed on the last business day of the period that were recorded on the first business day of the next period. Had these transactions not been included, the actual performance would have been 8.11%.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Includes broker interest of 0.01%
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

48

Aptus Drawdown Managed Equity ETF
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$43.91	$40.34	$35.09	$38.15	$38.72
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.20	0.21	0.28	0.29	0.11
Net realized and unrealized gain (loss) on investments(b)	10.07	3.57	5.28	(3.06)	(0.58)
Total from investment operations	10.27	3.78	5.56	(2.77)	(0.47)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.21)	(0.31)	(0.29)	(0.10)
Total distributions	(0.21)	(0.21)	(0.31)	(0.29)	(0.10)
Net asset value, end of year	$53.97	$43.91	$40.34	$35.09	$38.15
Total return	23.45%	9.34%(c)	15.88%	−7.24%	−1.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$265,368	$222,464	$156,989	$203,258	$364,019
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	0.40%	0.47%	0.75%	0.83%	0.27%
Portfolio turnover rate(d)	33%	40%	20%	64%	43%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)
The Fund had a trade error during the year resulting in a loss to the Fund of $1,061,593, which was subsequently reimbursed to the Fund by the Adviser. The total return for the year would have been 8.77% before the reimbursement.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

Aptus Enhanced Yield ETF
Financial Highlights

	Year Ended April 30,			Period Ended April 30, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$22.67	$23.22	$24.81	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.92	1.79	1.96	1.26
Net realized and unrealized gain (loss) on investments(c)	0.43	(0.57)	(1.61)	(0.52)
Total from investment operations	1.35	1.22	0.35	0.74
LESS DISTRIBUTIONS FROM:
Net investment income	(1.02)	(1.77)	(1.94)	(0.93)
Return of capital	(0.85)	—	—	—
Total distributions	(1.87)	(1.77)	(1.94)	(0.93)
Net asset value, end of period	$22.15	$22.67	$23.22	$24.81
Total return(d)	6.23%	5.40%	1.44%	2.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$234,746	$307,166	$334,927	$362,205
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	4.12%	7.74%	8.11%	10.13%
Portfolio turnover rate(d)(f)	13%	47%	48%	0%(g)

(a)	Inception date of the Fund was October 31, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

50

Aptus International Enhanced Yield ETF
Financial Highlights

	Year Ended April 30,				Period Ended April 30, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$21.25	$20.42	$20.03	$21.34	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.75	1.21	0.88	0.50	0.36
Net realized and unrealized gain (loss) on investments(d)	6.17	0.77	0.34	(1.31)	(3.68)
Total from investment operations	6.92	1.98	1.22	(0.81)	(3.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(1.15)	(0.83)	(0.50)	(0.34)
Return of capital	(0.56)	—	—	—	—
Total distributions	(1.39)	(1.15)	(0.83)	(0.50)	(0.34)
Net asset value, end of period	$26.78	$21.25	$20.42	$20.03	$21.34
Total return(e)	33.70%	10.01%	6.20%	−3.62%	−13.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$467,982	$282,610	$167,952	$62,107	$141,909
Ratio of expenses to average net assets(f)(g)	0.39%	0.39%	0.39%(h)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)(g)	3.12%	5.79%	4.44%	2.52%	1.93%
Portfolio turnover rate(e)(i)	151%	10%	16%	102%	2%

(a)	Inception date of the Fund was July 22, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Effective May 1, 2023, the Adviser lowered its management fee for the Fund from 0.59% to 0.39%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

51

Aptus Large Cap Enhanced Yield ETF
Financial Highlights

	Year Ended April 30,		Period Ended April 30, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$30.54	$28.18	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.35	0.85	0.68
Net realized and unrealized gain (loss) on investments(d)	9.92	2.33	2.96
Total from investment operations	10.27	3.18	3.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.82)	(0.46)
Return of capital	(0.39)	—	—
Total distributions	(0.82)	(0.82)	(0.46)
Net asset value, end of period	$39.99	$30.54	$28.18
Total return(e)	33.95%	11.25%	14.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$355,894	$216,091	$155,681
Ratio of expenses to average net assets(f)(g)	0.39%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(f)(g)	0.97%	2.70%	2.89%
Portfolio turnover rate(e)(h)	93%	18%	13%

(a)	Inception date of the Fund was June 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

52

Aptus Large Cap Upside ETF
Financial Highlights

	Year Ended April 30, 2026	Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.64	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.21	0.09
Net realized and unrealized gain (loss) on investments(c)	4.47	(2.39)
Total from investment operations	4.68	(2.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.06)
Total distributions	(0.20)	(0.06)
Net asset value, end of period	$27.12	$22.64
Total return(d)	20.73%	−9.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$103,735	$43,007
Ratio of expenses to average net assets(e)	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(e)	0.80%	0.83%
Portfolio turnover rate(d)(f)	32%	14%

(a)	Inception date of the Fund was November 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

53

Opus Small Cap Value ETF
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$34.29	$33.86	$30.80	$31.37	$33.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.44	0.46	0.53	0.46	0.22
Net realized and unrealized gain (loss) on investments(b)	7.00	0.41	3.07	(0.59)	(1.59)
Total from investment operations	7.44	0.87	3.60	(0.13)	(1.37)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.44)	(0.54)	(0.44)	(0.21)
Net realized gains	—	—	—	—	(0.12)
Total distributions	(0.45)	(0.44)	(0.54)	(0.44)	(0.33)
Net asset value, end of year	$41.28	$34.29	$33.86	$30.80	$31.37
Total return	21.81%	2.53%	11.75%	−0.39%	−4.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$682,149	$520,414	$295,409	$245,645	$187,423
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	1.17%	1.27%	1.64%	1.49%	0.67%
Portfolio turnover rate(c)	15%	25%	19%	35%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

54

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026
NOTE 1 – ORGANIZATION
Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Opus Small Cap Value ETF are each a diversified series and Aptus Deferred Income ETF and Aptus Large Cap Upside ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Aptus Collared Investment Opportunity ETF is to seek current income and capital appreciation. The investment objective of Aptus Deferred Income ETF is to seek to exceed the performance of the Bloomberg U.S. Aggregate Bond Index. The investment objective of Aptus Defined Risk ETF is to seek current income and capital appreciation. The investment objective of Aptus Drawdown Managed Equity ETF is to seek capital appreciation with downside protection. The investment objective of Aptus Enhanced Yield ETF is to seek current income and capital preservation. The investment objective of Aptus International Enhanced Yield ETF is to seek capital appreciation and current income. The investment objective of Aptus Large Cap Enhanced Yield ETF is to seek capital appreciation and current income. The investment objective of Aptus Large Cap Upside ETF is to seek to generate returns that surpass those of the S&P 500 Index with the objective of capturing more than 100% of the market during upward trends and less than 100% of the market during downward trends. The investment objective of Opus Small Cap Value ETF is to seek capital appreciation. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Aptus Collared Investment Opportunity ETF	July 9, 2019
Aptus Deferred Income ETF	May 13, 2025
Aptus Defined Risk ETF	August 7, 2018
Aptus Drawdown Managed Equity ETF	June 8, 2016
Aptus Enhanced Yield ETF	October 31, 2022
Aptus International Enhanced Yield ETF	July 22, 2021
Aptus Large Cap Enhanced Yield ETF	June 13, 2023
Aptus Large Cap Upside ETF	November 20, 2024
Opus Small Cap Value ETF	July 17, 2018

The end of the reporting period for the Funds is April 30, 2026. The current fiscal period is the period from May 1, 2025 through April 30, 2026 for all Funds with the exception of Aptus Deferred Income ETF for which the current fiscal period is the period from inception on May 13, 2025 through April 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent

55

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.
FLexible EXchange Options (“FLEX Options”) will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date.
Swap contracts are valued by pricing services using the closing price of the underlying benchmark that the contract is tracking.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotation.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

56

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Aptus Collared Investment Opportunity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,292,848,359	$—	$—	$2,292,848,359
Purchased Options	—	22,899,500	—	22,899,500
Exchange Traded Funds	16,043,168	—	—	16,043,168
Money Market Funds	9,127,730	—	—	9,127,730
Total Investments	$2,318,019,257	$22,899,500	$—	$2,340,918,757
Liabilities:
Investments:
Written Options	$—	$(66,916,283)	$—	$(66,916,283)
Total Investments	$—	$(66,916,283)	$—	$(66,916,283)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Deferred Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$111,132,577	$366,896	$—	$111,499,473
U.S. Treasury Bills	—	5,809,607	—	5,809,607
Money Market Funds	192,943	—	—	192,943
Total Investments	$111,325,520	$6,176,503	$—	$117,502,023
Other Financial Instruments:
Total Return Swaps*	$—	$2,264,459	$—	$2,264,459
Total Other Financial Instruments	$—	$2,264,459	$—	$2,264,459
Liabilities:
Investments:
Written Options	$(8,968)	$(2,104,441)	$—	$(2,113,409)
Total Investments	$(8,968)	$(2,104,441)	$—	$(2,113,409)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.
Refer to the Schedule of Investments, Schedule of Written Options, and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.

57

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Aptus Defined Risk Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,369,308,538	$—	$—	$1,369,308,538
Purchased Options	—	58,597,500	—	58,597,500
Money Market Funds	17,644,957	—	—	17,644,957
Total Investments	$1,386,953,495	$58,597,500	$—	$1,445,550,995
Liabilities:
Investments:
Written Options	$—	$(9,579,500)	$—	$(9,579,500)
Total Investments	$—	$(9,579,500)	$—	$(9,579,500)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Drawdown Managed Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$263,622,189	$—	$—	$263,622,189
Purchased Options	—	1,803,250	—	1,803,250
Money Market Funds	450,917	—	—	450,917
Total Investments	$264,073,106	$1,803,250	$—	$265,876,356
Liabilities:
Investments:
Written Options	$—	$(1,162,500)	$—	$(1,162,500)
Total Investments	$—	$(1,162,500)	$—	$(1,162,500)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$203,474,212	$—	$203,474,212
U.S. Treasury Bills	—	17,379,167	—	17,379,167
Money Market Funds	8,729,961	—	—	8,729,961
Total Investments	$8,729,961	$220,853,379	$—	$229,583,340
Other Financial Instruments:
Total Return Swaps*	$—	$3,074,599	$—	$3,074,599
Total Other Financial Instruments	$—	$3,074,599	$—	$3,074,599

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.

58

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Aptus International Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$460,229,812	$—	$—	$460,229,812
U.S. Treasury Bills	—	2,482,738	—	2,482,738
Money Market Funds	897,831	—	—	897,831
Total Investments	$461,127,643	$2,482,738	$—	$463,610,381
Other Financial Instruments:
Total Return Swaps*	$—	$4,514,220	$—	$4,514,220
Total Other Financial Instruments	$—	$4,514,220	$—	$4,514,220

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.
Aptus Large Cap Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$350,302,704	$—	$—	$350,302,704
Money Market Funds	1,172,092	—	—	1,172,092
U.S. Treasury Bills	—	397,238	—	397,238
Total Investments	$351,474,796	$397,238	$—	$351,872,034
Other Financial Instruments:
Total Return Swaps*	$—	$4,075,871	$—	$4,075,871
Total Other Financial Instruments	$—	$4,075,871	$—	$4,075,871

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.
Aptus Large Cap Upside ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$98,934,130	$—	$—	$98,934,130
Money Market Funds	1,442,913	—	—	1,442,913
Total Investments	$100,377,043	$—	$—	$100,377,043
Other Financial Instruments:
Total Return Swaps*	$—	$3,445,937	$—	$3,445,937
Total Other Financial Instruments	$—	$3,445,937	$—	$3,445,937
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(249,607)	$—	$(249,607)
Total Other Financial Instruments	$—	$(249,607)	$—	$(249,607)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.

59

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Opus Small Cap Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$669,622,394	$—	$—	$669,622,394
Money Market Funds	12,736,456	—	—	12,736,456
Total Investments	$682,358,850	$—	$—	$682,358,850

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Equity-Linked Notes (“ELNs”). Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, and Aptus Large Cap Enhanced Yield ETF invested in ELNs. These are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities and a related equity derivative, such as a put or call option, in a single note form. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily by a pricing service, based on the terms and underlying securities of the ELN, which have been provided by the Adviser. These notes have a coupon which is accrued and recorded as Interest income on the Statements of Operations. Changes in the value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on investments in the Statements of Operations. In June, 2025, these Funds changed their investment strategies and no longer invest in ELNs.

C.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

60

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid at least annually. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. For the fiscal year/period ended April 30, 2026, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Investment Opportunity ETF	$(88,359,305)	$88,359,305
Aptus Deferred Income ETF	(3,068,309)	3,068,309
Aptus Defined Risk ETF	(2,806,744)	2,806,744
Aptus Drawdown Managed Equity ETF	(16,099,534)	16,099,534
Aptus Enhanced Yield ETF	—	—
Aptus International Enhanced Yield ETF	(58,839,523)	58,839,523
Aptus Large Cap Enhanced Yield ETF	(78,983,626)	78,983,626
Aptus Large Cap Upside ETF	(3,603,440)	3,603,440
Opus Small Cap Value ETF	(58,403,165)	58,403,165

J.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals on the Investment and Operations Teams of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

61

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Funds pay the Adviser a unified management fee which is calculated daily and paid monthly based on each Fund’s average daily net assets:

Aptus Collared Investment Opportunity ETF	0.79%
Aptus Deferred Income ETF	0.79%
Aptus Defined Risk ETF	0.69%
Aptus Drawdown Managed Equity ETF	0.79%
Aptus Enhanced Yield ETF	0.59%
Aptus International Enhanced Yield ETF	0.39%
Aptus Large Cap Enhanced Yield ETF	0.39%
Aptus Large Cap Upside ETF	0.79%
Opus Small Cap Value ETF	0.79%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding options, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Investment Opportunity ETF	$700,745,087	$816,201,979
Aptus Deferred Income ETF	—	—
Aptus Defined Risk ETF	258,586,029	242,959,188
Aptus Drawdown Managed Equity ETF	78,666,638	88,145,764
Aptus Enhanced Yield ETF	27,706,719	64,215,625
Aptus International Enhanced Yield ETF	579,317,834	546,312,713
Aptus Large Cap Enhanced Yield ETF	278,341,134	241,050,299
Aptus Large Cap Upside ETF	32,953,929	25,597,818
Opus Small Cap Value ETF	99,752,338	91,804,607

There were no purchases or sales of U.S. Government securities, excluding short-term securities, in Aptus Collared Investment Opportunity ETF, Aptus Deferred Income ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, Aptus Large Cap Upside ETF, and Opus Small Cap Value ETF during the current fiscal period. Included in the amounts for Aptus Enhanced Yield ETF there were $44,429,688 of sales of long-term U.S. Government securities during the current fiscal period.

62

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
During the current fiscal period, in-kind transactions associated with creations and redemptions, excluding options, were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Investment Opportunity ETF	$442,176,551	$230,343,679
Aptus Deferred Income ETF	—	—
Aptus Defined Risk ETF	312,302,673	68,211,088
Aptus Drawdown Managed Equity ETF	43,678,944	48,315,848
Aptus Enhanced Yield ETF	—	—
Aptus International Enhanced Yield ETF	462,475,031	371,654,482
Aptus Large Cap Enhanced Yield ETF	310,272,382	253,834,192
Aptus Large Cap Upside ETF	66,235,883	22,043,878
Opus Small Cap Value ETF	172,923,641	130,330,252

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:
Aptus Defined Risk ETF

	Value as of April 30, 2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of April 30, 2026	Shares as of April 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Invesco BulletShares 2030 Corporate Bond ETF	$126,560,646	$35,478,159	$(7,716,811)	$323,846	$118,371	$154,764,211	9,250,700	$6,669,243	$ —
Invesco BulletShares 2031 Corporate Bond ETF	126,714,642	57,236,979	(8,721,874)	459,212	564,212	176,253,171	10,694,974	7,640,061	—
Invesco BulletShares 2032 Corporate Bond ETF	107,820,948	80,266,674	(8,873,609)	329,603	1,501,750	181,045,366	8,788,610	7,984,857	—
Invesco BulletShares 2033 Corporate Bond ETF	81,927,399	72,987,181	(7,286,982)	196,277	1,322,774	149,146,649	7,051,851	6,645,488	—
Invesco BulletShares 2034 Corporate Bond ETF	—	73,561,546	(1,190,410)	1,079	(364,828)	72,007,387	3,475,260	836,611	—
iShares iBonds Dec 2030 Term Corporate ETF*	109,062,186	30,482,487	(6,628,251)	276,292	(41,601)	133,151,113	6,082,737	5,643,937	—
iShares iBonds Dec 2031 Term Corporate ETF	127,403,196	35,694,524	(7,764,259)	424,916	183,409	155,941,786	7,443,522	6,893,130	—
iShares iBonds Dec 2032 Term Corporate ETF	102,371,837	65,714,595	(7,333,342)	343,408	404,835	161,501,333	6,385,976	6,164,792	—
	$781,860,854**	$451,422,145	$(55,515,538)	$2,354,633	$3,688,922	$1,183,811,016**	59,173,630	$48,478,119	$—

*	As of April 30, 2026, no longer considered to be an affiliate of the Fund.
**	Value of affiliates as of April 30, 2025 and April 30, 2026 was $781,860,854 and $1,050,659,903, respectively.

63

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2026 were as follows:

	Aptus Collared Investment Opportunity ETF	Aptus Deferred Income ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF
Tax cost of investments	$1,658,934,553	$117,763,416	$1,436,541,177	$191,316,433	$229,399,818
Gross tax unrealized appreciation	730,653,866	9,029,743	23,995,253	81,023,424	3,685,821
Gross tax unrealized depreciation	(69,652,791)	(7,505,408)	(15,098,937)	(6,463,501)	(427,700)
Net tax unrealized appreciation (depreciation)	661,001,075	1,524,335	8,896,316	74,559,923	3,258,121
Undistributed ordinary income	67,372	—	4,399,072	—	—
Undistributed long-term capital gains	—	—	—	—	—
Other accumulated gain (loss)	(301,966,331)	(1,026,444)	(53,489,371)	(113,436,440)	(38,766,004)
Distributable earnings (accumulated deficit)	$359,102,116	$497,891	$(40,193,983)	$(38,876,517)	$(35,507,883)

	Aptus International Enhanced Yield ETF	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
Tax cost of investments	$424,799,640	$337,708,673	$96,070,352	$595,496,901
Gross tax unrealized appreciation	43,833,026	18,288,099	13,701,445	112,676,387
Gross tax unrealized depreciation	(508,065)	(48,867)	(6,198,424)	(25,814,438)
Net tax unrealized appreciation (depreciation)	43,324,961	18,239,232	7,503,021	86,861,949
Undistributed ordinary income	—	—	21,108	487,849
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(31,346,335)	(6,463,680)	(1,489,948)	(43,412,518)
Distributable earnings (accumulated deficit)	$11,978,626	$11,775,552	$6,034,181	$43,937,280

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and the mark-to-market on open Section 1256 options contracts. Unrealized appreciation (depreciation) on written equity options is included in gross tax unrealized appreciation (depreciation) on investments for Aptus Collared Investment Opportunity ETF and Aptus Defined Risk ETF.
There was no difference between the cost basis for financial statement and federal income tax purposes for Aptus Enhanced Yield ETF. Unrealized appreciation (depreciation) on swap contracts is included in gross tax unrealized appreciation (depreciation) on investments for Aptus Large Cap Upside ETF.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. At April 30, 2026, the Funds did not elect to defer any post-October capital losses, and only Aptus Deferred Income ETF elected to defer late-year ordinary losses of $214,424.

64

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
As of April 30, 2026, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Aptus Collared Investment Opportunity ETF	$22,035,085	$172,506,803
Aptus Deferred Income ETF	783,444	—
Aptus Defined Risk ETF	28,578,688	24,910,683
Aptus Drawdown Managed Equity ETF	75,653,587	35,502,136
Aptus Enhanced Yield ETF	38,751,392	14,612
Aptus International Enhanced Yield ETF	17,007,968	14,338,367
Aptus Large Cap Enhanced Yield ETF	894,554	5,569,126
Aptus Large Cap Upside ETF	1,115,789	374,159
Opus Small Cap Value ETF	21,948,942	21,463,576

During the fiscal year/period ended April 30, 2026, the Funds utilized the following short-term or long-term capital loss carryforwards. Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the fiscal year ended April 30, 2020 will be subject to limitations because of an ownership change.

	Short-Term	Long-Term
Aptus Collared Investment Opportunity ETF	$—	$—
Aptus Deferred Income ETF	—	—
Aptus Defined Risk ETF	31,481,987	18,072,426
Aptus Drawdown Managed Equity ETF	—	—
Aptus Enhanced Yield ETF	580,280	21,336
Aptus International Enhanced Yield ETF	12,263,266	7,066,604
Aptus Large Cap Enhanced Yield ETF	1,079,685	—
Aptus Large Cap Upside ETF	—	—
Opus Small Cap Value ETF	—	—

The tax character of distributions paid by the Funds during the year/period ended April 30, 2026, and year/period ended April 30, 2025, was as follows:

	Year/Period(1) Ended April 30, 2026			Year/Period(2) Ended April 30, 2025
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Aptus Collared Investment Opportunity ETF	$8,767,762	$ —	$—	$6,346,496	$—	$—
Aptus Deferred Income ETF	—	—	—	N/A	N/A	N/A
Aptus Defined Risk ETF	51,526,153	—	—	31,309,685	—	—
Aptus Drawdown Managed Equity ETF	984,666	—	—	971,140	—	—
Aptus Enhanced Yield ETF	10,880,156	—	9,138,411	24,637,253	—	—
Aptus International Enhanced Yield ETF	12,935,798	—	8,630,064	11,670,825	—
Aptus Large Cap Enhanced Yield ETF	3,205,420	—	2,872,453	5,174,799	—	—
Aptus Large Cap Upside ET	682,735	—	—	89,980	—	—
Opus Small Cap Value ETF	7,477,266	—	—	5,070,500	—	—

(1)	Information for the Aptus Deferred Income ETF is for the period from May 13, 2025 to April 30, 2026.
(2)	Information for the Aptus Large Cap Upside Yield ETF is for the period from November 20, 2024 to April 30, 2025.

65

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.
The Funds may purchase put options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, purchase call options on the Cboe Volatility Index®, or utilize a combination of purchased and written (sold) put options (known as a “spread”) to limit the Funds’ exposure to equity market declines. The Funds may write (sell) call options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, or utilize a combination of purchased and written (sold) call options (spread) to generate premium from such options.
Aptus Collared Investment Opportunity ETF’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same underlying equity securities, a U.S. equity ETF, or the U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options. Additionally, the Fund may purchase put options or utilize a combination of purchased and written (sold) put options (known as a “spread”) on one or more equity securities, a U.S. equity ETF, or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities.
Aptus Deferred Income ETF gains and manages duration exposure through investment in option combinations, employing either standard exchange-listed options or FLEX Options, on Treasury and/or fixed-income ETFs. The Fund will purchase at-the-market call options and sell at-the-market put options on the same Treasury and/or fixed-income ETF issuer to achieve notional long exposure to the particular Treasury and/or fixed-income ETF issuer, and thus achieve a synthetic exposure to Treasuries. The Fund gains exposure to the spread component of a traditional bond allocation by selling (writing) put options with a notional value expected to align with the return profile of bond spreads over time. To implement this put writing strategy, rather than directly selling put options, the Fund expects to enter into total return swaps, which have the potential of deferring the return generated by this trading strategy.
The Fund will also hold box spreads to provide a return on cash used as collateral for the options and total return swaps. An options contract provides a buyer the option to buy (call option) or sell (put option) an asset at a strike price on a future date. A box spread involves creating a synthetic long position in the asset by buying a call option and selling a put option with the same strike price and expiration date, paired with a synthetic short position in the same asset by selling a call option and buying a put option with the same strike price and expiration date, but with a different strike price than the synthetic long position in the asset. The difference in the strike prices between the synthetic long and synthetic short positions in the asset defines the box spread’s return.
Aptus Defined Risk ETF’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or depositary receipts (the “Underlying Individual Equities”), on one or more equity indexes, on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”), or on one or more other U.S. fixed-income ETFs that provide exposure to either high yield or investment grade bonds (the “Underlying Bond ETFs”) (each, a “reference asset”). The Fund may utilize a combination of purchased and written (sold) call options (known as a “spread). Additionally, Underlying Equity ETFs, Underlying Bond ETFs, or equity indexes may be selected in lieu of or in addition to Underlying Individual Equities to adjust the balance of the Fund’s exposure across industries or to maintain the Fund’s equity exposure when the Adviser believes they present a better risk profile than Underlying Individual Equities. The Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.

66

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Aptus Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Puts”). In addition to purchasing Equity Puts, the Adviser may write (sell) Equity Puts. The Adviser also may purchase or write (sell) exchange-listed call options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Calls”). In addition to or in lieu of such Equity Puts or Equity Calls, the Adviser may utilize a combination of purchased and written (sold) put or call options (known as a “spread”) on individual equity securities, one or more equity indexes or ETFs, or the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call options at the time of investment.
When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for option contracts. Broker interest received and paid by the Funds, if any, is included as interest income and expense, respectively, in the Statements of Operations. As collateral for its written options, Aptus Collared Investment Opportunity ETF and Aptus Drawdown Managed Equity ETF maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as cash collateral for written options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.

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APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Aptus Deferred Income ETF, Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Aptus Large Cap Upside ETF may enter into total return swaps for investment purposes. Generally, total return swaps are contracts between each Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, each Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.
The Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Investment Opportunity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	$22,899,500
Aptus Deferred Income ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	111,499,473
Aptus Deferred Income ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	2,264,459
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	58,597,500
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	1,803,250
Aptus Enhanced Yield ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	3,074,599
Aptus International Enhanced Yield ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	4,514,220
Aptus Large Cap Enhanced Yield ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	4,075,871
Aptus Large Cap Upside ETF	Equity Contracts - Total Return Swaps	Receivable for swap contracts	3,196,330

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APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Investment Opportunity ETF	Equity Contracts - Written Options	Written options, at value	$(66,916,283)
Aptus Deferred Income ETF	Equity Contracts - Written Options	Written options, at value	(2,113,409)
Aptus Defined Risk ETF	Equity Contracts - Written Options	Written options, at value	(9,579,500)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written options, at value	(1,162,500)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Aptus Collared Investment Opportunity ETF	Equity Contracts - Purchased Options	$(258,626,324)*	$(19,331,259)**
Aptus Collared Investment Opportunity ETF	Equity Contracts - Written Options	106,411,164	(7,224,035)
Aptus Deferred Income ETF	Equity Contracts - Purchased Options	1,559,363*	(196,876)**
Aptus Deferred Income ETF	Equity Contracts - Written Options	865,632	(478,731)
Aptus Deferred Income ETF	Equity Contracts - Total Return Swaps	(34,191)	2,264,459
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	(18,250,264)*	(7,883,700)**
Aptus Defined Risk ETF	Equity Contracts - Written Options	61,483,042	6,427,373
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	(20,258,616)*	(1,029,985)**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	11,140,641	763,719
Aptus Enhanced Yield ETF	Equity Contracts - Total Return Swaps	5,567,645	3,074,599
Aptus International Enhanced Yield ETF	Equity Contracts - Total Return Swaps	7,920,834	4,514,220
Aptus Large Cap Enhanced Yield ETF	Equity Contracts - Total Return Swaps	5,901,353	4,075,871
Aptus Large Cap Upside ETF	Equity Contracts - Total Return Swaps	1,588,316***	5,910,505

*	Included in Net realized gain (loss) from Investments in unaffiliated securities as reported in the Statements of Operations.
**	Included in Net change in unrealized appreciation (depreciation) on Investments in unaffiliated securities as reported in the Statements of Operations.
***	Included in Net realized gain (loss) from In-kind ($1,587,736) and Swap ($580) as reported in the Statements of Operations.
The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Investment Opportunity ETF	$23,620,642
Aptus Deferred Income ETF	78,327,805
Aptus Defined Risk ETF.	70,511,194
Aptus Drawdown Managed Equity ETF	2,320,438

Written Options
Aptus Collared Investment Opportunity ETF	$(31,811,863)
Aptus Deferred Income ETF	(769,906)
Aptus Defined Risk ETF	(13,650,306)
Aptus Drawdown Managed Equity ETF	(1,128,896)

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APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

Total Return Swaps	Average Notional Value
Aptus Deferred Income ETF	$40,081,016
Aptus Enhanced Yield ETF	240,733,183
Aptus International Enhanced Yield ETF	385,998,786
Aptus Large Cap Enhanced Yield ETF	273,585,688
Aptus Large Cap Upside ETF	90,096,420

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.
During the ordinary course of business, Aptus Deferred Income ETF, Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Aptus Large Cap Upside ETF may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

Liabilities Description/Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Aptus Deferred Income ETF
Total Return Swaps - Goldman Sachs	$2,264,459	$ —	$2,264,459	$2,264,459	$ —	$ —
Aptus Enhanced Yield ETF
Total Return Swaps - Goldman Sachs	$3,074,599	$—	$3,074,599	$3,074,599	$—	$—
Aptus International Enhanced Yield ETF
Total Return Swaps - Goldman Sachs	$4,514,220	$—	$4,514,220	$4,514,220	$—	$—
Aptus Large Cap Enhanced Yield ETF
Total Return Swaps - Goldman Sachs	$4,075,871	$—	$4,075,871	$4,075,871	$—	$—
Aptus Large Cap Upside ETF
Total Return Swaps - Goldman Sachs	$3,196,330	$—	$3,196,330	$3,196,330	$—	$—

NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, with the exception of Aptus Large Cap Enhanced Yield ETF which is $500, each payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets.
NOTE 9 – RISKS
Concentration Risk. To the extent that the Funds invest more heavily in particular industries or sectors of the economy, their performance will be especially sensitive to developments that significantly affect those industries or sectors.
Other Investment Companies Risk. The risks of Aptus Defined Risk ETF and Aptus International Enhanced Yield ETF investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objectives.

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APTUS ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Aptus ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options (as applicable), and total return swap contracts (as applicable), of Aptus ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of April 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023 and 2022
Aptus International Enhanced Yield ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023 and for the period from July 22, 2021 (commencement of operations) to April 30, 2022
Aptus Enhanced Yield ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024 and for the period from October 31, 2022 (commencement of operations) to April 30, 2023
Aptus Large Cap Enhanced Yield ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025 and for the period from June 13, 2023 (commencement of operations) to April 30, 2024
Aptus Large Cap Upside ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from November 20, 2024 (commencement of operations) to April 30, 2025
Aptus Deferred Income ETF	For the period from May 13, 2025 (commencement of operations) to April 30, 2026

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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APTUS ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Aptus Capital Advisors, LLC since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 29, 2026

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APTUS ETFs
TAX INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal year/period ended April 30, 2026, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Investment Opportunity ETF	100.00%
Aptus Deferred Income ETF	0.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	52.97%
Aptus Large Cap Enhanced Yield ETF	88.19%
Aptus Large Cap Upside ETF	100.00%
Opus Small Cap Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year/period ended April 30, 2026 was as follows:

Aptus Collared Investment Opportunity ETF	100.00%
Aptus Deferred Income ETF	0.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	0.00%
Aptus Large Cap Enhanced Yield ETF	66.91%
Aptus Large Cap Upside ETF	100.00%
Opus Small Cap Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Investment Opportunity ETF	0.00%
Aptus Deferred Income ETF	0.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	0.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	0.00%
Aptus Large Cap Enhanced Yield ETF	0.00%
Aptus Large Cap Upside ETF	0.00%
Opus Small Cap Value ETF	0.00%

74

APTUS ETFs
TAX INFORMATION (Unaudited)(Continued)
FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended April 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Aptus International Enhanced Yield ETF	$651,440	$0.04898045	79.65%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

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APTUS ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

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APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Aptus Collared Investment Opportunity ETF (ACIO)
Aptus Defined Risk ETF (DRSK)
Aptus Drawdown Managed Equity ETF (ADME)
Opus Small Cap Value ETF (OSCV)
Aptus International Enhanced Yield ETF (IDUB)
Aptus Enhanced Yield ETF (JUCY)
Aptus Large Cap Enhanced Yield ETF (DUBS)
Aptus Large Cap Upside ETF (UPSD)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of Aptus Collared Investment Opportunity ETF (“ACIO”), Aptus Defined Risk ETF (“DRSK”), Aptus Drawdown Managed Equity ETF (“ADME”), Opus Small Cap Value ETF (“OSCV”), Aptus International Enhanced Yield ETF (“IDUB”), Aptus Enhanced Yield ETF (“JUCY”), Aptus Large Cap Enhanced Yield ETF (“DUBS”), and Aptus Large Cap Upside ETF (“UPSD”) (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately eight days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, as well as the Adviser’s role as investment adviser to other series of the Trust. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds as well as its experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions

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APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended September 30, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in each Fund’s Morningstar category (as noted below) (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or thematic investment strategies as the relevant Fund.
ACIO: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for the one-, three-, five-year, and since inception periods ended September 30, 2025. The S&P 500® Index provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, invests in U.S.-listed equity securities of any market capitalization while also buying put options or an options collar on the same equities, a U.S. equity ETF, or a U.S. equity index. The Board then noted that, for the three- and five-year periods ended September 30, 2025, the Fund outperformed the median returns of both its Peer Group and Category Peer Group (the Morningstar US Fund Equity Hedged Category). The Board also noted that for the one-year period ended September 30, 2025, the Fund slightly underperformed the median returns of both its Peer Group and Category Peer Group. The Board then noted that the Fund outperformed all of the funds in its Selected Peer Group over the three- and five-year periods and performed within the range of funds over the one-year period ended September 30, 2025. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar investment objectives, most of which are actively managed. The Board further noted that although all of the funds in the Selected Peer Group engage in call option writing to produce income, none of these peer funds sell call options on individual securities and/or purchase put options in the same manner as the Fund.
DRSK: The Board noted that the Fund outperformed its broad-based benchmark, the Bloomberg US Aggregate Bond Index, for each of the one-, three-, five-year, and since inception periods ended September 30, 2025. The Bloomberg US Aggregate Bond Index provides an indication of the performance of the broader U.S. investment grade bond market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, uses a hybrid fixed income and equity strategy in which the Fund invests 75% to 95% of its assets to obtain exposure to investment grade corporate bonds and invests the remainder of its assets to obtain exposure to U.S. stocks, while limiting downside risk through an options strategy. The Board then noted that, for each of the one-, three-, and five-year periods ended September 30, 2025, the Fund outperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Intermediate Core-Plus Bond Category). The Board took into consideration that the Fund, unlike the funds in its Peer Group and Category Peer Group, employs an actively managed strategy that seeks equity exposure through a call options strategy. The Board also noted that the Fund performed within the range of funds included in its Selected Peer Group over the same one-, three-, and five-year periods. The Board considered that the funds included in the Selected Peer Group were nearly all passively managed and noted that, although many of the funds in the Selected Peer Group had similar fixed income strategies, none of the peer funds employed a similar equity strategy or options strategy.
ADME: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-, three-, five-year, and since inception periods ended September 30, 2025. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, invests in a portfolio of U.S.-listed equity securities

78

APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
while limiting downside risk by purchasing exchange-listed put options on one or more such equity securities or broad-based U.S. equity indexes or funds. The Board then noted that, for the one-, three-, and five-year periods ended September 30, 2025, the Fund outperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Equity Hedged Category). The Board took into consideration that although the Peer Group and Category Peer Group include actively managed, long-short ETFs, the Fund does not employ a typical long-short strategy where the Fund takes long positions in undervalued stocks while selling short overpriced stocks. Instead, the Fund invests at least 80% of its net assets in equities but, in seeking to mitigate downside risk, the Fund may purchase or write call or put options on equities and/or utilize option spread strategies involving equity securities, equity indices or ETFs, or the VIX® Index. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group over the one-, three-, and five-year periods. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar investment objectives, nearly all of which are actively managed funds that seek to limit downside risk, but none of which select underlying holdings and implement hedges in the same way as the Fund.
OSCV: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-, three-, five-year, and since inception periods ended September 30, 2025, and the Fund underperformed its strategy benchmark, the S&P SmallCap 600® Value Index, over the one-, three-, and five-year periods but slightly outperformed its strategy benchmark over the since inception period. The S&P 500® Index provides an indication of the performance of the large-cap U.S. equity market, and the S&P SmallCap 600® Value Index measures the performance of small-capitalization companies classified as value stocks based on three factors: the ratios of book value, earnings, and sales to price. In comparing the Fund’s performance to that of the benchmarks, the Board noted that the Fund invests primarily in small-cap U.S. equity securities, but, unlike its strategy benchmark, the Fund selects stocks across a variety of sectors and industries by combining a factor-based analysis and rigorous fundamental research to identify high-quality, growing companies that the Adviser believes are undervalued. The Board then noted that, for the one- and three-year periods ended September 30, 2025, the Fund underperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Small Blend Category). The Board also noted that, for the five-year period, the Fund outperformed the median return of its Peer Group and slightly underperformed the median return of its Category Peer Group. The Board took into consideration that the Peer Group is comprised mostly of small-cap ETFs that focus on either growth or a blend of growth and value investing; whereas, the Fund focuses on small-cap value investing. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group over the one-, three-, and five-year periods. The Board considered, however, that the Selected Peer Group was primarily comprised of large AUM, small-cap focused, passively managed ETFs, such as the iShares Russell 2000 ETF and the Vanguard Russell 2000 Value ETF, that generally do not employ the same type of fundamental analysis as the Fund when selecting investments.
IDUB: The Board noted that the Fund underperformed its broad-based benchmark, the MSCI ACWI ex USA Index, for each of the one-, three-year, and since inception periods ended September 30, 2025. The MSCI ACWI ex USA Index provides an indication of the performance of large- and mid-cap equity securities across developed and emerging markets outside the United States. In comparing the Fund’s performance to that of the benchmark, the Board noted that although the Fund is a fund of funds that invests primarily in non-U.S. securities, the Fund, unlike its benchmark, employs an options strategy to limit downside risk, create additional equity exposure, and/or generate premiums from writing call options. The Board then noted that, for the one- and three-year periods ended September 30, 2025, the Fund underperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Derivative Income Category). The Board took into consideration that the Peer Group and Category Peer Group do not include many actively managed fund of funds that employ a total returns swaps strategy. The Board then noted that the Fund generally performed within the range of funds in its Selected Peer Group over the one-year period but had the worst performance among its Selected Peer ETFs over the three-year period. The Board considered, however, that although many of the funds included in the Selected Peer Group were international ETFs that emphasized income or dividend generation in their principal investment strategies, these Selected Peer ETFs did not seek to minimize downside risk through the use of total return swaps.
JUCY: The Board noted that the Fund underperformed both its broad-based benchmark, the Bloomberg US Aggregate Bond Index, and its strategy benchmark, the ICE U.S. Treasury 1-3 Year Bond Index, for the since inception period ended September 30, 2025. The Board also noted that the Fund slightly underperformed its strategy benchmark but outperformed its broad-based benchmark over the one-year period. The Bloomberg US Aggregate Bond Index

79

APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
provides an indication of the performance of the broader U.S. investment grade bond market; whereas, the ICE U.S. Treasury 1-3 Year Bond Index is designed to measure the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity that is greater than one year but less than or equal to three years. In comparing the Fund’s performance to that of the benchmarks, the Board noted that although the Fund invests a significant portion of its assets in U.S. government debt securities, the Fund, unlike its benchmarks, also invests in Flexible Exchange Options and total return swaps. The Board then noted that, for the one-year period ended September 30, 2025, the Fund underperformed the median return of its Peer Group but outperformed the median return of its Category Peer Group (the Morningstar US Fund Intermediate Core Bond Category). The Board took into consideration that the Peer Group is comprised of a mix of ETFs across various fund categories, including bank loans, high yield bonds, multisector bonds, hedged equity, nontraditional bonds, securitized bonds, and derivatives strategies. The Board also considered that the Category Peer Group is comprised of intermediate bond ETFs that do not use derivative instruments in their principal investment strategies. The Board then noted that the Fund performed within the range of funds in its Selected Peer Group over the one-year period. The Board considered that although many of the funds included in its Selected Peer Group seek to provide current income, only a few of these peer funds were set up with a similar structure to the Fund. In addition, the Board took into consideration that the Fund commenced operations on October 31, 2022, and thus had been operating for less than three years as of the date of the Board Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.
DUBS: The Board noted that the Fund slightly outperformed its broad-based benchmark, the S&P 500® Index, for the one-year period ended September 30, 2025, but underperformed the same benchmark over the since inception period. The S&P 500® Index provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that although the Fund has exposure to U.S. large cap companies, the Fund, unlike its benchmark, invests in total return swaps that implement a systematic trading strategy. The Board then noted that, for the one-year period ended September 30, 2025, the Fund outperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Large Blend Category). The Board took into consideration that the Peer Group does not include many fund of funds that employ a total return swap strategy and the Category Peer Group does not include funds that employ derivative instruments as part of their principal investment strategies. The Board then noted that the Fund outperformed all of the funds in its Selected Peer Group over the one-year period. The Board considered that although many of the funds included in its Selected Peer Group seek to provide current income and some of those Selected Peer ETFs employ an options strategy to generate additional income, none of these Selected Peer ETFs employ a total return swaps strategy similar to that of the Fund. In addition, the Board took into consideration that the Fund commenced operations on June 13, 2023, and thus had been operating for less than three years as of the date of the Board Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.
UPSD: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, over the since inception period ended September 30, 2025. The S&P 500® Index provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that although the Fund has exposure to U.S. large cap companies, the Fund, unlike its benchmark, includes strategically placed trend signals to add to returns through the use of a swap on an index. The Board then observed that although the Fund did not have performance data for the one-year period ended September 30, 2025, the Board Materials include additional comparative performance information regarding the Fund’s Peer Group and Category Peer Group (i.e., funds in the Morningstar U.S. Fund Large Blend Category) for the one-, three-, five-, and ten-year periods ended September 30, 2025. In reviewing the peer funds’ performance, the Board noted that although the Peer Group is comprised of similar hedged equity products, none of the peer funds utilize swaps in the same manner as the Fund. The Board also considered the performance of ETFs in the Fund’s Selected Peer Group, which included a mix of leveraged (2x or 3x) products. In addition, the Board took into consideration that the Fund commenced operations on November 20, 2024, and thus had been operating for less than two years as of the date of the Board Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (AFFE), extraordinary expenses, and, to the extent it is implemented, fees pursuant to

80

APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.
The Board then compared each Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
ACIO: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio of the funds in its Peer Group and significantly lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
DRSK: The Board noted that the Fund’s net expense ratio was higher than the net expense ratio of each fund in its Peer Group but lower than the median net expense ratio of the funds in its Category Peer Group. As noted with respect to the Fund’s performance, the Board considered the Fund’s equity exposure through its options overlay when comparing the Fund’s expense ratio to peer funds that focus solely on bond investments. In addition, the Board noted that the Fund’s net expense ratio was significantly higher than the net expense ratio of all funds in its Selected Peer Group. Once again, the Board took into consideration that there was only one actively managed ETF in its Selected Peer Group, and none of these Selected Peer ETFs, many of which focus primarily on corporate bonds, seek out equity exposure, or seek to limit downside risk, through an options overlay strategy.
ADME: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio of the funds in its Peer Group and lower than the median net expense ratio of the funds in its Category Peer Group. As noted with respect to the Fund’s performance, the Board considered that the Fund, unlike most of its hedged equity peer funds, seeks to mitigate downside risk by purchasing or writing call or put options on equities and/or utilizing option spread strategies involving equity securities, equity indices or ETFs, or the VIX® Index. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
OSCV: The Board noted that the Fund’s net expense ratio was equal to the median net expense ratio of the funds in its Peer Group but lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range, but on the higher end, of net expense ratios of funds in its Selected Peer Group. However, the Board took into consideration that there are very few actively managed ETFs included among the Fund’s Selected Peer ETFs, and even fewer such ETFs available for comparison that employ a similar fundamental analysis when selecting small-cap value stocks.
IDUB: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
JUCY: The Board noted that the Fund’s net expense ratio was equal to the median net expense ratio of the funds in its Peer Group and slightly above the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
DUBS: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
UPSD: The Board noted that the Fund’s net expense ratio was slightly higher than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of the net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

81

APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

82

APTUS APRIL BUFFER ETF (APRB)
APTUS JANUARY BUFFER ETF (JANB)
APTUS JULY BUFFER ETF (JULB)
APTUS OCTOBER BUFFER ETF (OCTB)
APTUS LADDERED BUFFER ETF (ABUF)
Annual Financial Statements and Additional Information
April 30, 2026

APTUS APRIL BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.5%(a)(b)(c)
Call Options - 105.5%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $6.32(d)	$23,787,646	331	$23,381,280
Put Options - 3.0%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $631.97(d)	23,787,646	331	669,123
TOTAL PURCHASED OPTIONS (Cost $22,051,708)			24,050,403
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.59%(e)		32,759	32,759
TOTAL MONEY MARKET FUNDS (Cost $32,759)			32,759
TOTAL INVESTMENTS - 108.6% (Cost $22,084,467)			$24,083,162
Liabilities in Excess of Other Assets - (8.6)%			(1,908,847)
TOTAL NET ASSETS - 100.0%			$22,174,315

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

APTUS APRIL BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.6)%(a)(b)
Call Options - (7.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $736.81	$(23,787,646)	(331)	$(1,606,618)
Put Options - (1.4)%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: $537.17	(23,787,646)	(331)	(310,617)
TOTAL WRITTEN OPTIONS (Premiums received $1,198,506)			$(1,917,235)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

APTUS JANUARY BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.4%(a)(b)(c)
Call Options - 99.8%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $6.87(d)	$59,361,316	826	$58,366,366
Put Options - 3.6%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $687.01(d)	59,361,316	826	2,115,633
TOTAL PURCHASED OPTIONS (Cost $58,785,488)			60,481,999
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.59%(e)		82,767	82,767
TOTAL MONEY MARKET FUNDS (Cost $82,767)			82,767
TOTAL INVESTMENTS - 103.5% (Cost $58,868,255)			$60,564,766
Liabilities in Excess of Other Assets - (3.5)%			(2,063,502)
TOTAL NET ASSETS - 100.0%			$58,501,264

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

APTUS JANUARY BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%(a)(b)
Call Options - (2.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $783.53	$(59,361,316)	(826)	$(1,243,089)
Put Options - (1.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2026; Exercise Price: $583.96	(59,361,316)	(826)	(828,701)
TOTAL WRITTEN OPTIONS (Premiums received $2,293,607)			$(2,071,790)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

APTUS JULY BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.6%(a)(b)(c)
Call Options - 100.9%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $6.63(d)	$36,651,660	510	$36,223,306
Put Options - 0.7%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $663.04(d)	36,651,660	510	246,402
TOTAL PURCHASED OPTIONS (Cost $35,180,978)			36,469,708
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.59%(e)		47,990	47,990
TOTAL MONEY MARKET FUNDS (Cost $47,990)			47,990
TOTAL INVESTMENTS - 101.7% (Cost $35,228,968)			$36,517,698
Liabilities in Excess of Other Assets - (1.7)%			(617,757)
TOTAL NET ASSETS - 100.0%			$35,899,941

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

APTUS JULY BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%(a)(b)
Call Options - (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $732.20	$(36,651,660)	(510)	$(569,262)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $563.58	(36,651,660)	(510)	(52,596)
TOTAL WRITTEN OPTIONS (Premiums received $1,017,329)			$(621,858)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

APTUS OCTOBER BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.6%(a)(b)(c)
Call Options - 100.7%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $6.63(d)	$41,394,816	576	$40,820,786
Put Options - 1.9%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $663.04(d)	41,394,816	576	780,658
TOTAL PURCHASED OPTIONS (Cost $40,105,181)			41,601,444
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.59%(e)		86,341	86,341
TOTAL MONEY MARKET FUNDS (Cost $86,341)			86,341
TOTAL INVESTMENTS - 102.8% (Cost $40,191,522)			$41,687,785
Liabilities in Excess of Other Assets - (2.8)%			(1,138,596)
TOTAL NET ASSETS - 100.0%			$40,549,189

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

APTUS OCTOBER BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%(a)(b)
Call Options - (2.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $754.21	$(41,394,816)	(576)	$(891,936)
Put Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $563.58	(41,394,816)	(576)	(262,616)
TOTAL WRITTEN OPTIONS (Premiums received $1,498,888)			$(1,154,552)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

APTUS LADDERED BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
Aptus April Buffer ETF(a)(b)	4,951	$130,608
Aptus January Buffer ETF(a)(b)(c)	4,977	132,421
Aptus July Buffer ETF(a)(b)	4,955	131,828
Aptus October Buffer ETF(a)(b)(c)	4,983	132,125
TOTAL EXCHANGE TRADED FUNDS (Cost $499,116)		526,982
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.59%(d)	909	909
TOTAL MONEY MARKET FUNDS (Cost $909)		909
TOTAL INVESTMENTS - 100.0% (Cost $500,025)		$527,891
Liabilities in Excess of Other Assets - (0.0)%(e)		(18)
TOTAL NET ASSETS - 100.0%		$527,873

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

APTUS BUFFER ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026

	Aptus April Buffer ETF	Aptus January Buffer ETF	Aptus July Buffer ETF	Aptus October Buffer ETF	Aptus Laddered Buffer ETF
ASSETS:
Investments in unaffiliated securities, at value	$24,083,162	$60,564,766	$36,517,698	$41,687,785	$909
Investments in affiliated securities, at value	—	—	—	—	526,982
Deposit at broker for option contracts	12,689	19,620	11,146	23,767	—
Dividends receivable	102	332	144	258	3
Interest receivable	27	59	—	57	—
Total assets	24,095,980	60,584,777	36,528,988	41,711,867	527,894
LIABILITIES:
Written options, at value	1,917,235	2,071,790	621,858	1,154,552	—
Payable to Adviser	4,430	11,723	7,189	8,126	21
Total liabilities	1,921,665	2,083,513	629,047	1,162,678	21
NET ASSETS	$22,174,315	$58,501,264	$35,899,941	$40,549,189	$527,873
Net Assets Consists of:
Paid-in capital	$21,776,636	$56,615,590	$34,235,667	$38,734,628	$500,000
Total distributable earnings/(accumulated losses)	397,679	1,885,674	1,664,274	1,814,561	27,873
Total net assets	$22,174,315	$58,501,264	$35,899,941	$40,549,189	$527,873
Net assets	$ 22,174,315	$ 58,501,264	$ 35,899,941	$ 40,549,189	$ 527,873
Shares issued and outstanding(a)	840,000	2,200,000	1,350,000	1,530,000	20,000
Net asset value per share	$26.40	$26.59	$26.59	$26.50	$26.39
Cost:
Investments in unaffiliated securities, at cost	$22,084,467	$58,868,255	$35,228,968	$40,191,522	$909
Investments in affiliated securities, at cost	$—	$—	$—	$—	$499,116
Proceeds:
Written options premium received	$1,198,506	$2,293,607	$1,017,329	$1,498,888	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

10

APTUS BUFFER ETFs
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026

	Aptus April Buffer ETF(a)	Aptus January Buffer ETF(a)	Aptus July Buffer ETF(a)	Aptus October Buffer ETF(a)	Aptus Laddered Buffer ETF(b)
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$3,445	$2,219	$7,767	$6,125	$3
Interest income	596	340	—	—	—
Total investment income	4,041	2,559	7,767	6,125	3
EXPENSES:
Investment advisory fee	19,675	41,458	28,241	34,046	21
Interest expense	57	1,237	176	19,830	—
Total expenses	19,732	42,695	28,417	53,876	21
Net investment income (loss)	(15,691)	(40,136)	(20,650)	(47,751)	(18)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(872,291)	(16,228)	—	—	—
Investments in affiliated securities	—	—	—	—	25
In-kind redemptions in unaffiliated securities	(2,795)	40,286	—	—	—
In-kind redemptions in written options	469,299	167,759	—	—	—
Written options expired or closed	4,004	23,710	—	—	—
Net realized gain (loss)	(401,783)	215,527	—	—	25
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,998,695	1,696,511	1,288,730	1,496,263	—
Investments in affiliated securities	—	—	—	—	27,866
Written options	(718,729)	221,817	395,471	344,336	—
Net change in unrealized appreciation (depreciation)	1,279,966	1,918,328	1,684,201	1,840,599	27,866
Net realized and unrealized gain (loss)	878,183	2,133,855	1,684,201	1,840,599	27,891
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$862,492	$2,093,719	$1,663,551	$1,792,848	$27,873

(a)	Inception date of the Fund was October 13, 2025.
(b)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

11

APTUS BUFFER ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Aptus April Buffer ETF	Aptus January Buffer ETF	Aptus July Buffer ETF	Aptus October Buffer ETF
	Period Ended April 30, 2026(a)	Period Ended April 30, 2026(a)	Period Ended April 30, 2026(a)	Period Ended April 30, 2026(a)
OPERATIONS:
Net investment income (loss)	$(15,691)	$(40,136)	$(20,650)	$(47,751)
Net realized gain (loss)	(401,783)	215,527	—	—
Net change in unrealized appreciation (depreciation)	1,279,966	1,918,328	1,684,201	1,840,599
Net increase (decrease) in net assets from operations	862,492	2,093,719	1,663,551	1,792,848
CAPITAL TRANSACTIONS:
Shares sold	21,560,467	56,926,244	34,236,390	38,756,341
Shares redeemed	(248,644)	(519,412)	—	—
ETF transaction fees (See Note 8)	—	713	—	—
Net increase (decrease) in net assets from capital transactions	21,311,823	56,407,545	34,236,390	38,756,341
Net increase (decrease) in net assets	22,174,315	58,501,264	35,899,941	40,549,189
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 22,174,315	$ 58,501,264	$ 35,899,941	$ 40,549,189
SHARES TRANSACTIONS
Shares sold	850,000	2,220,000	1,350,000	1,530,000
Shares redeemed	(10,000)	(20,000)	—	—
Total increase (decrease) in shares outstanding	840,000	2,200,000	1,350,000	1,530,000

(a)	Inception date of the Fund was October 13, 2025.
The accompanying notes are an integral part of these financial statements.

12

APTUS BUFFER ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

Aptus Laddered Buffer ETF
Period Ended April 30, 2026(b)
OPERATIONS:
Net investment income (loss)	$(18)
Net realized gain (loss)	25
Net change in unrealized appreciation (depreciation)	27,866
Net increase (decrease) in net assets from operations	27,873
CAPITAL TRANSACTIONS:
Shares sold	500,000
Net increase (decrease) in net assets from capital transactions	500,000
Net increase (decrease) in net assets	527,873
NET ASSETS:
Beginning of the period	—
End of the period	$ 527,873
SHARES TRANSACTIONS
Shares sold	20,000
Total increase (decrease) in shares outstanding	20,000

(b)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

13

Aptus April Buffer ETF
Financial Highlights

Period Ended April 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	1.43
Total from investment operations	1.40
Net asset value, end of period	$26.40
TOTAL RETURN(d)	5.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,174
Ratio of expenses to average net assets(e)	0.25%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.20)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

Aptus January Buffer ETF
Financial Highlights

Period Ended April 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	1.62
Total from investment operations	1.59
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$26.59
TOTAL RETURN(e)	6.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$58,501
Ratio of expenses to average net assets(f)	0.26%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.25%
Ratio of net investment income (loss) to average net assets(f)	(0.24)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

Aptus July Buffer ETF
Financial Highlights

Period Ended April 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	1.62
Total from investment operations	1.59
Net asset value, end of period	$26.59
TOTAL RETURN(d)	6.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,900
Ratio of expenses to average net assets(e)	0.25%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.18)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Aptus October Buffer ETF
Financial Highlights

Period Ended April 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	1.55
Total from investment operations	1.50
Net asset value, end of period	$26.50
TOTAL RETURN(d)	6.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$40,549
Ratio of expenses to average net assets(e)	0.40%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.15%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.25%
Ratio of net investment income (loss) to average net assets(e)	(0.35)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

Aptus Laddered Buffer ETF
Financial Highlights

Period Ended April 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	1.39
Total from investment operations	1.39
Net asset value, end of period	$26.39
TOTAL RETURN(e)	5.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$528
Ratio of expenses to average net assets(f)(g)	0.05%
Ratio of net investment income (loss) to average net assets(f)(g)	(0.04)%
Portfolio turnover rate(e)(h)	—%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026
NOTE 1 – ORGANIZATION
Aptus April Buffer ETF, Aptus January Buffer ETF, Aptus July Buffer ETF, and Aptus October Buffer ETF are each a non-diversified series and Aptus Laddered Buffer ETF is a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Aptus April Buffer ETF, Aptus January Buffer ETF, Aptus July Buffer ETF, and Aptus October Buffer is to seek to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, before fees and expenses, while providing a Buffer against a predetermined percentage, before fees and expenses, of Underlying ETF losses over typically a twelve-month period. The investment objective of Aptus Laddered Buffer ETF is to seek to provide investors with capital appreciation. The table below shows the date each Fund commenced operations:

Fund	Date of Commencement
Aptus April Buffer ETF	October 13, 2025
Aptus January Buffer ETF	October 13, 2025
Aptus July Buffer ETF	October 13, 2025
Aptus October Buffer ETF	October 13, 2025
Aptus Laddered Buffer ETF	March 31, 2026

The end of the reporting period for the Funds is April 30, 2026. The current fiscal period is the period from inception on October 13, 2025 through April 30, 2026 for all Funds with the exception of Aptus Laddered Buffer ETF for which the current fiscal period is the period from inception on March 31, 2026 through April 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
FLexible EXchange Options (“FLEX Options”) will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date.

19

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotation.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Aptus April Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$24,050,403	$—	$24,050,403
Money Market Funds	32,759	—	—	32,759
Total Investments	$32,759	$24,050,403	$—	$24,083,162
Liabilities:
Investments:
Written Options	$—	$(1,917,235)	$—	$(1,917,235)
Total Investments	$—	$(1,917,235)	$—	$(1,917,235)

20

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Aptus January Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$60,481,999	$—	$60,481,999
Money Market Funds	82,767	—	—	82,767
Total Investments	$82,767	$60,481,999	$—	$60,564,766
Liabilities:
Investments:
Written Options	$—	$(2,071,790)	$—	$(2,071,790)
Total Investments	$—	$(2,071,790)	$—	$(2,071,790)

Aptus July Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$36,469,708	$—	$36,469,708
Money Market Funds	47,990	—	—	47,990
Total Investments	$47,990	$36,469,708	$—	$36,517,698
Liabilities:
Investments:
Written Options	$—	$(621,858)	$—	$(621,858)
Total Investments	$—	$(621,858)	$—	$(621,858)

Aptus October Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$41,601,444	$—	$41,601,444
Money Market Funds	86,341	—	—	86,341
Total Investments	$86,341	$41,601,444	$—	$41,687,785
Liabilities:
Investments:
Written Options	$—	$(1,154,552)	$—	$(1,154,552)
Total Investments	$—	$(1,154,552)	$—	$(1,154,552)

Aptus Laddered Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$526,982	$—	$—	$526,982
Money Market Funds	909	—	—	909
Total Investments	$527,891	$—	$—	$527,891

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

21

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid at least annually. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets of NAV per share.

22

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
These differences are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. During the fiscal period ended April 30, 2026, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Aptus April Buffer ETF	$(464,813)	$464,813
Aptus January Buffer ETF	(208,045)	208,045
Aptus July Buffer ETF	723	(723)
Aptus October Buffer ETF	21,713	(21,713)
Aptus Laddered Buffer ETF	—	—

I.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals on the Investment and Operations Teams of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Funds pay the Adviser a unified management fee which is calculated daily and paid monthly based on each Fund’s average daily net assets:

Aptus April Buffer ETF	0.25%
Aptus January Buffer ETF	0.25%
Aptus July Buffer ETF	0.25%
Aptus October Buffer ETF	0.25%
Aptus Laddered Buffer ETF	0.05%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.

23

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding options, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus April Buffer ETF	$ —	$—
Aptus January Buffer ETF	—	—
Aptus July Buffer ETF	—	—
Aptus October Buffer ETF	—	—
Aptus Laddered Buffer ETF	—	6,356

There were no purchases or sales of U.S. Government securities in the Funds during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus April Buffer ETF	$—	$ —
Aptus January Buffer ETF	—	—
Aptus July Buffer ETF	—	—
Aptus October Buffer ETF	—	—
Aptus Laddered Buffer ETF	505,447	—

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:
Aptus Laddered Buffer ETF

	Value as of March 31, 2026(a)	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of April 30, 2026	Shares as of April 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Aptus April Buffer ETF	$ —	$126,540	$(1,596)	$6	$5,658	$130,608	4,951	$ —	$ —
Aptus January Buffer ETF	—	126,489	(1,589)	8	7,513	132,421	4,977	—	—
Aptus July Buffer ETF	—	125,965	(1,587)	6	7,444	131,828	4,955	—	—
Aptus October Buffer ETF	—	126,453	(1,584)	5	7,251	132,125	4,983	—	—
	$—	$505,447	$(6,356)	$25	$27,866	$526,982	19,866	$—	$—

(a)	Inception date of Fund.

24

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2026 were as follows:

	Aptus April Buffer ETF	Aptus January Buffer ETF	Aptus July Buffer ETF	Aptus October Buffer ETF	Aptus Laddered Buffer ETF
Tax cost of investments	$22,084,467	$58,877,943	$35,228,968	$40,191,522	$500,025
Gross tax unrealized appreciation	3,239,125	3,327,076	2,902,399	3,063,077	27,866
Gross tax unrealized depreciation	(1,959,159)	(1,418,436)	(1,218,198)	(1,222,478)	—
Net tax unrealized appreciation (depreciation)	1,279,966	1,908,640	1,684,201	1,840,599	27,866
Undistributed ordinary income	—	137,396	—	—	7
Undistributed long-term gain	—	—	—	—	—
Other accumulated gain (loss)	(882,287)	(160,362)	(19,927)	(26,038)	—
Distributable earnings (accumulated losses)	$397,679	$1,885,674	$1,664,274	$1,814,561	$27,873

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended April 30, 2026, the Funds did not elect to defer any post-October capital losses. The Funds elected to defer late-year ordinary losses as follows:

Late-Year Losses
Aptus April Buffer ETF	$14,000
Aptus January Buffer ETF	—
Aptus July Buffer ETF	19,898
Aptus October Buffer ETF	25,986
Aptus Laddered Buffer ETF	—

As of April 30, 2026, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Aptus April Buffer ETF	$868,287	$ —
Aptus January Buffer ETF	—	—
Aptus July Buffer ETF	29	—
Aptus October Buffer ETF	52	—
Aptus Laddered Buffer ETF	—	—

There were no distributions paid by the Funds during the fiscal period ended April 30, 2026.
NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The following disclosures provide information on Aptus April Buffer ETF, Aptus January Buffer ETF, Aptus July Buffer ETF, and Aptus October Buffer ETF use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

25

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The Funds invest primarily in FLEX Options. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions. Each Fund’s FLEX Option holdings will be European-style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Funds intend to structure the FLEX Options so that any amount owed by the Funds on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Funds. The Funds receive premiums in exchange for the written FLEX Options and pay premiums in exchange for the purchased FLEX Options.
When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for option contracts. Broker interest received and paid by the Funds, if any, is included as interest income and expense, respectively, in the Statements of Operations.

26

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is as follows:

Fund	Derivatives Investment Type	Asset Derivatives
		Statement of Assets and Liabilities Location	Value
Aptus April Buffer ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	$24,050,403
Aptus January Buffer ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	60,481,999
Aptus July Buffer ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	36,469,708
Aptus October Buffer ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	41,601,444

Fund	Derivatives Investment Type	Liability Derivatives
		Statement of Assets and Liabilities Location	Value
Aptus April Buffer ETF	Equity Contracts - Written Options	Written options, at value	$(1,917,235)
Aptus January Buffer ETF	Equity Contracts - Written Options	Written options, at value	(2,071,790)
Aptus July Buffer ETF	Equity Contracts - Written Options	Written options, at value	(621,858)
Aptus October Buffer ETF	Equity Contracts - Written Options	Written options, at value	(1,154,552)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Aptus April Buffer ETF	Equity Contracts - Purchased Options	$(875,058)*	$1,998,695**
Aptus April Buffer ETF	Equity Contracts - Written Options	473,303	(718,729)
Aptus January Buffer ETF	Equity Contracts - Purchased Options	24,113*	1,696,511**
Aptus January Buffer ETF	Equity Contracts - Written Options	191,468	221,817
Aptus July Buffer ETF	Equity Contracts - Purchased Options	—	1,288,730**
Aptus July Buffer ETF	Equity Contracts - Written Options	—	395,471
Aptus October Buffer ETF	Equity Contracts - Purchased Options	—	1,496,263**
Aptus October Buffer ETF	Equity Contracts - Written Options	—	344,336

*	Included in Net realized gain (loss) from Investments in unaffiliated securities as reported in the Statements of Operations.
**	Included in Net change in unrealized appreciation (depreciation) on Investments in unaffiliated securities as reported in the Statements of Operations.
The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus April Buffer ETF	$16,010,219
Aptus January Buffer ETF	33,320,329
Aptus July Buffer ETF	23,219,029
Aptus October Buffer ETF	28,447,061

Written Options
Aptus April Buffer ETF	$(591,786)
Aptus January Buffer ETF	(1,192,387)
Aptus July Buffer ETF	(499,328)
Aptus October Buffer ETF	(869,711)

27

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
All of the FLEX Options held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply. Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.
NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300 payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets.
NOTE 9 – RISKS
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the share price performance of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.
Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the share price performance of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in share price to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

28

APTUS BUFFER ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Sector Risk. To the extent the Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Underlying ETF may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund, which invests substantially in FLEX Options that reference the market price of the Underlying ETF, could be negatively impacted by events affecting this sector.
Underlying ETF Exposure Risk (Aptus Laddered Buffer ETF Only). An investment in the Fund may provide returns that are lower than the returns that an investor could achieve by investing in one or more of the Underlying ETFs alone. Additionally, if one or more of the Underlying ETFs has exceeded its cap at the time that you invest in the Fund, you may derive no benefit from the Fund’s investment in that Underlying ETF until the next reset of the Underlying ETF. Likewise, if one or more of the Underlying ETFs has decreased in value below its buffer at the time that you invest in the Fund, you may derive no buffered protection from the Fund’s investment in that Underlying ETF. See “Buffered Loss Risk” and “Capped Upside Risk” above. The Fund does not itself pursue a structured outcome strategy and does not provide any buffer against Underlying ETF losses.

29

APTUS BUFFER ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Aptus Buffer ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of Aptus Buffer ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of April 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aptus April Buffer ETF, Aptus January Buffer ETF, Aptus July Buffer ETF and Aptus October Buffer ETF	For the period from October 13, 2025 (commencement of operations) to April 30, 2026
Aptus Laddered Buffer ETF	For the period from March 31, 2026 (commencement of operations) to April 30, 2026

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Aptus Capital Advisors, LLC since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 29, 2026

30

APTUS BUFFER ETFs
TAX INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal period ended April 30, 2026, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus April Buffer ETF	0.00%
Aptus January Buffer ETF	0.00%
Aptus July Buffer ETF	0.00%
Aptus October Buffer ETF	0.00%
Aptus Laddered Buffer ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal period ended April 30, 2026 was as follows:

Aptus April Buffer ETF	0.00%
Aptus January Buffer ETF	0.00%
Aptus July Buffer ETF	0.00%
Aptus October Buffer ETF	0.00%
Aptus Laddered Buffer ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus April Buffer ETF	0.00%
Aptus January Buffer ETF	0.00%
Aptus July Buffer ETF	0.00%
Aptus October Buffer ETF	0.00%
Aptus Laddered Buffer ETF	0.00%

31

APTUS BUFFER ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

32

APTUS BUFFER ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Aptus Laddered Buffer ETF (ABUF)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Aptus Laddered Buffer ETF (the “Fund”) for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser or its affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference approximately eight days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered such supplemental information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, Adviser representatives described the Fund’s investment objective and principal investment strategies and provided an overview of the services to be provided to the Fund by the Adviser as well as additional information about the Adviser’s personnel and business operations. The Adviser representatives then responded to questions from the Board related thereto. The Board then discussed the Materials, the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Advisory Agreement.
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including an assessment of the Adviser’s compliance program provided by the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including the portfolio managers’ day-to-day management of the Fund, and compare the Fund’s returns to those of an appropriate benchmark index and peer funds.
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be equal to the combined total of the Fund’s acquired fund fees and

33

APTUS BUFFER ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
expenses (“AFFE”) and its “unified fee” described below. The Board then compared the Fund’s net expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of ETFs in the Morningstar Equity Hedged category (the “Peer Group”). In particular, the Board noted that the Fund’s net expense ratio was lower than the net expense ratio of all of the funds included in the Peer Group. The Board also compared the Fund’s proposed net expense ratio to that of certain competitor funds identified by the Adviser (the “Selected Peer Group”) with similar investment objectives to the Fund. The Board noted that the Selected Peer Group was comprised primarily of actively managed funds that are laddered buffer ETFs that hold their affiliated monthly or quarterly buffer ETFs in a laddered fashion. The Board observed that the Fund’s proposed net expense ratio was lower than the net expense ratio of all of the funds included in the Selected Peer Group.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, AFFE, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at expected asset levels for the Fund. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

34

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	7/7/2026

* Print the name and title of each signing officer under his or her signature.